UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21475
                                     ---------

                              Tamarack Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (614) 470-8000
                                                           ---------------

Date of fiscal year end: September 30
                         ------------------

Date of reporting period: December 31, 2006
                          ------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

TAMARACK LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                      VALUE
               ------                                                                                                  ------------
COMMON STOCKS  (99.26%):
Consumer Discretionary  (14.44%):
                  41,750   E.W. Scripps Co. (The), Class A                                                              $ 2,084,995
                  36,490   Johnson Controls, Inc.                                                                         3,135,221
                  35,780   Kohl's Corp. (b)                                                                               2,448,425
                  51,900   McGraw-Hill Cos., Inc. (The)                                                                   3,530,239
                  31,260   Omnicom Group, Inc. (c)                                                                        3,267,920
                  77,890   Staples, Inc.                                                                                  2,079,663
                  54,070   Starbucks Corp. (b)                                                                            1,915,159
                                                                                                                       ------------
                                                                                                                         18,461,622
                                                                                                                       ------------
Consumer Staples  (8.89%):
                  59,700   PepsiCo, Inc.                                                                                  3,734,235
                  72,080   Procter & Gamble Co. (The)                                                                     4,632,582
                  65,410   Walgreen Co.                                                                                   3,001,665
                                                                                                                       ------------
                                                                                                                         11,368,482
                                                                                                                       ------------
Energy  (7.10%):
                  36,250   Apache Corp. (c)                                                                               2,410,987
                  28,550   Baker Hughes, Inc.                                                                             2,131,543
                  36,330   EOG Resources, Inc.                                                                            2,268,809
                  55,100   Smith International, Inc. (c)                                                                  2,262,957
                                                                                                                       ------------
                                                                                                                          9,074,296
                                                                                                                       ------------
Financials  (12.86%):
                  43,920   AFLAC, Inc.                                                                                    2,020,320
                  57,100   American Express Co.                                                                           3,464,257
                   9,320   Chicago Mercantile Exchange                                                                    4,750,870
                           Holdings, Inc.
                  70,070   SLM Corp.                                                                                      3,417,314
                  41,270   State Street Corp. (c)                                                                         2,783,249
                                                                                                                       ------------
                                                                                                                         16,436,010
                                                                                                                       ------------
Healthcare  (17.38%):
                  38,920   Abbott Laboratories                                                                            1,895,793
                  41,540   Amgen, Inc. (b)                                                                                2,837,597
                  30,750   Express Scripts, Inc. (b)                                                                      2,201,700
                  51,910   Genzyme Corp. (b)                                                                              3,196,618
                  59,690   Medtronic, Inc.                                                                                3,194,012
                  57,100   Quest Diagnostics, Inc. (c)                                                                    3,026,300
                  68,090   Stryker Corp. (c)                                                                              3,752,439
                  26,940   WellPoint, Inc. (b)                                                                            2,119,909
                                                                                                                       ------------
                                                                                                                         22,224,368
                                                                                                                       ------------
Industrials  (13.21%):
                  73,170   Danaher Corp.                                                                                  5,300,435
                 139,270   General Electric Co.                                                                           5,182,237
                  44,770   Thermo Fisher Scientific, Inc. (b)                                                             2,027,633
                  70,090   United Technologies Corp.                                                                      4,382,027
                                                                                                                       ------------
                                                                                                                         16,892,332
                                                                                                                       ------------
Information Technology  (22.76%):
                 114,500   Adobe Systems, Inc. (b)                                                                        4,708,240
                  35,110   Apple Computer, Inc. (b)                                                                       2,978,732
                 216,230   Cisco Systems, Inc. (b)                                                                        5,909,565
                  97,760   eBay, Inc. (b)                                                                                 2,939,643
                 108,480   Jabil Circuit, Inc.                                                                            2,663,184
                  96,290   Paychex, Inc.                                                                                  3,807,307
                  80,480   QUALCOMM, Inc.                                                                                 3,041,339
                  70,500   SanDisk Corp. (b) (c)                                                                          3,033,615
                                                                                                                       ------------
                                                                                                                         29,081,625
                                                                                                                       ------------
Materials  (2.62%):
                  74,020   Ecolab, Inc.                                                                                   3,345,704
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $111,297,595)                                                                                 126,884,439
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                      VALUE
               ------                                                                                                  ------------
INVESTMENT COMPANIES  (0.17%):
                 221,465   Wells Fargo Prime Investment                                                                     221,465
                           Money Market Fund                                                                           ------------

TOTAL INVESTMENT COMPANIES (COST $221,465)                                                                                  221,465
                                                                                                                       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (12.50%):
             $15,981,388   Various Securities (see Notes to                                                              15,981,388
                           Schedules of Portfolio Investments                                                          ------------
                           for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $15,981,388)                                            15,981,388
                                                                                                                       ------------

REPURCHASE AGREEMENTS  (0.78%):
               1,000,000   Bank of America dated 12/29/06;                                                                1,000,000
                           due 1/2/07 at 5.30% with maturity                                                           ------------
                           value of $1,000,589 (fully collateralized
                           by Federal National Mortgage
                           Association with effective yield of
                           5.00% and maturity date of 7/1/35)

TOTAL REPURCHASE AGREEMENTS (COST $1,000,000)                                                                             1,000,000
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $128,500,488) (a)   -   112.71%                                                                 144,087,292
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (12.71)%                                                                    (16,245,159)
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $127,842,133
                                                                                                                       ============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2006. SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(UNAUDITED)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
COMMON STOCKS  (99.40%):
Consumer Discretionary  (23.21%):
                  65,000   Aeropostale, Inc. (b) (c)                                                                   $  2,006,550
                  67,000   Chico's FAS, Inc. (b)                                                                          1,386,230
                 141,000   Coldwater Creek, Inc. (b)                                                                      3,457,320
                  58,000   Dick's Sporting Goods, Inc. (b)                                                                2,841,420
                  48,000   E.W. Scripps Co. (The), Class A                                                                2,397,120
                  34,000   Guitar Center, Inc. (b)                                                                        1,545,640
                  89,000   O'Reilly Automotive, Inc. (b)                                                                  2,853,340
                  93,000   Petsmart, Inc. (c)                                                                             2,683,980
                  93,000   Pool Corp. (c)                                                                                 3,642,810
                  46,000   Tractor Supply Co. (b)                                                                         2,056,660
                  70,000   Zumiez, Inc. (b) (c)                                                                           2,067,800
                                                                                                                       ------------
                                                                                                                         26,938,870
                                                                                                                       ------------
Energy  (4.21%):
                  77,000   BJ Services Co.                                                                                2,257,640
                  64,000   Smith International, Inc.                                                                      2,628,480
                                                                                                                       ------------
                                                                                                                          4,886,120
                                                                                                                       ------------
Financials  (9.76%):
                   4,000   Chicago Mercantile Exchange                                                                    2,039,000
                           Holdings, Inc.
                  98,000   Commerce Bancorp, Inc. (c)                                                                     3,456,460
                  79,000   East West Bancorp, Inc.                                                                        2,798,180
                  14,500   Legg Mason, Inc. (c)                                                                           1,378,225
                  20,000   Zions Bancorp.                                                                                 1,648,800
                                                                                                                       ------------
                                                                                                                         11,320,665
                                                                                                                       ------------
Healthcare  (15.37%):
                  52,000   Biomet, Inc.                                                                                   2,146,040
                  22,000   Express Scripts, Inc. (b) (c)                                                                  1,575,200
                  33,000   Henry Schein, Inc. (b) (c)                                                                     1,616,340
                  46,000   Omnicare, Inc. (c)                                                                             1,776,980
                  42,000   Quest Diagnostics, Inc. (c)                                                                    2,226,000
                  40,000   ResMed, Inc. (b)                                                                               1,968,800
                  75,000   Varian Medical Systems, Inc. (b)                                                               3,567,750
                  92,000   VCA Antech, Inc. (b)                                                                           2,961,480
                                                                                                                       ------------
                                                                                                                         17,838,590
                                                                                                                       ------------
Industrials  (24.91%):
                  49,000   ChoicePoint, Inc. (b)                                                                          1,929,620
                  17,000   Corporate Executive Board Co.                                                                  1,490,900
                  75,000   Donaldson Co., Inc.                                                                            2,603,250
                  77,000   Expeditors International of                                                                    3,118,500
                           Washington, Inc.
                  64,000   Fastenal Co.                                                                                   2,296,320
                  47,000   Graco, Inc.                                                                                    1,862,140
                 149,500   Knight Transportation, Inc. (c)                                                                2,548,975
                  26,000   Precision Castparts Corp.                                                                      2,035,280
                 101,000   Roper Industries, Inc.                                                                         5,074,241
                  45,000   Stericycle, Inc. (b)                                                                           3,397,500
                  56,160   Thermo Fisher Scientific, Inc. (b)                                                             2,543,486
                                                                                                                       ------------
                                                                                                                         28,900,212
                                                                                                                       ------------
Information Technology  (19.94%):
                  63,000   Amdocs Ltd. ADR (b)                                                                            2,441,250
                  47,000   ANSYS, Inc. (b)                                                                                2,044,030
                  58,000   CDW Corp. (c)                                                                                  4,078,560
                  79,000   Cognos, Inc. ADR (b)                                                                           3,354,340
                  33,000   DST Systems, Inc. (b) (c)                                                                      2,066,790
                  79,000   FactSet Research Systems, Inc.                                                                 4,461,920
                  91,000   Jabil Circuit, Inc.                                                                            2,234,050
                  75,000   Microchip Technology, Inc.                                                                     2,452,500
                                                                                                                       ------------
                                                                                                                         23,133,440
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Materials  (2.00%):
                  54,000   Florida Rock Industries, Inc.                                                                  2,324,700
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $96,923,228)                                                                                  115,342,597
                                                                                                                       ------------

INVESTMENT COMPANIES  (0.54%):
                 628,332   Wells Fargo Prime Investment                                                                     628,332
                           Money Market Fund                                                                           ------------

TOTAL INVESTMENT COMPANIES (COST $628,332)                                                                                  628,332
                                                                                                                       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.17%):
             $17,607,128   Various Securities (see Notes to                                                              17,607,128
                           Schedules of Portfolio Investments                                                          ------------
                           for collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $17,607,128)                                            17,607,128
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $115,158,688) (a)   -   115.11%                                                                 133,578,057
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.11)%                                                                    (17,533,755)
                                                                                                                       ------------
NET ASSETS   -   100.00%                                                                                               $116,044,302
                                                                                                                       ============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2006. Abbreviations used are defined below:
     ADR - American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
COMMON STOCKS  (98.94%):
Consumer Discretionary  (14.41%):
                   4,800   A.C. Moore Arts & Crafts, Inc. (b)                                                          $    104,016
                   4,000   Catalina Marketing Corp.                                                                         110,000
                   6,750   Fred's, Inc.                                                                                      81,270
                   8,650   Gentex Corp.                                                                                     134,594
                   4,250   Hot Topic, Inc. (b)                                                                               56,695
                   3,500   K-Swiss, Inc.                                                                                    107,590
                   3,200   P.F. Chang's China Bistro, Inc. (b)                                                              122,816
                   9,400   Progressive Gaming International                                                                  85,258
                           Corp. (b)
                   6,900   RARE Hospitality International, Inc.                                                             227,217
                           (b)
                   7,250   Shuffle Master, Inc. (b)                                                                         189,950
                   7,700   Sonic Corp. (b)                                                                                  184,415
                   2,600   Tractor Supply Co. (b)                                                                           116,246
                                                                                                                       ------------
                                                                                                                          1,520,067
                                                                                                                       ------------
Consumer Staples  (3.44%):
                   3,200   Peet's Coffee & Tea, Inc. (b)                                                                     83,968
                   7,750   United Natural Foods, Inc. (b)                                                                   278,380
                                                                                                                       ------------
                                                                                                                            362,348
                                                                                                                       ------------
Energy  (4.49%):
                   4,750   Berry Petroleum Co., Class A                                                                     147,298
                   4,600   Oceaneering International, Inc. (b)                                                              182,620
                   3,200   Swift Energy Co. (b)                                                                             143,392
                                                                                                                       ------------
                                                                                                                            473,310
                                                                                                                       ------------
Financials  (11.75%):
                   6,200   HCC Insurance Holdings, Inc.                                                                     198,958
                   4,400   Hilb, Rogal & Hamilton Co.                                                                       185,328
                   3,650   Investment Technology Group, Inc.                                                                156,512
                           (b)
                   3,600   Investors Financial Services Corp.                                                               153,612
                   3,850   Philadelphia Consolidated Holding                                                                171,556
                           Corp. (b)
                   9,300   Raymond James Financial, Inc.                                                                    281,883
                   1,900   Wintrust Financial Corp.                                                                          91,238
                                                                                                                       ------------
                                                                                                                          1,239,087
                                                                                                                       ------------
Healthcare  (21.22%):
                   3,700   ArthroCare Corp. (b)                                                                             147,704
                   2,600   Biosite, Inc. (b)                                                                                127,010
                   3,100   Cooper Cos., Inc. (The)                                                                          137,950
                   9,000   HealthExtras, Inc. (b)                                                                           216,900
                   2,100   IDEXX Laboratories, Inc. (b)                                                                     166,530
                   2,600   Integra LifeSciences Holdings (b)                                                                110,734
                  10,600   K-V Pharmaceutical Co., Class A                                                                  252,068
                           (b)
                   5,400   Kensey Nash Corp. (b)                                                                            171,720
                   4,550   Kyphon, Inc. (b)                                                                                 183,820
                   4,700   Pharmaceutical Product                                                                           151,434
                           Development, Inc.
                   3,200   SonoSite, Inc. (b)                                                                                98,976
                   3,600   Sunrise Senior Living, Inc. (b)                                                                  110,592
                   3,100   SurModics, Inc. (b)                                                                               96,472
                   3,600   West Pharmaceutical Services,                                                                    184,428
                           Inc.
                   2,500   Young Innovations, Inc.                                                                           83,250
                                                                                                                       ------------
                                                                                                                          2,239,588
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Industrials  (17.22%):
                   3,000   Actuant Corp., Class A                                                                           142,950
                   5,150   DRS Technologies, Inc.                                                                           271,302
                   5,700   EGL, Inc. (b)                                                                                    169,746
                   2,700   Huron Consulting Group, Inc. (b)                                                                 122,418
                  12,925   Knight Transportation, Inc.                                                                      220,371
                   4,950   Mercury Computer Systems, Inc.                                                                    66,132
                           (b)
                   3,700   NuCo2, Inc. (b)                                                                                   90,983
                   6,100   Simpson Manufacturing Co., Inc.                                                                  193,065
                   2,800   Stericycle, Inc. (b)                                                                             211,400
                   3,600   Teleflex, Inc.                                                                                   232,416
                   5,250   Tetra Tech, Inc. (b)                                                                              94,973
                                                                                                                       ------------
                                                                                                                          1,815,756
                                                                                                                       ------------
Information Technology  (23.83%):
                   4,050   Actel Corp. (b)                                                                                   73,548
                   3,400   Acxiom Corp.                                                                                      87,210
                   5,600   ANSYS, Inc. (b)                                                                                  243,543
                   6,800   BISYS Group, Inc. (The) (b)                                                                       87,788
                   1,800   Black Box Corp.                                                                                   75,582
                   1,000   CyberSouce Corp. (b)                                                                              11,020
                   4,250   Cymer, Inc. (b)                                                                                  186,788
                   3,950   Digital River, Inc. (b)                                                                          220,370
                   2,500   F5 Networks, Inc. (b)                                                                            185,525
                   4,750   Global Payments, Inc.                                                                            219,924
                   4,050   Kronos, Inc. (b)                                                                                 148,797
                   3,950   Open Text Corp. ADR (b)                                                                           80,185
                   5,300   Photronics, Inc. (b)                                                                              86,602
                   8,000   Plexus Corp. (b)                                                                                 191,040
                   6,200   ScanSource, Inc. (b)                                                                             188,480
                   6,550   TriQuint Semiconductor, Inc. (b)                                                                  29,475
                   4,750   WebEx Communications, Inc. (b)                                                                   165,728
                   6,900   Wind River Systems, Inc. (b)                                                                      70,725
                   4,650   Zebra Technologies Corp., Class A                                                                161,774
                           (b)                                                                                         ------------
                                                                                                                          2,514,104
                                                                                                                       ------------
Materials  (2.58%):
                   5,250   Spartech Corp.                                                                                   137,655
                   4,850   Valspar Corp.                                                                                    134,054
                                                                                                                       ------------
                                                                                                                            271,709
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $7,927,842)                                                                                    10,435,969
                                                                                                                       ------------

INVESTMENT COMPANIES  (1.48%):
                 156,033   Wells Fargo Prime Investment                                                                     156,033
                           Money Market Fund                                                                           ------------

TOTAL INVESTMENT COMPANIES (COST $156,033)                                                                                  156,033
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $8,083,875) (a)   -   100.42%                                                                    10,592,002
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.42)%                                                                         (44,461)
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $ 10,547,541
                                                                                                                       ============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
     Abbreviations used are defined below:
     ADR - American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK ENTERPRISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
COMMON STOCKS  (96.73%):
Consumer Discretionary  (15.37%):
                  81,250   Cache, Inc. (b)                                                                             $  2,050,750
                 110,400   Carmike Cinemas, Inc. (c)                                                                      2,251,056
                 619,000   Casual Male Retail Group, Inc. (b)                                                             8,077,950
                           (c)
                 230,000   Comstock Homebuilding Cos., Inc.,                                                              1,322,500
                           Class A (b) (c)
                 159,971   Deb Shops, Inc.                                                                                4,223,234
                 295,800   Dixie Group, Inc. (The) (b)                                                                    3,738,912
                 630,100   Hancock Fabrics, Inc. (b) (c)                                                                  2,167,544
                  75,000   McCormick & Schmick's Seafood                                                                  1,803,000
                           Restaurants, Inc. (b)
                 552,400   Movado Group, Inc.                                                                            16,019,600
                 791,644   Regent Communications, Inc. (b)                                                                2,240,353
                 365,700   Steinway Musical Instruments, Inc.                                                            11,333,043
                           (b)                                                                                         ------------
                                                                                                                         55,227,942
                                                                                                                       ------------
Consumer Staples  (1.94%):
                 500,400   Topps Co., Inc. (The)                                                                          4,453,560
                  69,600   United Natural Foods, Inc. (b)                                                                 2,500,032
                                                                                                                       ------------
                                                                                                                          6,953,592
                                                                                                                       ------------
Energy  (5.58%):
                 111,300   Goodrich Petroleum Corp. (b) (c)                                                               4,026,834
                 180,000   Gulf Island Fabrication, Inc.                                                                  6,642,000
                 366,800   Tetra Technologies, Inc. (b)                                                                   9,382,744
                                                                                                                       ------------
                                                                                                                         20,051,578
                                                                                                                       ------------
Financials  (17.02%):
                 261,300   ASTA Funding, Inc. (c)                                                                         7,953,971
                  53,400   Bank of the Ozarks, Inc. (c)                                                                   1,765,404
                 103,100   Boston Private Financial Holdings,                                                             2,908,451
                           Inc.
                 111,009   Capital Corp of the West                                                                       3,562,279
                  96,259   Cobiz, Inc. (c)                                                                                2,121,548
                 187,157   Dearborn Bancorp, Inc. (b)                                                                     3,555,983
                 168,800   FirstCity Financial Corp. (b)                                                                  1,870,304
                 156,096   Hanmi Financial Corp.                                                                          3,516,843
                 181,200   Harrington West Financial Group,                                                               3,125,700
                           Inc.
                 100,100   LaSalle Hotel Properties (c)                                                                   4,589,585
                  82,516   Mercantile Bank Corp. (c)                                                                      3,110,853
                 150,289   MetroCorp Bancshares, Inc.                                                                     3,162,081
                  89,900   National Interstate Corp.                                                                      2,184,570
                 102,788   Northrim Bancorp, Inc.                                                                         2,734,161
                 294,666   Sanders Morris Harris Group, Inc.                                                              3,762,885
                           (c)
                 105,554   Sterling Financial Corp. (c)                                                                   3,568,781
                 182,600   SWS Group, Inc.                                                                                6,518,820
                  31,412   Taylor Capital Group, Inc.                                                                     1,149,993
                                                                                                                       ------------
                                                                                                                         61,162,212
                                                                                                                       ------------
Healthcare  (5.47%):
                 200,300   Adeza Biomedical Corp. (b)                                                                     2,986,473
                  45,000   Kensey Nash Corp. (b)                                                                          1,431,000
                 188,000   Meridian Bioscience, Inc.                                                                      4,611,640
                 345,275   Penwest Pharmaceuticals Co. (b)                                                                5,738,471
                           (c)
                 146,624   Young Innovations, Inc.                                                                        4,882,579
                                                                                                                       ------------
                                                                                                                         19,650,163
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Industrials  (24.87%):
                 335,200   ABM Industries, Inc. (c)                                                                       7,612,391
                 270,870   Allied Defense Group, Inc. (b) (c)                                                             5,755,988
                 480,000   C&D Technologies, Inc. (c)                                                                     2,275,200
                 218,800   CDI Corp.                                                                                      5,448,120
                 320,525   Columbus McKinnon Corp. (b)                                                                    6,737,436
                 292,000   EDO Corp. (c)                                                                                  6,932,080
                 281,200   Ennis Business Forms, Inc.                                                                     6,878,152
                  66,500   ESCO Technologies, Inc. (b)                                                                    3,021,760
                 176,000   Gehl Co. (b)                                                                                   4,845,280
                 123,500   Herley Industries, Inc. (b)                                                                    1,999,465
                 425,500   LaBarge, Inc. (b) (c)                                                                          5,714,465
                 311,837   LSI Industries, Inc.                                                                           6,189,964
                 228,000   Mac-Gray Corp. (b)                                                                             2,717,760
                 232,061   Modtech Holdings, Inc. (b)                                                                     1,148,702
                 142,200   Old Dominion Freight Line, Inc. (b)                                                            3,422,754
                 213,010   Quixote Corp.                                                                                  4,189,907
                 350,393   Rush Enterprises, Inc., Class A (b)                                                            5,928,650
                 152,800   Saia, Inc. (b)                                                                                 3,546,488
                 129,789   Standard Parking Corp. (b) (c)                                                                 4,985,195
                                                                                                                       ------------
                                                                                                                         89,349,757
                                                                                                                       ------------
Information Technology  (12.60%):
                 223,700   Comtech Telecommunications Corp.                                                               8,516,259
                           (b)
                 306,600   Covansys Corp. (b)                                                                             7,036,470
                 702,732   HMS Holdings Corp. (b)                                                                        10,646,390
                 591,300   Hypercom Corp. (b)                                                                             3,754,755
                 120,900   Landauer, Inc.                                                                                 6,343,623
                 181,490   Nu Horizons Electronics Corp. (b)                                                              1,867,532
                 114,533   Printronix, Inc.                                                                               1,420,209
                 187,800   Spectrum Control, Inc. (b)                                                                     1,825,416
                 274,800   Tyler Technologies, Inc. (b)                                                                   3,863,688
                                                                                                                       ------------
                                                                                                                         45,274,342
                                                                                                                       ------------
Materials  (10.07%):
                 829,600   Birch Mountain Resources Ltd. ADR                                                              2,074,000
                           (b) (c)
                 809,000   Intertape Polymer Group, Inc. ADR                                                              4,271,520
                           (b)
                 100,000   Koppers Holdings, Inc.                                                                         2,607,000
                 342,300   NN, Inc.                                                                                       4,254,789
                 549,500   Omnova Solutions, Inc. (b)                                                                     2,516,710
                 434,250   Penford Corp.                                                                                  7,512,525
                 803,300   U.S. Concrete, Inc. (b)                                                                        5,719,496
                 215,588   Universal Stainless & Alloy                                                                    7,217,886
                           Products, Inc. (b)                                                                          ------------
                                                                                                                         36,173,926
                                                                                                                       ------------
Telecommunication Services  (2.13%):
                 382,500   EMS Technologies, Inc. (b)                                                                     7,661,475
                                                                                                                       ------------
Utilities  (1.68%):
                 142,900   Central Vermont Public Service                                                                 3,365,295
                           Corp.
                 104,800   Unitil Corp.                                                                                   2,656,680
                                                                                                                       ------------
                                                                                                                          6,021,975
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $243,013,540)                                                                                 347,526,962
                                                                                                                       ------------

INVESTMENT COMPANIES  (0.19%):
                 669,425   Wells Fargo Prime Investment                                                                     669,425
                           Money Market Fund                                                                           ------------

TOTAL INVESTMENT COMPANIES (COST $669,425)                                                                                  669,425
                                                                                                                       ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (14.94%):
             $53,679,116   Various Securities (see Notes to                                                              53,679,116
                           Schedules of Investments for                                                                ------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $53,679,116)                                            53,679,116
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
REPURCHASE AGREEMENT  (3.06%):
              11,000,000   Bank of America dated 12/29/06;                                                               11,000,000
                           due 1/2/07 at 5.30% with maturity                                                           ------------
                           value of $11,006,478 (fully
                           collateralized by Federal National
                           Mortgage Association with effective
                           yield of 5.00% and maturity date of
                           7/1/35)

TOTAL REPURCHASE AGREEMENT (COST $11,000,000)                                                                            11,000,000
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $308,362,081) (a)   -   114.92%                                                                 412,875,503
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (14.92)%                                                                    (53,608,193)
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $359,267,310
                                                                                                                       ============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2006. Abbreviations used defined:
     ADR - American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK ENTERPRISE SMALL CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
COMMON STOCKS  (97.97%):
Consumer Discretionary  (22.41%):
                  37,700   Big 5 Sporting Goods Corp.                                                                  $    920,634
                  99,900   Casual Male Retail Group, Inc. (b)                                                             1,303,695
                           (c)
                  59,500   Hancock Fabrics, Inc. (b) (c)                                                                    204,680
                 159,900   Interface, Inc. (b)                                                                            2,273,778
                  43,350   Men's Wearhouse, Inc. (c)                                                                      1,658,571
                  95,900   Movado Group, Inc.                                                                             2,781,100
                  10,000   O'Charley's, Inc. (b)                                                                            212,800
                  30,725   Pool Corp. (c)                                                                                 1,203,498
                  14,700   Salem Communications Corp., Class                                                                175,665
                           A
                  33,900   Sally Beauty Holdings, Inc. (b) (c)                                                              264,420
                  51,100   Source Interlink Cos., Inc. (b) (c)                                                              416,976
                  69,800   Stein Mart, Inc.                                                                                 925,548
                  66,400   Steinway Musical Instruments, Inc.                                                             2,057,736
                           (b)
                  74,500   Stride Rite Corp.                                                                              1,123,460
                                                                                                                      -------------
                                                                                                                         15,522,561
                                                                                                                      -------------
Consumer Staples  (4.38%):
                  31,700   Alberto-Culver Co. (c)                                                                           679,965
                  22,600   BJ's Wholesale Club, Inc. (b)                                                                    703,086
                  22,800   Nash-Finch Co. (c)                                                                               622,440
                  54,400   Smart & Final, Inc. (b)                                                                        1,028,160
                                                                                                                      -------------
                                                                                                                          3,033,651
                                                                                                                      -------------
Energy  (2.93%):
                  56,500   Basic Energy Services, Inc. (b)                                                                1,392,725
                  14,400   World Fuel Services Corp.                                                                        640,224
                                                                                                                      -------------
                                                                                                                          2,032,949
                                                                                                                      -------------
Financials  (15.28%):
                  16,500   Amerisafe, Inc. (b)                                                                              255,090
                 141,200   Ashford Hospitality Trust, Inc.                                                                1,757,940
                  39,100   ASTA Funding, Inc. (c)                                                                         1,190,204
                  14,100   Cadence Financial Corp.                                                                          305,547
                  32,108   Cash America International, Inc.                                                               1,505,865
                  22,168   Commerce Bancorp, Inc. (c)                                                                       781,865
                  29,525   Delphi Financial Group, Inc., Class                                                            1,194,582
                           A
                  12,100   GB&T Bancshares, Inc. (c)                                                                        268,257
                  16,700   Pro-Assurance Corp. (b)                                                                          833,664
                   4,800   SL Green Realty Corp. (c)                                                                        637,344
                  33,400   Thomas Weisel Partners Group, Inc.                                                               704,740
                           (b) (c)
                  14,072   TriCo Bancshares                                                                                 382,899
                  31,200   UCBH Holdings, Inc.                                                                              547,872
                   7,200   Union Bankshares Corp.                                                                           220,248
                                                                                                                      -------------
                                                                                                                         10,586,117
                                                                                                                      -------------
Healthcare  (9.06%):
                  66,500   Angiotech Pharmaceuticals, Inc.                                                                  546,298
                           ADR (b) (c)
                  46,800   Inverness Medical Innovations, Inc.                                                            1,811,160
                           (b) (c)
                  48,102   Polymedica Corp. (c)                                                                           1,943,801
                  63,575   PSS World Medical, Inc. (b)                                                                    1,241,620
                  19,500   Respironics, Inc. (b)                                                                            736,125
                                                                                                                      -------------
                                                                                                                          6,279,004
                                                                                                                      -------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
Industrials  (23.39%):
                  15,700   Arkansas Best Corp. (c)                                                                          565,200
                  56,300   Blount International, Inc. (b)                                                                   757,798
                  68,600   C&D Technologies, Inc. (c)                                                                       325,164
                  35,400   Carlisle Co.                                                                                   2,778,900
                  32,900   CDI Corp.                                                                                        819,210
                  39,200   Columbus McKinnon Corp. (b)                                                                      823,984
                  18,600   ElkCorp                                                                                          764,274
                  15,500   Franklin Electric Co., Inc.                                                                      796,545
                  67,800   Gardner Denver, Inc. (b)                                                                       2,529,618
                  30,400   Gehl Co. (b)                                                                                     836,912
                  28,700   Lamson & Sessions Co. (b) (c)                                                                    696,262
                  29,200   Manitowoc Co., Inc. (The)                                                                      1,735,356
                  36,600   Wabtec Corp.                                                                                   1,111,908
                  40,300   Watts Water Technologies, Inc.,                                                                1,656,733
                           Class A                                                                                    -------------
                                                                                                                         16,197,864
                                                                                                                      -------------
Information Technology  (9.02%):
                  61,600   Aeroflex, Inc. (b)                                                                               721,952
                  20,600   Altiris, Inc. (b)                                                                                522,828
                  47,100   Aspen Technology, Inc. (b)                                                                       519,042
                  51,650   Benchmark Electronics, Inc. (b)                                                                1,258,194
                  21,200   Keithley Instruments, Inc.                                                                       278,780
                  57,700   Paxar Corp. (b)                                                                                1,330,562
                   9,000   ScanSource, Inc. (b)                                                                             273,600
                  70,300   Skyworks Solutions, Inc. (b)                                                                     497,724
                  51,800   Sonic Solutions (b)                                                                              844,340
                                                                                                                      -------------
                                                                                                                          6,247,022
                                                                                                                      -------------
Materials  (8.60%):
                 139,700   Birch Mountain Resources Ltd. ADR                                                                349,250
                           (b) (c)
                  25,200   H.B. Fuller Co.                                                                                  650,664
                  94,300   Hercules, Inc. (b)                                                                             1,820,933
                 155,300   Intertape Polymer Group, Inc. ADR                                                                819,984
                           (b)
                  45,600   Koppers Holdings, Inc.                                                                         1,188,792
                  43,000   Spartech Corp.                                                                                 1,127,460
                                                                                                                      -------------
                                                                                                                          5,957,083
                                                                                                                      -------------
Telecommunication Services  (1.57%):
                 115,200   Premiere Global Services, Inc. (b)                                                             1,087,488
                                                                                                                      -------------
Utilities  (1.33%):
                  19,600   Energen Corp. (c)                                                                                920,024
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $42,699,145)                                                                                   67,863,763
                                                                                                                      -------------

INVESTMENT COMPANIES  (0.79%):
                 545,675   Wells Fargo Prime Investment                                                                     545,675
                           Money Market Fund                                                                          -------------

TOTAL INVESTMENT COMPANIES (COST $545,675)                                                                                  545,675
                                                                                                                      -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (15.20%):
             $10,525,474   Various Securities (see Notes to                                                              10,525,474
                           Schedules of Investments for                                                               -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $10,525,474)                                            10,525,474
                                                                                                                      -------------

REPURCHASE AGREEMENT  (1.44%):
               1,000,000   Bank of America dated 12/29/06;                                                                1,000,000
                           due 1/2/07 at 5.30% with maturity value of 1,000,589                                       -------------
                           (fully collateralized by Federal National Mortgage
                           Association with effective yield of 5.00% and
                           maturity date of 7/1/35)

TOTAL REPURCHASE AGREEMENT (COST $1,000,000)                                                                              1,000,000
                                                                                                                      -------------


TOTAL INVESTMENTS (COST $54,770,294) (a)   -   115.40%                                                                   79,934,912
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.40)%                                                                    (10,665,754)

NET ASSETS   -   100.00%                                                                                              $  69,269,158
                                                                                                                      =============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2006. Abbreviations used are defined below:
     ADR - American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                 ------                                                                                                ------------
COMMON STOCKS  (95.76%):
Consumer Discretionary  (6.85%):
                 100,000   Johnson Controls, Inc.                                                       $                 8,591,999
                 225,640   Limited Brands, Inc. (c)                                                                       6,530,022
                 146,580   Walt Disney Co. (The) (c)                                                                      5,023,297
                                                                                                                      -------------
                                                                                                                         20,145,318
                                                                                                                      -------------
Consumer Staples  (10.41%):
                  41,320   Altria Group, Inc.                                                                             3,546,082
                 104,590   Colgate-Palmolive Co.                                                                          6,823,452
                 102,500   CVS Corp.                                                                                      3,168,275
                  94,390   Diageo PLC ADR                                                                                 7,486,071
                  63,130   Kellogg Co.                                                                                    3,160,288
                 100,000   Procter & Gamble Co.                                                                           6,427,000
                                                                                                                      -------------
                                                                                                                         30,611,168
                                                                                                                      -------------
Energy  (15.80%):
                  72,000   Baker Hughes, Inc. (c)                                                                         5,375,520
                 109,132   BP PLC ADR (c)                                                                                 7,322,757
                 110,860   Chevron Corp.                                                                                  8,151,536
                  80,000   ConocoPhillips                                                                                 5,756,000
                 169,500   Exxon Mobil Corp.                                                                             12,988,785
                 140,880   Occidental Petroleum Corp.                                                                     6,879,170
                                                                                                                      -------------
                                                                                                                         46,473,768
                                                                                                                      -------------
Financials  (35.80%):
                  66,800   AFLAC, Inc.                                                                                    3,072,800
                 127,000   Allstate Corp.                                                                                 8,268,970
                 159,700   American Express Co.                                                                           9,688,999
                 168,840   American International Group, Inc.                                                            12,099,074
                 245,770   Bank of America Corp.                                                                         13,121,661
                 219,186   Citigroup, Inc. (c)                                                                           12,208,660
                  49,330   Freddie Mac                                                                                    3,349,507
                 170,900   Morgan Stanley (c)                                                                            13,916,388
                 129,100   SLM Corp.                                                                                      6,296,207
                 250,000   U.S. Bancorp (c)                                                                               9,047,500
                 107,122   Wachovia Corp. (c)                                                                             6,100,598
                 229,300   Wells Fargo & Co.                                                                              8,153,908
                                                                                                                      -------------
                                                                                                                        105,324,272
                                                                                                                      -------------
Healthcare  (6.79%):
                  66,740   Caremark Rx, Inc. (c)                                                                          3,811,521
                 438,190   Pfizer, Inc.                                                                                  11,349,122
                 154,640   Teva Pharmaceutical Industries Ltd.                                                            4,806,211
                           ADR (c)                                                                                    -------------
                                                                                                                         19,966,854
                                                                                                                      -------------
Industrials  (5.75%):
                 269,550   General Electric Co.                                                                          10,029,955
                 108,630   Rockwell Collins, Inc.                                                                         6,875,193
                                                                                                                      -------------
                                                                                                                         16,905,148
                                                                                                                      -------------
Information Technology  (3.31%):
                 200,400   Cisco Systems, Inc. (b)                                                                        5,476,932
                 142,800   Microsoft Corp.                                                                                4,264,008
                                                                                                                      -------------
                                                                                                                          9,740,940
                                                                                                                      -------------
Telecommunication Services  (4.32%):
                 108,480   CBS Corp., Class B (c)                                                                         3,382,406
                 250,300   Verizon Communications, Inc.                                                                   9,321,172
                                                                                                                      -------------
                                                                                                                         12,703,578
                                                                                                                      -------------

                 SHARES
                   OR
                PRINCIPAL
                 AMOUNT                                                                                                   VALUE
                 ------                                                                                                ------------
Utilities  (6.73%):
                  74,080   Dominion Resources, Inc. (c)                                                                   6,210,867
                  47,500   Entergy Corp.                                                                                  4,385,200
                 148,400   Exelon Corp.                                                                                   9,184,476
                                                                                                                      -------------
                                                                                                                         19,780,543
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $174,923,792)                                                                                 281,651,589
                                                                                                                      -------------

INVESTMENT COMPANIES  (0.18%):
                 537,626   Wells Fargo Prime Investment                                                                     537,626
                           Money Market Fund                                                                          -------------

TOTAL INVESTMENT COMPANIES (COST $537,626)                                                                                  537,626
                                                                                                                      -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN  (14.84%):
             $43,635,696   Various Securities (see Notes to                                                              43,635,696
                           Schedules of Investments for                                                               -------------
                           collateral information)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (COST $43,635,696)                                            43,635,696
                                                                                                                      -------------

REPURCHASE AGREEMENT  (4.08%):
              12,000,000   Bank of America dated 12/29/06;                                                               12,000,000
                           due 1/2/07 at 5.30% with a maturity                                                        -------------
                           value of $12,007,067 (fully
                           collateralized by Federal National
                           Mortgage Association with effective
                           yield of 5.00% and maturity date of
                           7/1/35)

TOTAL REPURCHASE AGREEMENT (COST $12,000,000)                                                                            12,000,000
                                                                                                                      -------------



TOTAL INVESTMENTS (COST $231,097,114) (a)   -   114.86%                                                                 337,824,911
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (14.86)%                                                                    (43,707,471)
                                                                                                                      -------------

NET ASSETS   -   100.00%                                                                                              $ 294,117,440
                                                                                                                      =============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c) All or part of this security has been loaned as of December 31, 2006. Abbreviations used are defined below:
     ADR -  American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK MICROCAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
COMMON STOCKS  (93.80%):
Consumer Discretionary  (21.20%):
                  70,000   Aftermarket Technology Corp. (b)                                                            $  1,489,600
                  29,800   Ambassadors International, Inc.                                                                1,359,476
                  34,500   America's Car Mart, Inc. (b)                                                                     409,170
                  15,000   AMREP Corp.                                                                                    1,837,500
                  60,000   Asbury Automotive Group, Inc.                                                                  1,413,600
                  40,000   Ashworth, Inc. (b)                                                                               290,400
                  65,000   Audiovox Corp., Class A (b)                                                                      915,850
                  18,000   Bandag, Inc., Class A                                                                            899,280
                  29,000   Bassett Furniture Industries, Inc.                                                               473,860
                  83,300   Bell Microproducts, Inc. (b)                                                                     587,265
                  25,000   Benihana, Inc., Class A (b)                                                                      767,500
                  22,000   Big Dog Holdings, Inc. (b)                                                                       360,800
                  22,040   Blair Corp.                                                                                      721,810
                  69,000   Bluegreen Corp. (b)                                                                              885,270
                  45,000   Bon-Ton Stores, Inc. (The)                                                                     1,559,250
                  46,000   Books-A-Million, Inc.                                                                          1,043,280
                  15,127   Bowl America, Inc., Class A                                                                      239,763
                  23,000   Carmike Cinemas, Inc.                                                                            468,970
                  37,000   Central Parking Corp.                                                                            666,000
                  61,000   Charlotte Russe Holding, Inc. (b)                                                              1,875,750
                  42,010   Chromcraft Revington, Inc. (b)                                                                   360,866
                  45,000   Cobra Electronics Corp.                                                                          430,200
                  40,000   CompX International, Inc.                                                                        806,400
                 110,000   Comstock Homebuilding Cos., Inc.,                                                                632,500
                           Class A (b)
                  34,000   Cost Plus, Inc. (b)                                                                              350,200
                  95,000   CSK Auto Corp. (b)                                                                             1,629,250
                  32,000   Cutter & Buck, Inc.                                                                              344,640
                  40,000   Deb Shops, Inc.                                                                                1,056,000
                  22,000   Dominion Homes, Inc. (b)                                                                         115,940
                  40,000   Dorman Products, Inc. (b)                                                                        433,200
                  17,500   Duckwall-ALCO Stores, Inc. (b)                                                                   682,500
                  83,000   Educate, Inc. (b)                                                                                590,960
                  84,000   Emmis Communications Corp.,                                                                      692,160
                           Class A (b)
                 117,000   Finish Line, Inc. (The), Class A                                                               1,670,760
                  48,000   Finlay Enterprises, Inc. (b)                                                                     383,520
                  95,000   First Cash Financial Services, Inc.                                                            2,457,649
                           (b)
                  48,000   Friedman's, Inc., Class A (b)(c)                                                                       0
                  59,000   Gottschalks, Inc. (b)                                                                            677,320
                  24,000   GTSI Corp. (b)                                                                                   222,240
                  26,000   Hampshire Group Ltd. (b)                                                                         430,820
                  57,000   Handleman Co.                                                                                    385,890
                  78,300   Hartmarx Corp. (b)                                                                               552,798
                  89,000   Hastings Entertainment, Inc. (b)                                                                 630,120
                  34,750   Haverty Furniture Cos., Inc.                                                                     514,300
                  27,000   Helen of Troy Ltd. ADR (b)                                                                       655,020
                  31,000   Hooker Furniture Corp.                                                                           486,080
                  20,000   Industrial Distribution Group, Inc.                                                              198,000
                           (b)
                  75,000   Isle of Capri Casinos, Inc. (b)                                                                1,993,500
                  15,000   J. Alexander's Corp.                                                                             134,700
                  73,000   JAKKS Pacific, Inc. (b)                                                                        1,594,320
                  29,000   Johnson Outdoors, Inc., Class A                                                                  538,820
                           (b)
                 102,000   Journal Register Co.                                                                             744,600

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  93,657   K2, Inc. (b)                                                                                   1,235,336
                  23,310   Lakeland Industries, Inc. (b)                                                                    317,715
                  22,000   Landry's Restaurants, Inc.                                                                       661,980
                  60,270   Lazare Kaplan International, Inc. (b)                                                            599,687
                  47,000   Lenox Group, Inc. (b)                                                                            300,800
                  53,000   Levitt Corp., Class A                                                                            648,720
                   7,600   Liberty Homes, Inc., Class A                                                                      45,600
                  31,000   Lifetime Brands, Inc.                                                                            509,330
                  37,800   M/I Homes, Inc.                                                                                1,443,582
                  58,000   MAIR Holdings, Inc. (b)                                                                          415,860
                  28,000   Marcus Corp.                                                                                     716,240
                  43,000   MarineMax, Inc. (b)                                                                            1,114,990
                  21,300   Mestek, Inc. (b)                                                                                 287,550
                  50,000   Monaco Coach Corp.                                                                               708,000
                  69,400   Movado Group, Inc.                                                                             2,012,599
                  22,000   National R.V. Holdings, Inc. (b)                                                                  81,180
                  10,300   Nobility Homes, Inc.                                                                             272,332
                  32,000   O'Charley's, Inc. (b)                                                                            680,960
                  41,000   Orleans Homebuilders, Inc.                                                                       770,800
                  60,000   Palm Harbor Homes, Inc. (b)                                                                      841,200
                  82,000   PC Connection, Inc. (b)                                                                        1,216,060
                  24,500   Perry Ellis International, Inc. (b)                                                            1,004,500
                  54,000   Prestige Brands Holdings, Inc. (b)                                                               703,080
                  44,000   ProQuest Co. (b)                                                                                 459,800
                  90,600   Radio One, Inc., Class D (b)                                                                     610,644
                  56,000   Red Lion Hotels Corp. (b)                                                                        713,440
                  37,550   Rex Stores Corp. (b)                                                                             666,137
                  40,000   Rocky Brands, Inc. (b)                                                                           644,800
                  11,300   S&K Famous Brands, Inc.                                                                          138,425
                  80,000   Saga Communications, Inc. (b)                                                                    768,800
                  45,150   Salem Communications Corp., Class                                                                539,543
                           A
                  36,000   Shoe Carnival, Inc. (b)                                                                        1,137,600
                  75,000   Source Interlink Cos., Inc. (b)                                                                  612,000
                  31,500   Sport Chalet, Inc., Class A (b)                                                                  289,800
                   4,500   Sport Chalet, Inc., Class B (b)                                                                   40,860
                  46,000   StarTek, Inc.                                                                                    622,840
                 111,000   Stein Mart, Inc.                                                                               1,471,860
                  26,000   Steinway Musical Instruments, Inc.                                                               805,740
                           (b)
                  41,000   Superior Uniform Group, Inc.                                                                     527,260
                  34,000   Supreme Industries, Inc., Class A                                                                216,920
                  43,000   Syms Corp. (b)                                                                                   856,130
                  72,000   Systemax, Inc. (b)                                                                             1,256,400
                  15,000   Tandy Brands Accessories, Inc.                                                                   175,800
                  50,000   Technical Olympic USA, Inc.                                                                      508,500
                   3,200   Vulcan International Corp.                                                                       186,400
                  35,900   WCI Communities, Inc. (b)                                                                        688,562
                  75,080   Westwood One, Inc.                                                                               530,065
                  33,400   Weyco Group, Inc.                                                                                829,990
                                                                                                                       ------------
                                                                                                                         72,546,084
                                                                                                                       ------------
Consumer Staples  (8.19%):
                  31,000   Air Methods Corp. (b)                                                                            865,520
                  73,000   American Italian Pasta Co. (b)                                                                   649,700
                  11,000   American Shared Hospital Services                                                                 73,150
                  42,800   Andersons, Inc. (The)                                                                          1,814,292
                  92,000   BioScrip, Inc. (b)                                                                               318,320
                   9,300   Cagle's, Inc., Class A (b)                                                                        75,795
                  44,000   Carriage Services, Inc. (b)                                                                      223,960
                  36,000   Chiquita Brands International, Inc.                                                              574,920
                  39,000   Consolidated Graphics, Inc. (b)                                                                2,303,730
                  37,000   Cornell Cos., Inc. (b)                                                                           675,250
                  32,000   CSS Industries, Inc.                                                                           1,131,840
                  28,000   E-Z-EM, Inc. (b)                                                                                 489,160
                  70,000   Electro Rent Corp. (b)                                                                         1,169,000
                  83,000   Elizabeth Arden, Inc. (b)                                                                      1,581,150
                  41,600   Exponent, Inc. (b)                                                                               776,256
                  42,000   Farmer Brothers Co.                                                                              896,700

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                   2,250   FRMO Corp. (b)                                                                                    18,000
                  36,000   Gaiam, Inc. (b)                                                                                  492,480
                  67,000   Ingles Markets, Inc., Class A                                                                  1,995,930
                  16,250   IntegraMed America, Inc. (b)                                                                     244,563
                   7,100   Kewaunee Scientific Corp.                                                                         61,699
                  30,000   Lannett Co., Inc. (b)                                                                            187,500
                  53,000   M & F Worldwide Corp. (b)                                                                      1,338,780
                   7,500   McRae Industries, Inc., Class A                                                                   91,875
                  44,000   MGP Ingredients, Inc.                                                                            994,840
                  37,500   Monro Muffler Brake, Inc.                                                                      1,316,250
                  35,000   Nash-Finch Co.                                                                                   955,500
                  70,000   National Beverage Corp.                                                                          982,100
                  18,300   Nobel Learning Communities, Inc.                                                                 207,522
                           (b)
                  69,000   Omega Protein Corp. (b)                                                                          533,370
                  42,000   PDI, Inc. (b)                                                                                    426,300
                  33,000   Premium Standard Farms, Inc.                                                                     612,810
                  52,575   Sanderson Farms, Inc.                                                                          1,592,497
                  52,000   Spartan Stores, Inc.                                                                           1,088,360
                  76,450   Spectrum Brands, Inc. (b)                                                                        833,305
                   6,402   Stantec, Inc. ADR (b)                                                                            139,179
                  29,000   Synovis Life Technologies, Inc. (b)                                                              288,550
                                                                                                                       ------------
                                                                                                                         28,020,153
                                                                                                                       ------------
Energy  (3.99%):
                  40,000   Callon Petroleum Co. (b)                                                                         601,200
                  35,851   Enbridge Energy Management, LLC                                                                1,738,774
                           (b)
                  21,000   Giant Industries, Inc. (b)                                                                     1,573,950
                  34,000   Gulf Island Fabrication, Inc.                                                                  1,254,600
                  98,000   Harvest Natural Resources, Inc.                                                                1,041,740
                           (b)
                  40,000   Lufkin Industries, Inc.                                                                        2,323,200
                  28,980   Mariner Energy, Inc. (b)                                                                         568,008
                  43,000   NATCO Group, Inc., Class A (b)                                                                 1,370,840
                 106,000   Newpark Resources, Inc. (b)                                                                      764,260
                  20,000   PHI, Inc., Non Voting (b)                                                                        654,600
                  14,600   PHI, Inc., Voting (b)                                                                            462,382
                  49,000   Resource America, Inc., Class A                                                                1,293,600
                                                                                                                       ------------
                                                                                                                         13,647,154
                                                                                                                       ------------
Financials  (18.80%):
                 105,000   American Equity Investment Life                                                                1,368,150
                           Holding Co.
                  19,000   American Safety Insurance Holdings                                                               352,450
                           Ltd. ADR (b)
                  30,000   Ameris Bancorp                                                                                   845,400
                  21,000   Baldwin & Lyons, Inc., Class B                                                                   536,340
                  14,500   Bancinsurance Corp. (b)                                                                           81,200
                  31,000   Banner Corp.                                                                                   1,374,540
                  11,300   Brantley Capital Corp. (b)                                                                        28,250
                  31,000   California First National Bancorp                                                                433,380
                  21,000   Camco Financial Corp.                                                                            267,750
                  17,000   Capital Crossing Bank (b)                                                                        506,260
                   5,200   Capital Southwest Corp.                                                                          656,448
                  38,000   Capitol Bancorp Ltd.                                                                           1,755,600
                  25,000   Citizens South Banking Corp.                                                                     323,500
                  48,150   Citizens, Inc. (b)                                                                               317,790
                  51,000   Clark, Inc.                                                                                      848,130
                 123,000   Credit Acceptance Corp. (b)                                                                    4,099,590
                  41,500   Deerfield Triarc Capital Corp.                                                                   702,595
                  65,777   Donegal Group, Inc., Class A                                                                   1,288,571
                  12,444   Donegal Group, Inc., Class B                                                                     216,650
                  75,040   Dynex Capital, Inc. (b)                                                                          532,034
                  20,000   EMC Insurance Group, Inc.                                                                        682,400
                  32,725   First Albany Cos., Inc. (b)                                                                       75,922
                  40,000   First Financial Corp.                                                                          1,418,000
                  39,181   First Indiana Corp.                                                                              993,630
                  54,000   First Merchants Corp.                                                                          1,468,260

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  14,000   First PacTrust Bancorp, Inc.                                                                     387,940
                  38,000   First Place Financial Corp.                                                                      892,620
                  42,000   First State Bancorp                                                                            1,039,500
                  25,000   FirstCity Financial Corp. (b)                                                                    277,000
                  27,000   FPIC Insurance Group, Inc. (b)                                                                 1,052,190
                  45,000   Gladstone Investment Corp.                                                                       688,950
                  87,220   Hanover Capital Mortgage Holdings,                                                               433,483
                           Inc.
                  13,000   Home Federal Bancorp                                                                             370,240
                  79,000   Hub International Ltd. ADR                                                                     2,479,810
                   8,300   Investors Title Co.                                                                              431,600
                  24,000   Jefferson Bancshares, Inc.                                                                       312,480
                  11,000   Kansas City Life Insurance Co.                                                                   550,880
                  56,930   LaBranche & Co, Inc. (b)                                                                         559,622
                  11,000   LSB Corp.                                                                                        180,400
                  37,000   Mass Financial Corp., Class A, ADR                                                               109,150
                           (b)
                  69,000   Meadowbrook Insurance Group, Inc.                                                                682,410
                           (b)
                   5,000   Merchants Group, Inc.                                                                            161,750
                 174,000   MFA Mortgage Investments, Inc.                                                                 1,338,060
                  49,800   Midland Co.                                                                                    2,089,110
                  12,000   MutualFirst Financial, Inc.                                                                      254,400
                   5,300   National Security Group, Inc. (The)                                                               91,425
                   6,000   National Western Life Insurance                                                                1,380,840
                           Co., Class A
                  36,400   Navigators Group, Inc. (The) (b)                                                               1,753,752
                  16,000   NYMAGIC, Inc.                                                                                    585,600
                  91,000   Opteum, Inc., Class A                                                                            691,600
                  18,000   Pacific Mercantile Bancorp (b)                                                                   292,140
                  85,000   Partners Trust Financial Group, Inc.                                                             989,400
                 104,830   Paulson Capital Corp.                                                                            534,633
                  38,000   PennFed Financial Services, Inc.                                                                 734,160
                  29,000   Peoples Bancorp, Inc.                                                                            861,300
                  65,000   PMA Capital Corp., Class A (b)                                                                   599,300
                  37,900   PMC Commercial Trust                                                                             568,879
                  21,000   Presidential Life Corp.                                                                          460,950
                  19,000   Provident Financial Holdings, Inc.                                                               579,310
                  38,500   PXRE Group Ltd., ADR (b)                                                                         177,485
                  13,000   RTW, Inc. (b)                                                                                    117,260
                  50,000   Sanders Morris Harris Group, Inc.                                                                638,500
                  22,000   SCPIE Holdings, Inc. (b)                                                                         575,080
                  42,000   Seabright Insurance Holdings (b)                                                                 756,420
                  37,000   Simmons First National Corp., Class                                                            1,167,350
                           A
                  32,000   Southern Community Financial                                                                     323,200
                           Corp.
                  47,000   Stewart Information Services Corp.                                                             2,037,920
                  30,666   Stifel Financial Corp. (b)                                                                     1,203,027
                  49,000   SWS Group, Inc.                                                                                1,749,300
                  49,490   Tarragon Corp.                                                                                   602,293
                  54,000   TierOne Corp.                                                                                  1,706,940
                  24,000   Triad Guaranty, Inc. (b)                                                                       1,316,880
                  32,381   United America Indemnity Ltd.,                                                                   820,211
                           Class A (b)
                  21,000   United Capital Corp. (b)                                                                         620,130
                  97,000   United Community Financial Corp.                                                               1,187,280
                  56,500   United Fire & Casualty Co.                                                                     1,991,625
                  19,000   United Western Bancorp, Inc. (b)                                                                 379,810
                  89,000   Wellsford Real Properties, Inc. (b)                                                              669,280
                   4,600   Ziegler Cos., Inc.                                                                               122,590
                  80,000   ZipRealty, Inc. (b)                                                                              599,200
                                                                                                                       ------------
                                                                                                                         64,349,505
                                                                                                                       ------------
Healthcare  (4.77%):
                  54,000   Albany Molecular Research (b)                                                                    570,240
                 128,000   Allied Healthcare International, Inc.                                                            375,040
                           (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  39,000   Cholestech Corp. (b)                                                                             718,380
                  26,000   CONMED Corp. (b)                                                                                 601,120
                  52,000   DJ Orthopedics, Inc. (b)                                                                       2,226,640
                  76,970   Hanger Orthopedic Group, Inc. (b)                                                                579,584
                  74,250   Healthcare Services Group, Inc.                                                                2,150,280
                  82,000   HealthTronics Surgical Services, Inc.                                                            546,120
                           (b)
                  28,000   Invacare Corp.                                                                                   687,400
                  43,500   Matria Healthcare, Inc. (b)                                                                    1,249,755
                  84,000   Medical Staffing Network Holdings,                                                               493,080
                           Inc. (b)
                  73,670   Merge Technologies, Inc. (b)                                                                     483,275
                  64,000   National Medical Health Card                                                                     755,840
                           Systems, Inc. (b)
                  90,000   Option Care, Inc.                                                                              1,282,500
                  44,000   Pediatric Services of America, Inc.                                                              571,120
                           (b)
                  78,000   Penn Treaty American Corp. (b)                                                                   599,820
                  30,000   Pharmanet Development Group, Inc.                                                                662,100
                           (b)
                  62,000   Res-Care, Inc. (b)                                                                             1,125,300
                 103,000   Stewart Enterprises, Inc., Class A                                                               643,750
                                                                                                                       ------------
                                                                                                                         16,321,344
                                                                                                                       ------------
Industrials  (16.26%):
                  24,000   Alamo Group, Inc.                                                                                563,040
                   7,300   American Biltrite, Inc. (b)                                                                       67,014
                  21,125   Astronics Corp. (b)                                                                              361,449
                  14,000   AZZ, Inc. (b)                                                                                    716,800
                  34,800   Cascade Corp.                                                                                  1,840,920
                   2,800   Chicago Rivet & Machine Co.                                                                       58,800
                  45,000   CIRCOR International, Inc.                                                                     1,655,550
                  50,000   Covenant Transport, Inc., Class A                                                                570,000
                           (b)
                  18,000   Cronos Group (The) ADR                                                                           273,600
                  29,000   Ducommun, Inc. (b)                                                                               663,520
                  50,580   DynCorp International, Inc., Class A                                                             802,705
                           (b)
                  14,700   Eastern Co. (The)                                                                                285,033
                  11,315   Ecology and Environment, Inc.,                                                                   123,334
                           Class A
                  50,400   EDO Corp.                                                                                      1,196,496
                  60,000   Encore Wire Corp. (b)                                                                          1,320,600
                  62,000   Ennis Business Forms, Inc.                                                                     1,516,520
                  20,000   Enpro Industries, Inc. (b)                                                                       664,200
                  62,000   Excel Maritime Carriers Ltd. ADR                                                                 905,820
                           (b)
                  79,000   Frozen Food Express Industries,                                                                  679,400
                           Inc.
                  24,900   Gehl Co. (b)                                                                                     685,497
                  25,750   Hardinge, Inc.                                                                                   387,795
                  70,000   HEICO Corp.                                                                                    2,718,099
                  80,900   HEICO Corp., Class A                                                                           2,635,721
                  43,000   Herley Industries, Inc. (b)                                                                      696,170
                 118,000   Huttig Building Products, Inc. (b)                                                               624,220
                  43,350   International Shipholding Corp. (b)                                                              584,792
                  31,900   Interpool, Inc.                                                                                  745,184
                  19,000   Jinpan International Ltd. ADR                                                                    458,660
                  12,000   Key Technology, Inc. (b)                                                                         179,880
                  37,000   KHD Humboldt Wedag International                                                               1,482,960
                           Ltd. ADR (b)
                  47,000   Knightsbridge Tankers Ltd. ADR                                                                 1,111,080
                  37,000   Ladish Co., Inc. (b)                                                                           1,371,960
                  51,750   LSI Industries, Inc.                                                                           1,027,238
                  66,000   Lydall, Inc. (b)                                                                                 713,460
                  36,000   Mac-Gray Corp. (b)                                                                               429,120
                  21,000   Magal Security Systems Ltd. ADR                                                                  187,950
                           (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  58,875   Marten Transport Ltd. (b)                                                                      1,079,179
                  72,000   Mesa Air Group, Inc. (b)                                                                         617,040
                  33,088   Met-Pro Corp.                                                                                    491,026
                 104,000   Methode Electronics, Inc.                                                                      1,126,320
                  23,800   Michael Baker Corp. (b)                                                                          539,070
                  10,562   MOD-PAC Corp. (b)                                                                                116,182
                  41,000   Modtech Holdings, Inc. (b)                                                                       202,950
                  18,800   Northwest Pipe Co. (b)                                                                           632,056
                  10,000   P & F Industries, Inc., Class A (b)                                                              110,000
                  33,100   P.A.M. Transportation Services, Inc.                                                             728,862
                           (b)
                  43,160   Patrick Industries, Inc. (b)                                                                     533,026
                  30,000   Powell Industries, Inc. (b)                                                                      947,100
                   8,000   Q.E.P. Co., Inc. (b)                                                                              46,800
                   4,600   Quipp, Inc.                                                                                       32,890
                  96,000   RailAmerica, Inc. (b)                                                                          1,543,680
                  42,000   Robbins & Myers, Inc.                                                                          1,928,640
                  40,000   Rofin-Sinar Technologies, Inc. (b)                                                             2,418,400
                  13,800   SL Industries, Inc. (b)                                                                          224,250
                  78,000   Spherion Corp. (b)                                                                               579,540
                  32,000   Standex International Corp.                                                                      964,160
                  66,000   Stoneridge, Inc. (b)                                                                             540,540
                  56,000   Sypris Solutions, Inc.                                                                           389,200
                  52,000   TRC Cos., Inc. (b)                                                                               448,760
                  34,000   Tredegar Corp.                                                                                   768,740
                  14,000   Triumph Group, Inc.                                                                              734,020
                  48,000   Tsakos Energy Navigation Ltd.                                                                  2,203,200
                           ADR
                  30,000   U.S. Xpress Enterprises, Inc., Class                                                             494,100
                           A (b)
                  17,000   UniFirst Corp.                                                                                   652,970
                  28,000   USA Truck, Inc. (b)                                                                              449,400
                  78,000   Velcro Industries NV ADR                                                                       1,102,140
                   3,350   VSE Corp.                                                                                        113,565
                  34,000   Waste Industries USA, Inc.                                                                     1,037,680
                 102,000   WCA Waste Corp. (b)                                                                              819,060
                  68,000   Willis Lease Finance Corp. (b)                                                                   701,760
                  37,000   Wolverine Tube, Inc. (b)                                                                          45,140
                                                                                                                       ------------
                                                                                                                         55,666,033
                                                                                                                       ------------
Information Technology  (7.68%):
                 100,000   Advanced Analogic Technologies,                                                                  539,000
                           Inc. (b)
                  41,000   Agilysys, Inc.                                                                                   686,340
                  14,000   Black Box Corp.                                                                                  587,860
                  57,090   Catapult Communications Corp. (b)                                                                512,668
                  77,000   CIBER, Inc. (b)                                                                                  522,060
                  85,000   Edgewater Technology, Inc. (b)                                                                   519,350
                  39,000   Exar Corp. (b)                                                                                   507,000
                  36,000   Genesis Microchip, Inc. (b)                                                                      365,040
                  64,000   GSI Group, Inc. ADR (b)                                                                          620,160
                  28,000   Hutchinson Technology, Inc. (b)                                                                  659,960
                 103,000   Inforte Corp. (b)                                                                                385,220
                  32,000   InfoSpace, Inc. (b)                                                                              656,320
                  35,000   Integral Systems, Inc.                                                                           810,950
                  90,000   Jupitermedia Corp. (b)                                                                           712,800
                  87,000   KEMET Corp. (b)                                                                                  635,100
                  48,000   Keynote Systems, Inc. (b)                                                                        508,800
                  61,000   LeCroy Corp. (b)                                                                                 702,110
                 102,700   McData Corp. (b)                                                                                 569,985
                  65,000   MCSI, Inc. (b)(c)                                                                                      0
                  19,000   Mediware Information Systems, Inc.                                                               158,840
                           (b)
                  51,000   MedQuist, Inc. (b)                                                                               693,600
                  70,000   Merix Corp. (b)                                                                                  650,300
                  60,000   Nu Horizons Electronics Corp. (b)                                                                617,400
                  40,000   OPNET Technologies, Inc. (b)                                                                     578,000
                  37,000   PDF Solutions, Inc. (b)                                                                          534,650
                  76,000   Pegasystems, Inc.                                                                                750,120

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  75,000   Pericom Semiconductor Corp. (b)                                                                  860,250
                  37,930   Photronics, Inc. (b)                                                                             619,776
                  62,000   PLATO Learning, Inc. (b)                                                                         335,420
                  71,000   Pomeroy IT Solutions, Inc. (b)                                                                   538,890
                  28,000   Retalix Ltd. ADR (b)                                                                             457,240
                  47,000   Richardson Electronics Ltd.                                                                      428,170
                  29,000   Rudolph Technologies, Inc. (b)                                                                   461,680
                  30,040   SafeNet, Inc. (b)                                                                                719,158
                  76,000   Semitool, Inc. (b)                                                                             1,011,560
                  70,000   Sigmatron International, Inc. (b)                                                                644,000
                  27,000   SYNNEX Corp. (b)                                                                                 592,380
                  70,560   TechTeam Global, Inc. (b)                                                                        793,800
                  28,000   The Ultimate Software Group, Inc.                                                                651,280
                           (b)
                  98,000   Tier Technologies, Inc., Class B (b)                                                             627,200
                  56,000   Tollgrade Communications, Inc. (b)                                                               591,920
                 120,000   Ulticom, Inc. (b)                                                                              1,150,800
                  46,000   Vignette Corp. (b)                                                                               785,220
                  97,000   White Electronic Designs Corp. (b)                                                               527,680
                                                                                                                       ------------
                                                                                                                         26,280,057
                                                                                                                       ------------
Materials  (6.11%):
                  67,839   Aceto Corp.                                                                                      586,129
                  85,000   AMCOL International Corp.                                                                      2,357,900
                  70,200   American Pacific Corp. (b)                                                                       560,898
                  37,000   Blue Earth Refineries, Inc. ADR                                                                   66,600
                 107,000   Buckeye Technologies, Inc. (b)                                                                 1,281,860
                  38,000   Chesapeake Corp.                                                                                 646,760
                  92,840   CPAC, Inc.                                                                                       793,782
                  18,000   Friedman Industries, Inc.                                                                        217,800
                  80,000   Gibraltar Industries, Inc.                                                                     1,880,800
                  29,000   Hawkins, Inc.                                                                                    414,700
                  35,000   Innospec, Inc.                                                                                 1,629,250
                  60,000   Material Sciences Corp. (b)                                                                      776,400
                  44,000   NewMarket Corp.                                                                                2,598,200
                 140,400   North American Palladium Ltd. ADR                                                              1,068,444
                           (b)
                  26,000   Novamerican Steel, Inc. ADR (b)                                                                  949,000
                  23,000   Olympic Steel, Inc.                                                                              511,290
                  38,000   Penford Corp.                                                                                    657,400
                  28,000   Ryerson, Inc.                                                                                    702,520
                  30,000   Schweitzer-Mauduit International,                                                                781,500
                           Inc.
                  26,000   Steel Technologies, Inc.                                                                         456,300
                  26,000   Stepan Co.                                                                                       823,420
                  88,610   U.S. Concrete, Inc. (b)                                                                          630,903
                  16,000   Universal Stainless & Alloy                                                                      535,680
                           Products, Inc. (b)                                                                          ------------
                                                                                                                         20,927,536
                                                                                                                       ------------
Telecommunication Services  (1.95%):
                  59,000   Anaren, Inc. (b)                                                                               1,047,840
                  49,200   CalAmp Corp. (b)                                                                                 415,248
                  23,000   Communications Systems, Inc.                                                                     229,770
                  45,000   CT Communications, Inc.                                                                        1,031,400
                  40,000   D & E Communications, Inc.                                                                       506,000
                  44,000   ePlus, Inc. (b)                                                                                  459,800
                  76,000   Lightbridge, Inc. (b)                                                                          1,029,040
                  70,000   MIVA, Inc. (b)                                                                                   237,300
                  10,562   OneSource Services, Inc. (b)                                                                     132,870
                  41,000   SureWest Communications                                                                        1,129,140
                  21,000   TESSCO Technologies, Inc. (b)                                                                    450,660
                                                                                                                       ------------
                                                                                                                          6,669,068
                                                                                                                       ------------
Utilities  (4.85%):
                  44,000   American States Water Co.                                                                      1,699,280
                  47,054   California Water Service Group                                                                 1,900,982
                  31,900   Cascade Natural Gas Corp.                                                                        826,848
                  29,000   Central Vermont Public Service                                                                   682,950
                           Corp.

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  15,700   Chesapeake Utilities Corp.                                                                       481,205
                  23,500   Connecticut Water Service, Inc.                                                                  534,625
                   9,000   Delta Natural Gas Co., Inc.                                                                      225,720
                  71,000   Empire District Electric Co. (The)                                                             1,752,990
                  24,000   EnergySouth, Inc.                                                                                962,400
                  18,000   Florida Public Utilities Co.                                                                     238,500
                  14,500   Green Mountain Power Corp.                                                                       491,405
                   4,900   Maine & Maritimes Corp. (b)                                                                       73,990
                  30,400   Middlesex Water Co.                                                                              569,392
                   6,500   RGC Resources, Inc.                                                                              164,775
                  91,000   SEMCO Energy, Inc. (b)                                                                           555,100
                  52,800   SJW Corp.                                                                                      2,046,528
                  70,400   South Jersey Industries, Inc.                                                                  2,352,064
                  45,644   Southwest Water Co.                                                                              628,061
                  16,476   Unitil Corp.                                                                                     417,667
                                                                                                                       ------------
                                                                                                                         16,604,482
                                                                                                                       ------------

TOTAL COMMON STOCKS (COST $225,808,137)                                                                                 321,031,416
                                                                                                                       ------------

EXCHANGE TRADED FUNDS  (2.73%):
                 129,000   iShares Russell Microcap Index                                                                 7,546,500
                           Fund
                 100,000   PowerShares Zacks Micro Cap                                                                    1,785,000
                           Portfolio                                                                                   ------------

TOTAL EXCHANGE TRADED FUNDS (COST $8,724,933)                                                                             9,331,500
                                                                                                                       ------------

INVESTMENT COMPANIES  (0.28%):
                 959,618   Wells Fargo Prime Investment                                                                     959,618
                           Money Market Fund                                                                           ------------

TOTAL INVESTMENT COMPANIES (COST $959,618)                                                                                  959,618
                                                                                                                       ------------

WARRANTS  (0.00%):
Healthcare  (0.00%):
                   2,967   Del Global Technologies Corp.,                                                                       297
                           3/28/08, $2 (b)                                                                             ------------
TOTAL WARRANTS (COST $0)                                                                                                        297
                                                                                                                       ------------

CORPORATE BONDS  (0.00%):
                   1,947   Trenwick America Corp, 0.00%,                                                                          0
                           9/26/05 (c) (d)
                   1,625   Trenwick America Corp, 0.00%,                                                                          0
                           9/26/05 (c) (d)                                                                             ------------

TOTAL CORPORATE BONDS (COST $0)                                                                                                   0
                                                                                                                       ------------

REPURCHASE AGREEMENT  (3.80%):
              13,000,000   Bank of America dated 12/29/06;                                                               13,000,000
                           due at 5.30% with maturity value of                                                         ------------
                           $13,007,656 (fully collateralized by
                           Federal National Mortgage Association
                           with effective yield of 5.00% and
                           maturity date of 7/1/35)

TOTAL REPURCHASE AGREEMENT (COST $13,000,000)                                                                            13,000,000
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $248,492,688) (a)   -   100.61%                                                                 344,322,831
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.61)%                                                                      (2,076,764)
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $342,246,067
                                                                                                                       ============

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  Non-income producing security.
(c)  Security delisted or issuer in bankruptcy.
(d)  Fair valued security.
     Abbreviations used are defined below:
     ADR - American Depositary Receipt
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK QUALITY FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
MUNICIPAL BONDS  (4.65%):
Arizona  (0.35%):
                 100,000   Tucson Certificate of Participation,                                                         $    96,695
                           4.30%, 7/1/10, (LOC: MBIA)
                 105,000   Tucson Certificate of Participation,                                                             101,603
                           4.55%, 7/1/11, (LOC: MBIA)                                                                   -----------
                                                                                                                            198,298
                                                                                                                        -----------
California  (1.37%):
                 370,000   Alameda County Pension Obligation,                                                               317,512
                           Series B, 0.00%, 12/1/09, (LOC:
                           MBIA)
                 355,000   Los Angeles Community                                                                            345,408
                           Redevelopment Agency, 5.90%,
                           9/1/35, (LOC: RADIAN)
                 135,000   San Diego Metro Transportation                                                                   130,241
                           Development Board, 3.86%, 12/1/09,                                                           -----------
                           (LOC: MBIA)
                                                                                                                            793,161
                                                                                                                        -----------
Illinois  (0.70%):
                 425,000   Bensenville Taxable-Debt Series E,                                                               400,403
                           4.65%, 12/1/11                                                                               -----------

Indiana  (0.36%):
                 210,000   State Bond Bank Revenue, 5.26%,                                                                  206,260
                           7/15/18, (FGIC Insured)                                                                      -----------

Nebraska  (0.91%):
                 200,000   Saunders County School District No.                                                              200,140
                           072, 6.15%, 12/15/16
                 320,000   Saunders County School District No.                                                              320,224
                           107, 6.15%, 12/15/16                                                                         -----------
                                                                                                                            520,364
                                                                                                                        -----------
New Jersey  (0.31%):
                 180,000   New Jersey Economic Development                                                                  179,296
                           Authority Revenue, Series B, 5.18%,                                                          -----------
                           11/1/15

Texas  (0.65%):
                 390,000   San Antonio Convention Center                                                                    376,019
                           Hotel Finance Corp. Contract                                                                 -----------
                           Revenue, 5.10%, 7/15/20, (LOC:
                           AMBAC)

TOTAL MUNICIPAL BONDS (COST $2,725,738)                                                                                   2,673,801
                                                                                                                        -----------

ASSET BACKED SECURITIES  (0.23%):
Banking & Financial Services  (0.23%):
                  57,343   Countrywide Home Equity Loan                                                                      57,458
                           Trust, Series 2004-G, Class 2A,
                           5.54%, 12/15/29 (b)
                   5,847   New Century Home Equity Loan                                                                       5,823
                           Trust, Series 1997-NC5, Class A6,
                           6.70%, 10/25/28 (b)
                  71,503   Vanderbilt Mortgage Finance, Series                                                               71,336
                           2002-C, Class A2, 4.23%, 2/7/15                                                              -----------

TOTAL ASSET BACKED SECURITIES (COST $134,593)                                                                               134,617
                                                                                                                        -----------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (25.13%):
Banking & Financial Services  (25.13%):
                 692,128   Banc of America Funding Corp.,                                                                   675,856
                           Series 2004-F, Class 2A7, 4.14%,
                           7/25/34 (b)
                 158,927   Banc of America Funding Corp.,                                                                   155,857
                           Series 2005-D, Class B1, 4.11%,
                           5/25/35 (b)
                 577,716   Banc of America Funding Corp.,                                                                   576,994
                           Series 2006-A, Class 2A1, 5.43%,
                           2/25/36 (b)
                 753,659   Bank of America Funding Corp.,                                                                   760,312
                           Series 2006-R2, Class A1, 6.06%,
                           7/30/46 (b) (c)
                 309,278   Bank of America Mortgage                                                                         301,449
                           Securities, Series 2003-J, Class B2b,
                           4.63%, 11/25/33 (b)
                 270,580   Bank of America Mortgage                                                                         261,843
                           Securities, Series 2004-D, Class B1b,
                           3.96%, 5/25/34 (b)
                 554,251   Bear Stearns Adjustable Rate                                                                     549,069
                           Mortgage Trust, Series 2003-9, Class
                           3A2, 4.97%, 2/25/34 (b)
                  91,954   Citigroup Mortgage Loan Trust, Inc.,                                                              90,455
                           Series 2005-3, Class 2A2A, 4.70%,
                           6/25/35
               1,428,516   Countrywide Alternative Loan Trust,                                                            1,397,520
                           Series 2004-12CB, Class 1A1, 5.00%,
                           7/25/19
                 884,000   Countrywide Alternative Loan Trust,                                                              858,098
                           Series 2005-4, Class 1A5, 4.97%,
                           7/25/35 (b)
                 500,598   Countrywide Alternative Loan Trust,                                                              500,207
                           Series 2005-73CB, Class 1A1, 5.50%,
                           1/25/36
                 351,196   Countrywide Alternative Loan Trust,                                                              353,513
                           Series 2006-9T1, Class A7, 6.00%,
                           5/25/36
                 420,819   Countrywide Home Loans, Series                                                                   412,639
                           2003-21, Class B2, 4.71%,
                           5/25/33
                 168,760   CS First Boston Mortgage Securities                                                              165,986
                           Corp., Series 2004-7, Class 5A1,
                           5.00%, 10/25/19
                 499,486   First Horizon Mortgage Pass-Through                                                              493,126
                           Trust, Series 2004-AR1, Class B2,
                           4.87%, 2/25/34 (b)
                 621,095   GSR Mortgage Loan Trust, Series                                                                  612,597
                           2005-AR7, Class 2A1, 4.56%,
                           11/25/35 (b)
                 480,000   Homebanc Mortgage Trust, Series                                                                  486,086
                           2006-1, Class 3A2, 5.92%,
                           4/25/37 (b)
                 264,581   JP Morgan Mortgage Trust, Series                                                                 258,082
                           2004-A4, Class 2A2, 4.62%,
                           9/25/34 (b)
                 252,285   JP Morgan Mortgage Trust, Series                                                                 246,608
                           2004-S1, Class 1A7, 5.00%, 8/25/19
                 440,401   Merrill Lynch Mortgage Investors                                                                 427,659
                           Trust, Series 2005-A5, Class M1,
                           4.88%, 6/25/35 (b)
                 975,038   Merrill Lynch Mortgage Investors,                                                                962,102
                           Inc., Series 2005-A1, Class 2A1,
                           4.56%, 12/25/34 (b)
                   4,627   Morgan Stanley Mortgage Loan                                                                       4,707
                           Trust, Series 2004-2AR, Class 1A,
                           7.35%, 2/25/34 (b)
                 438,808   Residential Funding Mortgage                                                                     425,944
                           Section I, Series 2004-S5, Class 2A1,
                           4.50%, 5/25/19

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                 182,517   Sequoia Mortgage Trust, Series                                                                   182,574
                           2003-4, Class 1B2, 6.54%,
                           7/20/33 (b)
                 425,000   Sequoia Mortgage Trust, Series                                                                   417,563
                           2003-4, Class 2B4, 6.56%,
                           7/20/33 (b)
                  66,729   Structured Asset Securities Corp.,                                                                66,493
                           Series 2002-11A, Class 2A1, 5.60%,
                           6/25/32
                 467,255   Structured Asset Securities Corp.,                                                               459,662
                           Series 2003-30, Class 1A1, 5.50%,
                           10/25/33
                 180,097   Vendee Mortgage Trust, Series                                                                    189,443
                           1992-1, Class 2Z, 7.75%, 5/15/22
                 868,751   Washington Mutual, Inc., Series                                                                  837,056
                           2003-S11, Class 1A, 5.00%,
                           11/25/33
                 600,397   Washington Mutual, Inc., Series                                                                  600,052
                           2005-8, Class 1A8, 5.50%, 10/25/35
                 264,297   Washington Mutual, Series                                                                        254,508
                           2004-AR7, Class B1, 3.94%,
                           7/25/34 (b)
                 346,712   Wells Fargo Mortgage Backed                                                                      336,304
                           Securities Trust, Series 2004-P, Class
                           B1, 4.25%, 9/25/34 (b)
                 125,000   Wells Fargo Mortgage Backed                                                                      112,026
                           Securities Trust, Series 2006-20,                                                            -----------
                           Class B4, 5.50%, 12/25/21 (b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $14,517,508)                                                             14,432,390
                                                                                                                        -----------

COMMERCIAL MORTGAGE BACKED SECURITIES  (4.16%):
Banking & Financial Services  (4.16%):
                 423,414   ABN AMRO Mortgage Corp., Series                                                                  408,212
                           2003-12, Class 1A, 5.00%, 12/25/33
                 802,720   JP Morgan Commercial Mortgage                                                                    813,320
                           Finance Corp., Series 1999-C7, Class
                           A2, 6.51%, 10/15/35
                 500,000   LB-UBS Commercial Mortgage Trust,                                                                472,249
                           Series 2004-C2, Class A4, 4.37%,
                           3/1/36
                 724,655   Master Asset Securitization Trust,                                                               696,999
                           Series 2003-12, Class 6A1, 5.00%,                                                            -----------
                           12/25/33

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $2,443,697)                                                             2,390,780
                                                                                                                        -----------

CORPORATE BONDS  (29.38%):
Aerospace & Defense  (0.91%):
                 150,000   DRS Technologies, Inc., 6.63%,                                                                   151,125
                           2/1/16
                 308,000   McDonnell Douglas Corp., 9.75%,                                                                  369,268
                           4/1/12                                                                                       -----------
                                                                                                                            520,393
                                                                                                                        -----------
Agriculture  (0.29%):
                 170,000   Bunge Limited Finance Co., 4.38%,                                                                166,417
                           12/15/08                                                                                     -----------

Apparel  (0.12%):
                  65,000   Hanes Brands, Inc., 8.74%,                                                                        66,138
                           12/15/14 (b) (c)                                                                             -----------

Auto Manufacturers  (0.42%):
                 241,000   DaimlerChrysler N.A. Holdings,                                                                   241,343
                           5.75%, 5/18/09                                                                               -----------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Auto Parts & Equipment  (0.22%):
                 128,000   Titan International, Inc., 8.00%,                                                                128,800
                           Series 144A, 1/15/12 (c)                                                                     -----------

Banks  (3.39%):
                 179,000   Frost National Bank, 6.88%, 8/1/11                                                               189,567
                 341,000   NB Capital Trust III, 5.92%,                                                                     330,078
                           1/15/27 (b)
                 430,000   North Fork Bancorp., 5.00%,                                                                      428,639
                           8/15/12
                 212,000   Popular North America, Inc., MTN,                                                                212,499
                           5.65%, 4/15/09
                 435,000   Rabobank Capital II, 5.26%,                                                                      425,406
                           12/29/49 (c)
                 374,000   Wachovia Capital Trust II, 5.87%,                                                                358,636
                           1/15/27 (b)                                                                                  -----------
                                                                                                                          1,944,826
                                                                                                                        -----------
Beverages  (0.40%):
                 229,000   Diageo Finance, 5.50%, 4/1/13                                                                    228,556
                                                                                                                        -----------

Building Materials  (0.19%):
                 110,000   Texas Industries, Inc., 7.25%,                                                                   111,650
                           7/15/13                                                                                      -----------

Chemicals  (2.20%):
                 341,000   Equistar Chemical LP, 10.13%,                                                                    362,313
                           9/1/08
                 300,000   MacDermid, Inc., 9.13%, 7/15/11                                                                  312,000
                  86,000   Methanex Corp., 8.75%, 8/15/12                                                                    93,525
                 160,000   Mosaic Co., 7.63%, 12/1/16 (c)                                                                   165,800
                 160,000   Newmarket Corp., 7.13%,                                                                          160,000
                           12/15/16 (c)
                 155,000   Potash Corp., 7.75%, 5/31/11                                                                     168,878
                                                                                                                        -----------

                                                                                                                          1,262,515
                                                                                                                        -----------
Coal  (0.16%):
                  94,000   Arch Western Finance, 6.75%,                                                                      93,295
                           7/1/13                                                                                       -----------

Commercial Services  (0.22%):
                 128,000   Corrections Corporation of America,                                                              126,880
                           6.25%, 3/15/13                                                                               -----------

Distribution/Wholesale  (0.39%):
                 221,000   Owens & Minor Inc., 6.35%,                                                                       221,895
                           4/15/16                                                                                      -----------

Diversified Financial Services  (1.47%):
                 138,000   American General Finance, MTN,                                                                   134,637
                           4.88%, 7/15/12
                 299,000   Bear Stearns Co., Inc., 5.61%,                                                                   299,943
                           1/31/11 (b)
                 300,000   Jefferies Group, Inc., 7.50%,                                                                    302,410
                           8/15/07
                 105,000   JP Morgan Chase Capital, 6.55%,                                                                  108,424
                           9/29/36                                                                                      -----------
                                                                                                                            845,414
                                                                                                                        -----------
Electric  (1.31%):
                 235,000   Central Hudson Gas & Electric                                                                    235,320
                           Corp., Series D, MTN, 5.87%,
                           3/28/07
                 205,000   Energy East Corp., 6.75%, 7/15/36                                                                216,294
                 129,000   Nevada Power Co., Series A, 8.25%,                                                               140,918
                           6/1/11
                 158,000   Public Services Co. of Oklahoma,                                                                 160,180
                           6.15%, 8/1/16                                                                                -----------
                                                                                                                            752,712
                                                                                                                        -----------
Electrical Components & Equipment  (0.30%):
                 166,000   Ametek, Inc., 7.20%, 7/15/08                                                                     169,493
                                                                                                                        -----------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Electronics  (0.40%):
                 244,000   Thermo Electron Corp., 5.00%,                                                                    229,439
                           6/1/15                                                                                       -----------

Engineering & Construction  (0.24%):
                 135,000   Dycom Industries, Inc., 8.13%,                                                                   139,725
                           10/15/15                                                                                     -----------

Food  (0.35%):
                 198,000   Dean Foods Co., 6.63%, 5/15/09                                                                   201,465
                                                                                                                        -----------
Healthcare - Products  (0.26%):
                 146,000   Baxter International, 5.90%, 9/1/16                                                              149,983
                                                                                                                        -----------
Healthcare - Services  (0.30%):
                 176,000   Laboratory Corp. of America, 5.50%,                                                              169,644
                           2/1/13                                                                                       -----------

Home Builders  (0.59%):
                  86,000   KB Home, 5.75%, 2/1/14                                                                            79,142
                 260,000   Lennar Corp., 6.12%, 3/19/09 (b)                                                                 260,071
                                                                                                                        -----------
                                                                                                                            339,213
                                                                                                                        -----------
Insurance  (4.08%):
                 300,000   Americo Life, Inc., 7.88%, 5/1/13 (c)                                                            300,937
                 195,000   Arch Capital Group Ltd., 7.35%,                                                                  215,096
                           5/1/34
                 375,000   ING Capital Funding Trust III,                                                                   413,911
                           8.44%, 12/31/49
                 247,000   Navigators Group, Inc., 7.00%,                                                                   252,560
                           5/1/16
                 255,000   NLV Financial Corp., 7.50%,                                                                      277,708
                           8/15/33 (c)
                 199,000   One America Financial Partners,                                                                  205,851
                           7.00%, 10/15/33 (c)
                 225,000   Selective Insurance Group, 6.70%,                                                                223,551
                           11/1/35
                 210,000   St. Paul Cos., Inc., Series B, MTN,                                                              212,038
                           7.19%, 8/2/07
                 250,000   Unitrin, Inc., 4.88%, 11/1/10                                                                    243,691
                                                                                                                        -----------
                                                                                                                          2,345,343
                                                                                                                        -----------
Iron/Steel  (0.74%):
                 300,000   Steel Dynamics, Inc., 9.50%,                                                                     309,000
                           3/15/09
                 110,000   United States Steel Corp., 9.75%,                                                                117,013
                           5/15/10                                                                                      -----------
                                                                                                                            426,013
                                                                                                                        -----------
Leisure Time  (0.22%):
                 116,000   Royal Caribbean Cruises, 8.75%,                                                                  126,782
                           2/2/11                                                                                       -----------

Lodging  (0.20%):
                 109,000   Starwood Hotels and Resorts,                                                                     115,117
                           7.88%, 5/1/12                                                                                -----------

Machinery - Construction & Mining  (0.16%):
                  93,000   Joy Global Inc., 6.00%,                                                                           92,444
                           11/15/16 (c)                                                                                 -----------

Machinery - Diversified  (0.88%):
                 228,000   IDEX Corp., 6.88%, 2/15/08                                                                       229,076
                 277,000   Westinghouse Air Brake                                                                           275,615
                           Technologies Corp., 6.88%, 7/31/13                                                           -----------
                                                                                                                            504,691
                                                                                                                        -----------
Media  (1.66%):
                 128,000   Echostar DBS Corp., 5.75%,                                                                       127,520
                           10/1/08
                 255,000   News America Holdings, Inc.,                                                                     286,777
                           7.70%, 10/30/25
                 129,000   Rogers Cable, Inc., 7.88%, 5/1/12                                                                139,433
                 242,000   TCI Communications, Inc., 9.80%,                                                                 285,366
                           2/1/12

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                  92,000   Time Warner Cos., Inc., 9.15%,                                                                   113,812
                           2/1/23                                                                                       -----------
                                                                                                                            952,908
                                                                                                                        -----------
Office Furnishings  (0.35%):
                 198,000   Steelcase, Inc., 6.50%, 8/15/11                                                                  201,125
                                                                                                                        -----------
Oil & Gas  (1.42%):
                 139,000   Anadarko Petroleum Corp., 5.00%,                                                                 134,182
                           10/1/12
                 113,000   Berry Petroleum Co., 8.25%,                                                                      113,141
                           11/1/16
                 106,000   Chesapeake Energy Corp., 7.50%,                                                                  110,373
                           9/15/13
                 207,000   Forest Oil Corp., 8.00%, 6/15/08                                                                 211,916
                 227,150   Pemex Finance Ltd., 9.69%,                                                                       245,426
                           8/15/09                                                                                      -----------
                                                                                                                            815,038
                                                                                                                        -----------
Pharmaceuticals  (0.50%):
                 199,000   Mylan Laboratories, Inc., 5.75%,                                                                 198,503
                           8/15/10
                  92,000   NBTY, Inc., 7.13%, 10/1/15                                                                        90,160
                                                                                                                        -----------
                                                                                                                            288,663
                                                                                                                        -----------
Pipelines  (0.98%):
                 100,000   Atlas Pipeline Partners, 8.13%,                                                                  102,750
                           12/15/15
                 153,000   Boardwalk Pipeline LP, 5.88%,                                                                    151,470
                           11/15/16
                  46,000   Duke Capital Corp., 7.50%, 10/1/09                                                                48,400
                 248,000   Texas East Transmission Corp.,                                                                   263,043
                           7.30%, 12/1/10                                                                               -----------
                                                                                                                            565,663
                                                                                                                        -----------
Real Estate Investment Trusts  (2.72%):
                 205,000   CPG Partners LP, 3.50%, 3/15/09                                                                  197,265
                 222,000   ERP Operating LP, 6.63%, 3/15/12                                                                 234,077
                 192,000   Federal Realty Investment Trust,                                                                 208,436
                           8.75%, 12/1/09
                  50,000   Federal Realty Investment Trust,                                                                  49,442
                           5.40%, 12/1/13
                 134,000   Healthcare Realty Trust, 8.13%,                                                                  145,333
                           5/1/11
                 250,000   Kimco Realty Corp., MTN, 7.86%,                                                                  254,111
                           11/1/07
                 216,000   Liberty Property LP, 5.50%,                                                                      212,946
                           12/15/16
                 259,000   Realty Income Corp., 5.95%,                                                                      260,871
                           9/15/16                                                                                      -----------
                                                                                                                          1,562,481
                                                                                                                        -----------
Retail  (0.70%):
                  97,000   Dollar General Corp., 8.63%,                                                                     103,063
                           6/15/10
                 302,000   Home Depot, Inc., 5.25%, 12/16/13                                                                299,754
                                                                                                                        -----------
                                                                                                                            402,817
                                                                                                                        -----------
Software  (0.24%):
                 138,000   Fiserv, Inc., 4.00%, 4/15/08                                                                     135,311
                                                                                                                        -----------
Telecommunication Services  (0.18%):
                 106,000   Sprint Nextel Corp., 6.00%, 12/1/16                                                              103,310
                                                                                                                        -----------
Transportation  (0.22%):
                 125,000   Navios Maritime Holdings, 9.50%,                                                                 124,145
                           12/15/14 (c)                                                                                 -----------

TOTAL CORPORATE BONDS (COST $16,921,347)                                                                                 16,871,647
                                                                                                                        -----------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
U.S. GOVERNMENT AGENCY BACKED MORTGAGES (14.84%):
Federal National Mortgage Association (7.93%):
                   4,176   Pool # 051686, 8.00%, 2/1/09                                                                       4,216
                     636   Pool # 072923, 8.25%, 1/1/09                                                                         635
                   9,771   Pool # 124425, 9.25%, 10/1/20                                                                     10,506
                 899,568   Pool # 254764, 5.50%, 6/1/23                                                                     895,261
                  38,188   Pool # 380828, 6.42%, 11/1/08 (b)                                                                 38,572
                     402   Pool # 519217, 7.00%, 2/1/30                                                                         414
                  27,374   Pool # 626582, 5.50%, 3/1/17                                                                      27,439
                 158,107   Pool # 635169, 5.00%, 8/1/17                                                                     155,923
                  48,643   Pool # 644943, 5.50%, 5/1/17                                                                      48,759
                 340,746   Pool # 707578, 5.00%, 4/1/33                                                                     329,614
                 460,880   Pool # 731252, 5.00%, 8/1/33                                                                     445,822
                 426,776   Pool # 740447, 4.50%, 9/1/18                                                                     412,713
                 482,169   Pool # 810896, 4.85%, 1/1/35 (b)                                                                 479,512
                   9,810   Series 1988-16, Class B, 9.50%,                                                                   10,629
                           6/25/18
                 770,000   Series 1997-M9, 6.52%, 7/25/16                                                                   810,100
                 445,000   Series 2003-T1, Class B, 4.49%,                                                                  430,759
                           11/25/12
                 505,000   Series 2004-32, Class AY, 4.00%,                                                                 452,185
                           5/25/19                                                                                      -----------
                                                                                                                          4,553,059
                                                                                                                        -----------
Federal Home Loan Mortgage Corporation  (1.46%):
                  14,845   Pool # 170170, 9.00%, 6/1/16                                                                      15,815
                 616,798   Pool # 1B2721, 4.38%, 1/1/35 (b)                                                                 607,596
                     256   Pool # 252671, 8.00%, 8/1/09                                                                         256
                   9,713   Pool # 306588, 8.00%, 10/1/18                                                                     10,114
                  53,369   Pool # C00921, 7.50%, 2/1/30                                                                      55,545
                   1,703   Pool # D09479, 9.00%, 10/1/18                                                                      1,741
                  22,480   Pool # G10625, 8.00%, 1/1/12                                                                      23,376
                 123,823   Series 2178, Class PB, 7.00%,                                                                    127,009
                           8/15/29                                                                                      -----------
                                                                                                                            841,452
                                                                                                                        -----------
Government National Mortgage Association  (5.45%):
                  45,664   Pool # 003132, 6.00%, 9/20/31                                                                     46,258
                 116,893   Pool # 003296, 6.00%, 10/20/32                                                                   118,393
                   1,122   Pool # 015750, 7.50%, 7/15/07                                                                      1,127
                      19   Pool # 016308, 7.50%, 3/15/07                                                                         19
                   5,962   Pool # 019081, 8.00%, 10/15/07                                                                     5,999
                   3,677   Pool # 152589, 9.50%, 4/15/16                                                                      3,981
                  17,020   Pool # 269020, 9.50%, 1/15/19                                                                     18,582
                   1,114   Pool # 275465, 9.50%, 9/15/19                                                                      1,216
                  10,353   Pool # 342206, 6.50%, 12/15/23                                                                    10,636
                   7,226   Pool # 361064, 6.50%, 8/15/23                                                                      7,424
                   8,021   Pool # 363767, 6.50%, 11/15/23                                                                     8,240
                  34,045   Pool # 376510, 7.00%, 5/15/24                                                                     35,183
                 287,916   Pool # 380866, 7.00%, 3/15/24                                                                    297,540
                  21,158   Pool # 398964, 7.50%, 11/15/11                                                                    21,842
                   3,328   Pool # 433258, 7.50%, 10/15/11                                                                     3,435
                  15,288   Pool # 441009, 8.00%, 11/15/26                                                                    16,203
                 273,143   Pool # 442164, 8.00%, 12/15/26                                                                   289,503
                 219,063   Pool # 481547, 6.00%, 1/15/33                                                                    222,431
                   3,661   Pool # 485682, 6.50%, 8/15/31                                                                      3,762
                   2,020   Pool # 549180, 6.00%, 5/15/31                                                                      2,051
                  51,370   Pool # 552381, 6.00%, 2/15/32                                                                     52,157
                  49,084   Pool # 558945, 6.00%, 4/15/33                                                                     49,816
                   9,955   Pool # 565982, 7.00%, 7/15/32                                                                     10,287
                   4,294   Pool # 568184, 6.50%, 11/15/31                                                                     4,413
                  69,847   Pool # 578345, 6.00%, 8/15/32                                                                     70,918
                  39,650   Pool # 584369, 7.00%, 4/15/32                                                                     40,971
                 103,174   Pool # 584486, 6.00%, 6/15/32                                                                    104,756
                  21,998   Pool # 591571, 7.50%, 7/15/32                                                                     22,970
                  10,357   Pool # 591581, 7.00%, 8/15/32                                                                     10,702
                 210,584   Pool # 597857, 5.00%, 8/15/33                                                                    205,054
                  57,988   Pool # 598131, 6.00%, 3/15/33                                                                     58,853
                 192,172   Pool # 780332, 8.00%, 11/15/09                                                                   196,873
                 195,110   Pool # 781124, 7.00%, 12/15/29                                                                   201,652

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                 210,000   Series 2001-58, Class B, 5.15%,                                                                  210,246
                           6/16/23 (b)
                 490,000   Series 2004-12, Class C, 5.15%,                                                                  479,158
                           12/16/40
                 305,000   Series 2004-25, Class BA, 4.93%,                                                                 299,709
                           11/16/44                                                                                     -----------
                                                                                                                          3,132,360
                                                                                                                        -----------

TOTAL U.S. GOVERNMENT AGENCY BACKED MORTGAGES (COST $8,630,978)                                                           8,526,871
                                                                                                                        -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.33%):
Federal National Mortgage Association (6.00%):
                     248   Pool # 529175, 7.00%, 2/1/30                                                                         256
                 845,000   Pool # 760762, 4.89%, 4/1/12 (b)                                                                 827,561
                 717,386   Pool # 841068, 4.19%, 11/1/34 (b)                                                                708,419
               1,192,000   Series 2002-T3, Class B, 5.76%,                                                                1,230,820
                           12/25/11
                 294,873   Series 2002-W11, Class AF5,                                                                      291,817
                           4.98%, 11/25/32 (b)
                 403,174   Series 2005-W2, Class A8, 5.41%,                                                                 387,624
                           5/25/35                                                                                      -----------
                                                                                                                          3,446,497
                                                                                                                        -----------
Federal Home Loan Mortgage Corporation  (2.74%):
                 392,953   Pool # 1B0899, 3.92%, 6/1/33 (b)                                                                 387,814
                 514,026   Pool # G11771, 6.00%, 6/1/20                                                                     521,581
                 653,225   Pool # J03251, 6.00%, 8/1/21                                                                     662,017
                                                                                                                        -----------
                                                                                                                          1,571,412
                                                                                                                        -----------
Government National Mortgage Association  (0.31%):
                     105   Pool # 016497, 7.50%, 3/15/07                                                                        106
                  16,332   Pool # 433263, 7.50%, 10/15/11                                                                    16,860
                 168,028   Pool # 592154, 5.00%, 8/15/33                                                                    163,615
                                                                                                                        -----------
                                                                                                                            180,581
                                                                                                                        -----------
New Valley Generation IV  (0.16%):
                  94,141   Pool # 182177, 4.69%, 1/15/22                                                                     92,414
                                                                                                                        -----------
Small Business Administration  (7.12%):
                  15,102   Pool # 507363, 5.61%, 7/25/30 (b)                                                                 15,154
                   3,210   Series 1988-20G, Class 1, 9.80%,                                                                   3,266
                           7/1/08
                   1,017   Series 1988-20H, Class1, 10.05%,                                                                   1,039
                           8/1/08
                   1,915   Series 1989-20D, Class1, 10.05%,                                                                   1,974
                           4/1/09
                 595,309   Series 2004-10B, Class 1, 4.68%,                                                                 580,247
                           9/10/14
                 280,411   Series 2004-20K, Class 1, 4.88%,                                                                 275,076
                           11/1/24
                 607,021   Series 2005-10A, Class1, 5.04%,                                                                  598,972
                           3/10/15
                 291,622   Series 2005-20A, Class 1, 4.86%,                                                                 285,772
                           1/1/25
                 592,016   Series 2005-20D, Class 1, 5.11%,                                                                 587,912
                           4/1/25
                 633,379   Series 2005-20F, Class 1, 4.57%,                                                                 608,084
                           6/1/25
                 589,230   Series 2005-20G, Class 1, 4.75%,                                                                 572,489
                           7/1/25
                 573,092   Series 2005-P10A, Class 1, 4.64%,                                                                557,026
                           2/10/15                                                                                      -----------
                                                                                                                          4,087,011
                                                                                                                        -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $9,561,598)                                                                9,377,915
                                                                                                                        -----------

U.S. TREASURY INFLATION PROTECTION BONDS  (3.48%):
                 439,000   1.88%, 7/15/13                                                                                   465,992
                 449,000   2.00%, 7/15/14                                                                                   466,551
               1,000,000   2.38%, 1/15/25                                                                                 1,065,855
                                                                                                                        -----------

TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $2,023,019)                                                          1,998,398
                                                                                                                        -----------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------

INVESTMENT COMPANIES  (0.70%):
                 403,568   Wells Fargo Prime Investment                                                                     403,568
                           Money Market Fund                                                                            -----------

TOTAL INVESTMENT COMPANIES (COST $403,568)                                                                                  403,568
                                                                                                                        -----------



TOTAL INVESTMENTS (COST $57,362,046) (a)   -   98.90%                                                                    56,809,987
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.10%                                                                           631,835
                                                                                                                        -----------

NET ASSETS   -   100.00%                                                                                                $57,441,822
                                                                                                                        ===========

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
     Abbreviations used are defined below:
     MTN - Medium Term Note
     AMBAC - Ambac Assurance Corporation
     FGIC - Federal Guaranty Insurance Corporation
     MBIA - MBIA Insurance Corporation
     RADIAN - RADIAN Group, Inc.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK TAX-FREE INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL       SECURITY
               AMOUNT        DESCRIPTION                                                                                  VALUE
               ------        -----------                                                                               ------------
MUNICIPAL BONDS  (96.79%):
California  (2.88%):
                 500,000   Santa Rosa Waste Water Revenue,                                                              $   556,590
                           Series B, 6.00%, 9/1/15, (FGIC                                                               -----------
                           Insured)

Colorado  (3.31%):
                 500,000   Arkansas River Power Authority                                                                   540,235
                           Power Revenue, 5.00%, 10/1/14,
                           (XLCA Insured)
                 100,000   Denver West Metropolitan District                                                                100,899
                           Colorado, Series B, 5.70%, 12/1/17,                                                          -----------
                           Callable 12/1/07 @ 100
                                                                                                                            641,134
                                                                                                                        -----------
Florida  (4.47%):
                 500,000   Miami-Dade County Special                                                                        329,785
                           Obligation, 5.91%, 10/1/15, (MBIA
                           Insured), Callable 4/1/08 @ 69.48
                 500,000   State Board of Education, Series J,                                                              535,690
                           5.00%, 6/1/19, Callable 6/1/13                                                               -----------
                           @ 101
                                                                                                                            865,475
                                                                                                                        -----------
Illinois  (5.90%):
                 500,000   Chicago, Series B, 5.13%, 1/1/22,                                                                562,360
                           (AMBAC Insured)
                 500,000   Cook County Township High School                                                                 580,515
                           District, 5.50%, 12/1/19                                                                     -----------
                                                                                                                          1,142,875
                                                                                                                        -----------
Indiana  (16.92%):
                 500,000   Anderson School Building Corp.,                                                                  548,479
                           5.00%, 7/15/17, (FSA Insured) (b)
                 180,000   Boone County Indiana                                                                             183,443
                           Redevelopment, Series B, 4.80%,
                           8/1/17, Callable 2/1/16 @ 100 (b)
                 135,000   Boone County Indiana                                                                             137,677
                           Redevelopment, Series B, 4.85%,
                           2/1/18, Callable 2/1/16 @ 100 (b)
                 500,000   Hamilton County Optional Income                                                                  500,030
                           Tax Revenue, 4.25%, 7/10/08,
                           Callable 1/23/07 @ 100
                 450,000   Indiana Bond Bank Revenue, Series                                                                492,237
                           A, 5.00%, 8/1/16, (FSA Insured)
                 500,000   IPS Multi-School Building Corp.,                                                                 508,035
                           4.00%, 1/15/13, (FSA Insured)
                 100,000   Munster Municipal Center Corp.,                                                                  100,819
                           4.25%, 7/15/11 (b)
                 445,000   Munster Municipal Center Corp.,                                                                  455,965
                           4.70%, 7/15/17, Callable 1/15/14
                           @100 (b)
                 345,000   Noblesville Multi-School Building                                                                350,710
                           Corp., 4.00%, 1/15/14, (FGIC                                                                 -----------
                           Insured)
                                                                                                                          3,277,395
                                                                                                                        -----------
Louisiana  (3.02%):
                 400,000   Louisiana State Bond Commission,                                                                 421,504
                           Series B, 5.00%, 7/15/11, (CIFG
                           Insured) (b)
                 150,000   Louisiana State Bond Commission,                                                                 162,668
                           Series B, 5.00%, 7/15/15, (CIFG                                                              -----------
                           Insured) (b)
                                                                                                                            584,172
                                                                                                                        -----------

               SHARES
                 OR
              PRINCIPAL       SECURITY
               AMOUNT        DESCRIPTION                                                                                  VALUE
               ------        -----------                                                                               ------------
Maryland  (1.96%):
                 350,000   Baltimore Convention Center Hotel                                                                379,117
                           Revenue, Series A, 5.00%, 9/1/14,                                                            -----------
                           (XLCA Insured) (b)

Massachusetts  (9.01%):
                 600,000   State Construction Loan, Series E,                                                               651,216
                           5.38%, 1/1/17, Pre-refunded 1/1/13
                           @ 100
               1,000,000   State Health & Education Facilities                                                            1,093,900
                           Authority (Partners Healthcare),                                                             -----------
                           Series C, 5.75%, 7/1/12, Callable
                           7/1/11 @ 100
                                                                                                                          1,745,116
                                                                                                                        -----------
Michigan  (5.52%):
                 750,000   Howell Public Schools, 5.25%,                                                                    796,335
                           5/1/15, (Q-SBLF Insured), Callable
                           5/1/11 @ 100
                 250,000   State Building Authority, Series III,                                                            272,005
                           5.38%, 10/15/16, Callable 10/15/12                                                           -----------
                           @ 100
                                                                                                                          1,068,340
                                                                                                                        -----------
Missouri  (1.38%):
                 250,000   State Development Finance Board,                                                                 266,715
                           5.25%, 3/1/15 (b)                                                                            -----------

New Hampshire  (2.66%):
                 500,000   Higher Education & Health Facility                                                               515,320
                           (Franklin Pierce Law Center), 5.50%,                                                         -----------
                           7/1/18

New York  (0.78%):
                 150,000   New York State Dormitory Authority                                                               150,270
                           Revenues, (Mental Health Services),                                                          -----------
                           5.38%, 2/15/07

Ohio  (1.17%):
                 225,000   Ohio State Higher Educational                                                                    226,044
                           Facility Revenue, (John Carroll                                                              -----------
                           University), 4.00%, 4/1/09

Oklahoma  (10.56%):
                 225,000   Jay Oklahoma Industrial Authority                                                                228,762
                           Lease Revenue, (Jay Public Schools),
                           4.75%, 9/1/10
                 500,000   McClain County Economic                                                                          516,951
                           Development Authority (New Castle
                           Public Schools), 5.00%, 9/1/11
                 380,000   Oklahoma Baptist University                                                                      403,970
                           Authority, 5.25%, 12/1/14 (b)
                 100,000   Pottawatomie County Facilities                                                                   102,119
                           Authority Educational Facilities Lease
                           Revenue, (Tecumseh Public Schools),
                           4.75%, 9/1/14
                 300,000   Pottawatomie County Facilities                                                                   309,585
                           Authority Educational Faculty Lease
                           Revenue, (Shawnee Public School),
                           5.00%, 9/1/10
                 230,000   Pottawatomie County Facilities                                                                   234,855
                           Authority Educational Faculty Lease
                           Revenue, (Tecumseh Public Schools),
                           4.75%, 9/1/13
                 245,000   Tulsa Industrial Authority Student                                                               247,347
                           Housing Revenue, (University of                                                              -----------
                           Tulsa), 4.30%, 10/1/12
                                                                                                                          2,043,589
                                                                                                                        -----------
South Carolina  (1.18%):
                 220,000   Lexington One School Facilities                                                                  229,335
                           Corp. Installment Purchase Revenue,                                                          -----------
                           (Lexington County School Distinct
                           No.1), 5.00%, 12/1/10 (b)

               SHARES
                 OR
              PRINCIPAL       SECURITY
               AMOUNT        DESCRIPTION                                                                                  VALUE
               ------        -----------                                                                               ------------
South Dakota  (1.10%):
                 210,000   West Central School District No.                                                                 212,197
                           49-7, 4.00%, 8/15/11, (FSA Insured),                                                         -----------
                           Callable 4/1/11 @ 100 (b)

Texas  (12.31%):
                 190,000   Keller Texas Certificates Obligation,                                                            191,350
                           4.25%, 2/15/08, (CIFG Insured)
                 100,000   Northeast Travis County Utility                                                                  101,421
                           District, 4.50%, 9/1/13, Callable
                           9/1/11 @ 100
                  65,000   Northeast Travis County Utility                                                                   66,032
                           District, 4.60%, 9/1/14, Callable
                           9/1/11 @ 100
                  90,000   Northeast Travis County Utility                                                                   91,540
                           District, 4.65%, 9/1/15, Callable
                           9/1/11 @ 100
                 170,000   Plano Independent School District,                                                               180,634
                           5.38%, 2/15/16, (PSF-GTD Insured),
                           Callable 2/15/11 @ 100
                 500,000   San Antonio Electric & Gas, 5.38%,                                                               555,040
                           2/1/15
                 500,000   Socorro Independent School District,                                                             498,470
                           Series A, 4.50%, 8/15/32, (PSF-GTD
                           Insured), Callable 8/15/15 @ 100
                 135,000   State Water Development, Series D,                                                               136,458
                           5.50%, 8/1/07
                 500,000   University of Texas Revenue,                                                                     563,004
                           Series B, 5.25%, 8/15/19                                                                     -----------
                                                                                                                          2,383,949
                                                                                                                        -----------
Washington  (6.30%):
                  55,000   Adams County Washington Park &                                                                    55,100
                           Recreation District No.4, 4.13%,
                           12/1/15
                 100,000   Adams County Washington Park &                                                                    99,876
                           Recreation District No.4, 4.13%,
                           12/1/16
               1,000,000   Seattle Municipal Light & Power,                                                               1,063,800
                           5.63%, 12/1/16, Callable 12/1/10                                                             -----------
                           @ 100
                                                                                                                          1,218,776
                                                                                                                        -----------
Wisconsin  (6.36%):
                 500,000   Kewaskum Waterworks & Sewer                                                                      501,200
                           System Revenue, 4.50%, 6/1/07,
                           Callable 12/1/06 @ 100 (b)
                 300,000   Manitowoc Electric Revenue, (Power                                                               310,599
                           System), 5.00%, 8/1/10
                 400,000   State Health & Educational Facilities                                                            419,372
                           Authority Revenue (Marshfield Clinic),                                                       -----------
                           5.00%, 2/15/17, Callable 2/15/16 @
                           100 (b)
                                                                                                                          1,231,171
                                                                                                                        -----------

TOTAL MUNICIPAL BONDS (COST $18,191,999)                                                                                 18,737,580
                                                                                                                        -----------

INVESTMENT COMPANIES  (1.71%):
                 330,686   Wells Fargo National Tax-Free                                                                    330,686
                           Money Market Fund                                                                            -----------

TOTAL INVESTMENT COMPANIES (COST $330,686)                                                                                  330,686
                                                                                                                        -----------



TOTAL INVESTMENTS (COST $18,522,685) (a)   -   98.50%                                                                    19,068,266
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.50%                                                                           289,782
                                                                                                                        -----------

NET ASSETS   -   100.00%                                                                                                $19,358,048
                                                                                                                        ===========

------------
(a) See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
(b)  When-issued security.
     Abbreviations used are defined below:
     AMBAC - Ambac Assurance Corporation
     CIFG -- CDC IXIS Financial Guaranty
     FGIC - Financial Guaranty Insurance
     FSA - Financial Security Assurance Inc.
     MBIA - MBIA Insurance Corporation
     PSF-GTD -Permanent School Fund Guaranteed
     Q-SBLF - Qualified School Board Loan Fund
     XLCA - XL Capital Assurance, Inc.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)
               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
ASSET BACKED SECURITIES  (5.05%):
Asset Backed Auto Receivable  (2.76%):
              15,043,863   BMW Vehicle Owner Trust, Series                                                           $   15,043,863
                           2006-A, Class A1, 5.36%, 9/25/07
                           (b)
              11,338,206   Caterpillar Financial Asset Trust,                                                            11,338,206
                           Series 2006-A, Class A1, 5.45%,
                           6/25/07 (b)
               2,440,726   CNH Equipment Trust, Series                                                                    2,440,726
                           2006-B, Class A1, 5.39%, 10/5/07
                           (b)
               8,523,214   Daimler Chrysler Auto Trust, Series                                                            8,523,214
                           2006-C, Class A1, 5.33%, 10/8/07
                           (b)
              22,204,722   Ford Credit Auto Owner Trust, Series                                                          22,204,722
                           2006-C, Class A1, 5.36%, 12/15/07
                           (b)
               1,810,850   Harley-Davidson Motorcycle Trust,                                                              1,810,850
                           Series 2006-3, Class A1, 5.37%,
                           9/15/07 (b)
              19,295,596   Honda Auto Receivables Owner                                                                  19,295,596
                           Trust, Series 2006-2, Class A1,
                           5.43%, 8/21/07 (b)
               6,690,733   Household Automotive Trust, Series                                                             6,690,733
                           2006-2, Class A1, 5.50%, 8/17/07
                           (b)
              15,906,867   Household Automotive Trust, Series                                                            15,906,867
                           2006-3, Class A1, 5.36%, 11/19/07
                           (b)
              19,111,024   John Deere Owner Trust, Series                                                                19,105,729
                           2006-A, Class A1, 5.36%, 7/13/07
                           (b)
              12,465,786   Long Beach Auto Receivables Trust,                                                            12,465,786
                           Series 2006-B, Class A1, 5.37%,
                           10/15/07 (b)
              16,203,278   Nissan Auto Receivables Owner                                                                 16,203,278
                           Trust, Series 2006-C, Class A1,
                           5.49%, 8/15/07 (b)
              24,000,000   Permanent Master Issuer PLC,                                                                  24,000,000
                           Series 2006-1, Class 1A, 5.30%,
                           10/17/07 (b)
                 424,079   USAA Auto Owner Trust, Series                                                                    424,079
                           2006-2, Class A1, 5.16%, 6/15/07
                           (b)
              12,916,446   USAA Auto Owner Trust, Series                                                                 12,916,446
                           2006-3, Class A1, 5.40%, 8/15/07
                           (b)
              18,841,741   USAA Auto Owner Trust, Series                                                                 18,841,741
                           2006-4, Class A1, 5.34%, 12/13/07
                           (b)
               7,000,623   Volkswagen Auto Lease Trust, Series                                                            7,000,623
                           2006-A, Class A1, 5.52%, 8/20/07
                           (b)
              21,700,638   Wachovia Auto Loan Owner Trust,                                                               21,700,638
                           Series 2006-1, Class A1, 5.39%,
                           10/19/07 (b)
              24,110,027   World Omni Auto Receivables Trust,                                                            24,110,028
                           Series 2006-B, Class A1, 5.37%,                                                           --------------
                           10/15/07 (b)
                                                                                                                        260,023,125
                                                                                                                     --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
Asset Backed Mortgages  (2.29%):
              65,500,000   Arkle Master Issuer PLC, Series                                                               65,500,000
                           2006-1A, Class A1, 5.33%, 11/17/07
                           (b)
              11,202,123   CIT Equipment Collateral, Series                                                              11,202,123
                           2006-VT2, Class A1, 5.34%, 11/20/07
                           (b)
              20,000,000   General Electric Equipment Midticket                                                          20,000,000
                           LLC, Series 2006-1, Class A1,
                           5.30%, 12/15/07 (b)
              22,200,000   Granite Master Issuer PLC, Series                                                             22,200,000
                           2006-3, Class A4, 5.30%, 12/20/54
                           (b)
              34,000,000   Holmes Financing PLC, Series 10A,                                                             34,000,000
                           Class 1A, 5.29%, 7/15/07 (b)(c)
              36,100,000   Holmes Master Issuer PLC, Series                                                              36,100,000
                           2006-1A, Class 1A, 5.32%, 1/15/16
                           (b)(c)
              26,000,000   Paragon Mortgages PLC, Series 13A,                                                            26,000,000
                           Class A1, 5.30%, 1/15/39 (b)(c)                                                           --------------

                                                                                                                        215,002,123
                                                                                                                     --------------
TOTAL ASSET BACKED SECURITIES (COST $475,025,248)                                                                       475,025,248
                                                                                                                     --------------

COMMERCIAL PAPER  (34.01%):
Agriculture  (0.90%):
              50,000,000   Archer Daniels Midland Co., 5.38%,                                                            49,636,458
                           2/20/07 (c)(d)
              35,000,000   Archer Daniels Midland Co., 5.38%,                                                            34,714,711
                           2/26/07 (c)(d)                                                                            --------------
                                                                                                                         84,351,169
                                                                                                                     --------------
Asset Backed  (11.43%):
              55,000,000   Amsterdam Funding, 5.38%,                                                                     54,759,833
                           1/31/07 (c)(d)
              30,000,000   Amsterdam Funding, 5.37%, 3/2/07                                                              29,738,500
                           (c)(d)
              36,000,000   Barton Capital Corp., 5.39%,                                                                  35,942,250
                           1/12/07 (c)(d)
              30,000,000   Barton Capital Corp., 5.38%,                                                                  29,925,483
                           1/18/07 (c)(d)
              20,000,000   Ciesco LP, 5.37%, 1/25/07 (c)(d)                                                              19,930,000
              80,000,000   Edison Asset Securitization LLC,                                                              79,186,444
                           5.37%, 3/12/07 (c)(d)
              75,000,000   Fairway Finance Corp. LLC, 5.31%,                                                             74,999,635
                           2/5/07 (b)(c)
             100,000,000   Fairway Finance Corp. LLC, 5.31%,                                                             99,999,295
                           2/20/07 (b)(c)
              54,589,000   Falcon Asset Securitization, 5.37%,                                                           54,413,860
                           1/23/07 (c)(d)
              20,000,000   Galaxy Funding, 5.39%, 3/13/07                                                                19,792,917
                           (c)(d)
              44,463,000   Kitty Hawk Funding, 5.42%, 1/26/07                                                            44,298,734
                           (c)(d)
              38,000,000   Nieuw Amsterdam, 5.39%, 1/10/07                                                               37,949,650
                           (c)(d)
              60,000,000   Park Avenue Receivables Corp.,                                                                59,842,500
                           5.36%, 1/19/07 (c)(d)
             100,000,000   Ranger Funding, 5.38%, 2/7/07                                                                 99,459,389
                           (c)(d)
             150,000,000   Sheffield Receivables Corp., 5.38%,                                                          149,627,418
                           1/18/07 (c)(d)
              40,000,000   Sheffield Receivables Corp., 5.39%,                                                           39,877,500
                           1/22/07 (c)(d)
              40,273,000   Three Pillars Funding, 5.42%,                                                                 40,136,117
                           1/24/07 (c)(d)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
               7,000,000   Three Pillars Funding, 5.40%,                                                                  6,969,083
                           1/31/07 (c)(d)
              41,900,000   Windmill Funding Corp., 5.36%,                                                                41,753,350
                           1/25/07 (c)(d)
              54,982,000   Yorktown Capital Corp., 5.40%,                                                                54,812,014
                           1/22/07 (d)                                                                               --------------
                                                                                                                      1,073,413,972
                                                                                                                     --------------
Banks - Australia/New Zealand  (1.59%):
             100,000,000   ANZ Delaware, Inc., 5.44%, 3/1/07                                                             99,144,500
                           (c)(d)
              50,000,000   Westpac Banking Corp., 5.39%,                                                                 49,883,444
                           1/17/07 (c)(d)                                                                            --------------
                                                                                                                        149,027,944
                                                                                                                     --------------
Banks - Foreign  (8.72%):
              90,000,000   Alliance & Leicester PLC, 5.39%,                                                              89,217,000
                           3/2/07 (c)(d)
              77,000,000   Alliance & Leicester PLC, 5.39%,                                                              76,261,698
                           3/8/07 (c)(d)
              70,000,000   Alliance & Leicester PLC, 5.38%,                                                              68,616,110
                           5/18/07 (c)(d)
              80,000,000   Bank of Ireland, 5.38%, 1/29/07                                                               79,675,822
                           (c)(d)
              70,000,000   Bank of Ireland, 5.43%, 2/23/07                                                               69,462,050
                           (c)(d)
              90,000,000   Barclays Bank PLC, 5.40%, 3/26/07                                                             88,895,400
                           (d)
             100,000,000   Fortis Banque LU, 5.39%, 3/14/07                                                              98,956,001
                           (d)
              85,000,000   Northern Rock PLC, 5.32%, 1/16/07                                                             84,814,063
                           (c)(d)
              65,000,000   Northern Rock PLC, 5.36%, 1/29/07                                                             64,734,583
                           (c)(d)
              50,000,000   Svenska Handelsbank, Inc., 5.40%,                                                             49,520,583
                           3/8/07 (d)
              50,000,000   Swedbank, 5.34%, 2/9/07 (d)                                                                   49,725,646
                                                                                                                     --------------
                                                                                                                        819,878,956
                                                                                                                     --------------
Chemicals  (0.88%):
              83,000,000   BASF AG, 5.39%, 1/17/07 (c)(d)                                                                82,806,702
                                                                                                                     --------------

Finance - Diversified Domestic  (3.84%):
              50,000,000   American General Finance Corp.,                                                               49,869,000
                           5.37%, 1/19/07 (d)
              68,000,000   American General Finance Corp.,                                                               67,782,457
                           5.36%, 1/23/07 (d)
              70,000,000   Bear Stearns Co., 5.39%, 1/18/07                                                              69,827,119
                           (d)
              50,000,000   Bear Stearns Co., 5.36%, 1/24/07                                                              49,832,292
                           (d)
              70,000,000   Citigroup Funding, 5.38%, 2/13/07                                                             69,561,878
                           (d)
              25,000,000   Marshall & Ilsley Corp., 5.40%,                                                               24,843,229
                           2/13/07 (d)
              30,000,000   Morgan Stanley, 5.40%, 6/18/07                                                                29,273,400
                           (d)                                                                                       --------------
                                                                                                                        360,989,375
                                                                                                                     --------------
Finance - Diversified Foreign  (4.69%):
              15,000,000   Credit Suisse First Boston USA,                                                               14,914,850
                           Inc., 5.38%, 2/9/07 (c)(d)
              89,200,000   Dexia Delaware LLC, 5.37%,                                                                    88,448,391
                           2/28/07 (d)
             100,000,000   HBOS Treasury Services PLC,                                                                   99,142,042
                           5.38%, 3/1/07 (d)
              30,000,000   ING Funding LLC, 5.35%, 2/9/07                                                                29,834,900
                           (d)
              70,000,000   Nationwide Building Society, 5.39%,                                                           69,601,875
                           2/9/07 (c)(d)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
             103,000,000   Rabobank Finance Corp., 5.37%,                                                               102,984,864
                           1/2/07 (d)
              36,300,000   UBS Finance (DE) LLC, 5.40%,                                                                  35,951,278
                           3/8/07 (d)                                                                                --------------
                                                                                                                        440,878,200
                                                                                                                     --------------
Household Products  (0.38%):
              35,930,000   Procter & Gamble International,                                                               35,882,572
                           5.37%, 1/10/07 (c)(d)                                                                     --------------
Insurance  (0.88%):
              83,000,000   Prudential Funding, 5.37%, 1/11/07                                                            82,879,650
                           (d)                                                                                       --------------
Manufacturing  (0.70%):
              66,100,000   Paccar Financial Corp., 5.37%,                                                                65,735,091
                           2/8/07 (d)                                                                                --------------

TOTAL COMMERCIAL PAPER (COST $3,195,843,631)                                                                          3,195,843,631
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT  (32.56%):
Banks - Canada  (4.81%):
              60,000,000   Bank of Nova Scotia, 5.31%,                                                                   60,000,000
                           2/2/07
              75,000,000   Bank of Nova Scotia, 5.35%,                                                                   75,001,152
                           2/14/07 (b)
              42,500,000   Bank of Nova Scotia, 5.30%,                                                                   42,489,040
                           12/31/07 (b)
              50,000,000   Canadian Imperial Bank, 5.32%,                                                                50,000,000
                           2/20/07
              50,000,000   Canadian Imperial Bank, 5.09%,                                                                50,000,000
                           3/5/07
             100,000,000   Toronto Dominion Bank, 5.30%,                                                                100,000,545
                           3/22/07
              75,000,000   Toronto Dominion Bank, 5.51%,                                                                 74,949,961
                           6/18/07                                                                                   --------------
                                                                                                                        452,440,698
                                                                                                                     --------------
Banks - Domestic  (15.70%):
              40,000,000   AmSouth Bank, NA, 5.52%,                                                                      40,000,000
                           1/12/07
              50,000,000   AmSouth Bank, NA, 5.54%,                                                                      50,000,071
                           1/22/07
              85,000,000   AmSouth Bank, NA, 5.46%,                                                                      85,096,794
                           12/27/07 (b)
              75,000,000   Bank of America, 5.31%, 2/15/07                                                               75,000,000
              25,000,000   Bank of the West, 5.43%, 2/23/07                                                              25,000,000
              30,000,000   Bank of the West, 5.34%, 11/19/07                                                             30,005,125
                           (b)
              25,000,000   Citibank NA, 5.33%, 1/30/07                                                                   25,000,000
              40,000,000   Citizens Bank, 5.33%, 2/1/07                                                                  40,000,000
              62,000,000   Citizens Bank, 5.32%, 3/29/07                                                                 62,000,000
              20,000,000   Comerica Bank, 5.33%, 9/27/07                                                                 19,999,020
                           (b)
              91,000,000   Comerica Bank, 5.41%, 11/26/07                                                                91,095,436
              50,000,000   First Tennessee Bank, 5.32%,                                                                  50,000,000
                           2/21/07
              35,000,000   First Tennessee Bank, 5.32%,                                                                  35,000,000
                           2/27/07
              30,000,000   First Tennessee Bank, 5.30%,                                                                  30,000,000
                           3/13/07
              70,000,000   Marshall & Ilsley Bank, 5.31%,                                                                70,000,000
                           1/16/07
              50,000,000   Marshall & Ilsley Bank, 5.34%,                                                                50,000,899
                           3/26/07 (b)
              42,500,000   Marshall & Ilsley Bank, 5.16%,                                                                42,504,702
                           12/15/16
              50,000,000   Mercantile Safe Deposit & Trust Co.,                                                          50,000,000
                           5.31%, 2/9/07 (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
              50,000,000   Mercantile Safe Deposit & Trust Co.,                                                          50,000,000
                           5.56%, 7/16/07
              50,000,000   Mercantile Safe Deposit & Trust Co.,                                                          50,000,000
                           5.72%, 8/7/07
              42,500,000   Mercantile Safe Deposit & Trust Co.,                                                          42,494,574
                           5.43%, 8/22/07
              63,000,000   National City Bank, 5.35%, 3/2/07                                                             63,001,376
                           (b)
              73,900,000   Suntrust Bank, 5.32%, 5/1/07 (b)                                                              73,903,093
             163,500,000   Suntrust Bank, 5.30%, 9/14/07 (b)                                                            163,480,025
              12,000,000   US Bank NA, 2.87%, 2/1/07 (d)                                                                 11,972,590
              29,300,000   Wachovia Bank NA, 5.32%, 3/30/07                                                              29,299,824
                           (b)
              85,000,000   Washington Mutual Bank, 5.33%,                                                                85,000,000
                           2/16/07
              20,000,000   Washington Mutual Bank, 5.41%,                                                                20,002,569
                           2/28/07 (b)
              15,000,000   Wells Fargo & Co., 5.12%, 3/9/07                                                              15,000,000
                                                                                                                     --------------
                                                                                                                      1,474,856,098
                                                                                                                     --------------
Banks - Foreign  (12.05%):
              70,000,000   ABN-AMRO Bank, 5.13%, 3/14/07                                                                 70,000,665
              60,000,000   Barclays Bank PLC, 5.09%,                                                                     60,000,000
                           2/28/07
              29,000,000   Barclays Bank PLC, 5.31%, 1/3/08                                                              28,995,591
                           (b)
             100,000,000   BNP Paribas, 5.29%, 3/6/07 (b)                                                                99,995,236
             100,000,000   BNP Paribas, 5.33%, 4/12/07                                                                  100,001,366
              50,000,000   BNP Paribas, 5.33%, 12/16/07                                                                  50,000,000
                           (b)(c)
              85,000,000   Calyon Bank, 5.35%, 5/7/07                                                                    85,004,422
             100,000,000   Calyon Bank, 5.34%, 6/25/07 (b)                                                              100,004,017
              50,000,000   Credit Suisse First Boston USA,                                                               50,000,106
                           Inc., 4.81%, 1/17/07
              80,000,000   Credit Suisse First Boston USA,                                                               80,000,000
                           Inc., 5.31%, 2/21/07
              75,000,000   Fortis Bank New York, 5.30%,                                                                  74,991,000
                           10/15/07 (b)
              38,300,000   HBOS Treasury Services PLC,                                                                   38,279,285
                           4.84%, 1/30/07
              42,500,000   HBOS Treasury Services PLC,                                                                   42,500,000
                           5.32%, 1/7/08 (b)(c)
              35,000,000   Lloyds TSB Bank PLC, 5.29%,                                                                   35,000,000
                           1/5/07
              42,500,000   Societe Generale NY, 5.30%,                                                                   42,490,791
                           9/21/07 (b)
             100,000,000   Svenska Handelsbanken, 4.79%,                                                                 99,969,174
                           1/16/07
              32,965,000   Svenska Handelsbanken, 5.30%,                                                                 32,958,758
                           10/4/07 (b)
              42,500,000   Swedbank, 5.32%, 9/17/07 (b)                                                                  42,494,145
                                                                                                                     --------------
                                                                                                                      1,132,684,556
                                                                                                                     --------------
TOTAL CERTIFICATES OF DEPOSIT (COST $3,059,981,352)                                                                   3,059,981,352
                                                                                                                     --------------

CORPORATE BONDS  (26.66%):
Banks - Australia/New Zealand  (3.06%):
              42,500,000   Australia & New Zealand Banking                                                               42,500,000
                           Group, 5.34%, 12/28/07 (b)(c)
              25,000,000   Australia & New Zealand Banking                                                               25,000,000
                           Group, 5.34%, 6/23/10 (b)(c)
             100,000,000   National Australia Bank, 5.32%,                                                              100,000,000
                           3/7/11 (b)(c)
              60,000,000   Westpac Banking Corp., 5.31%,                                                                 59,997,866
                           12/7/07 (b)
              60,000,000   Westpac Banking Corp., 5.32%,                                                                 60,000,000
                           2/16/11 (b)(c)                                                                            --------------
                                                                                                                        287,497,866
                                                                                                                     --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
Banks - Domestic  (2.75%):
              50,000,000   Bank of New York Co., Inc., 5.34%,                                                            50,000,000
                           3/10/15 (b)(c)
             135,500,000   National City Bank, 5.35%, 1/25/07                                                           135,502,825
                           (b)
              50,000,000   Wells Fargo & Co., 5.36%, 7/15/09                                                             50,000,000
                           (b)(c)
              23,000,000   World Savings Bank, 5.35%,                                                                    23,006,175
                           10/19/07 (b)                                                                              --------------
                                                                                                                        258,509,000
                                                                                                                     --------------
Banks - Foreign  (5.12%):
              85,000,000   Abbey National Treasury Services,                                                             85,018,155
                           5.37%, 6/29/07 (b)
              35,000,000   Bank of Ireland, 5.33%, 7/19/11                                                               35,000,000
                           (b)(c)
             100,000,000   Credit Suisse First Boston USA,                                                              100,004,475
                           Inc., 5.34%, 5/8/07 (b)
              10,200,000   Nationwide Building Society, 2.63%,                                                           10,180,566
                           1/30/07 (c)
              58,000,000   Royal Bank of Scotland Group,                                                                 58,004,101
                           5.36%, 3/30/07 (b)(c)
             100,000,000   Royal Bank of Scotland Group,                                                                100,000,000
                           5.34%, 4/21/10 (b)(c)
              93,500,000   Svenska Handelsbanken, 5.32%,                                                                 93,500,000
                           11/21/11 (b)(c)                                                                           --------------
                                                                                                                        481,707,297
                                                                                                                     --------------
Finance - Automotive  (1.53%):
              28,600,000   American Honda Finance Corp.,                                                                 28,605,867
                           5.51%, 2/20/07 (b)(c)
              50,000,000   Toyota Motor Credit Corp., 5.30%,                                                             50,001,327
                           5/21/07 (b)
              65,000,000   Toyota Motor Credit Corp., 5.33%,                                                             64,997,508
                           7/2/07 (b)                                                                                --------------
                                                                                                                        143,604,702
                                                                                                                     --------------
Finance - Diversified Domestic  (4.58%):
              50,000,000   HSBC Finance Corp., 5.41%,                                                                    50,026,975
                           10/4/07 (b)
              25,000,000   JP Morgan Chase & Co., 5.32%,                                                                 25,000,000
                           7/2/07 (b)
              25,000,000   Merrill Lynch & Co., 5.32%, 5/14/07                                                           24,999,975
                           (b)
              20,000,000   Merrill Lynch & Co., 5.39%, 6/15/07                                                           20,006,549
                           (b)
             110,000,000   Merrill Lynch & Co., 5.34%, 7/27/07                                                          109,999,999
                           (b)
              76,000,000   Morgan Stanley, 5.50%, 2/15/07                                                                76,017,241
                           (b)
              50,000,000   Morgan Stanley, 5.32%, 9/14/07                                                                50,000,000
                           (b)
              74,325,000   Wells Fargo & Co., 5.43%, 3/23/07                                                             74,344,273
                           (b)                                                                                       --------------
                                                                                                                        430,395,012
                                                                                                                     --------------
Forest & Paper Products  (0.67%):
              63,000,000   Kimberly-Clark Corp., 5.26%,                                                                  63,000,000
                           12/19/07 (c)                                                                              --------------
Information Technology  (1.73%):
              82,200,000   IBM Corp., 5.36%, 6/28/07 (b)                                                                 82,215,659
              80,000,000   IBM Corp., 5.36%, 12/8/10 (b)(c)                                                              80,000,000
                                                                                                                     --------------
                                                                                                                        162,215,659
                                                                                                                     --------------
Insurance  (5.05%):
              10,000,000   AIG Sunamerica Global Financial                                                                9,998,346
                           Index, 5.10%, 1/17/07 (c)
              20,000,000   Allstate Financial Global Fund,                                                               19,994,922
                           5.25%, 2/1/07 (c)
              50,000,000   Allstate Life Global Funding Trust,                                                           50,000,000
                           5.33%, 5/4/07 (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
              55,000,000   Allstate Life Global Funding Trust,                                                           55,010,515
                           5.37%, 5/21/07 (b)
              77,000,000   Allstate Life Global Funding Trust,                                                           77,000,000
                           5.31%, 1/11/08 (b)
              85,000,000   ING Verzekeringen, NV, 5.29%,                                                                 85,000,000
                           1/4/08 (b)
              40,000,000   Metropolitan Life Global Funding I,                                                           40,016,421
                           5.37%, 11/9/07 (b)(c)
              10,000,000   Monumental Global Funding II,                                                                 10,006,546
                           5.45%, 6/29/07 (b)(c)
               5,750,000   Monumental Global Funding II,                                                                  5,751,828
                           5.39%, 9/13/07 (b)(c)
              42,500,000   Monumental Global Funding II,                                                                 42,500,000
                           5.35%, 12/20/07 (b)(c)
              80,000,000   Nationwide Life Global Funding,                                                               80,000,000
                           5.34%, 12/27/07 (b)(c)                                                                    --------------
                                                                                                                        475,278,578
                                                                                                                     --------------
Manufacturing  (0.91%):
              85,000,000   3M Co., 5.15%, 12/12/07 (c)                                                                   85,411,112
                                                                                                                     --------------
Pharmaceuticals  (0.35%):
              33,250,000   Eli Lilly Services, Inc., 5.34%,                                                              33,250,000
                           12/31/07 (b)(c)                                                                           --------------
Retail  (0.91%):
              85,000,000   Wal-Mart Stores, 5.88%, 6/1/18                                                                85,171,251
                                                                                                                     --------------

TOTAL CORPORATE BONDS (COST $2,506,040,477)                                                                           2,506,040,477
                                                                                                                     --------------

TAXABLE MUNICIPAL BONDS  (0.90%):
Florida  (0.90%):
              85,000,000   Florida Hurricane Catastrophe,                                                                85,000,000
                           5.36%, 1/15/08 (b)                                                                        --------------

TOTAL TAXABLE MUNICIPAL BONDS (COST $85,000,000)                                                                         85,000,000
                                                                                                                     --------------

MUNICIPAL BONDS  (0.24%):
Virginia  (0.24%):
              22,700,000   Arlington County Industrial                                                                   22,700,000
                           Development Authority Economic                                                            --------------
                           Development Revenue, 5.38%,
                           8/1/31 (b)

TOTAL MUNICIPAL BONDS (COST $22,700,000)                                                                                 22,700,000
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.08%):
               7,552,607   Wells Fargo Prime Investment                                                                   7,552,607
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $7,552,607)                                                                              7,552,607
                                                                                                                     --------------



TOTAL INVESTMENTS (COST $9,352,143,315) (a)   -   99.50%                                                              9,352,143,315
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.50%                                                                        46,545,800
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $9,398,689,115
                                                                                                                     ==============

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.
     Abbreviations used are defined below:
     LOC - Letter of Credit
     LLC - Limited Liability
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (72.48%):
Federal Home Loan Bank (22.73%):
              20,000,000   5.21%, 1/5/07 (b)                                                                           $ 19,988,733
              15,000,000   5.27%, 1/24/07 (b)                                                                            14,950,598
              40,000,000   5.28%, 2/16/07 (b)                                                                            39,737,084
              44,781,000   5.29%, 3/28/07 (b)                                                                            44,231,140
              31,885,000   3.50%, 5/15/07                                                                                31,664,984
              22,820,000   Series 586, 4.25%, 4/16/07                                                                    22,756,379
              10,000,000   Series 605, 5.21%, 6/8/07                                                                     10,000,000
                                                                                                                       ------------
                                                                                                                        183,328,918
                                                                                                                       ------------
Federal Home Loan Mortgage Corporation  (30.53%):
             100,000,000   5.21%, 1/12/07 (b)                                                                            99,842,180
              12,000,000   5.22%, 1/17/07 (b)                                                                            11,972,960
              31,494,000   5.27%, 3/5/07 (b)                                                                             31,211,263
              25,058,000   4.25%, 4/5/07                                                                                 24,992,613
              29,000,000   5.30%, 4/11/07 (b)                                                                            28,587,958
              10,000,000   4.50%, 4/18/07                                                                                 9,976,976
              30,000,000   5.25%, 5/16/07                                                                                29,992,677
              10,000,000   5.21%, 5/22/07 (b)                                                                             9,799,858
                                                                                                                       ------------
                                                                                                                        246,376,485
                                                                                                                       ------------
Federal National Mortgage Association  (19.22%):
              35,312,000   5.27%, 1/31/07 (b)                                                                            35,160,453
              55,000,000   5.26%, 2/7/07 (b)                                                                             54,709,447
              26,989,000   5.30%, 4/25/07 (b)                                                                            26,552,700
              39,366,000   5.29%, 5/23/07 (b)                                                                            38,572,535
                                                                                                                       ------------
                                                                                                                        154,995,135
                                                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $584,700,538)                                                            584,700,538
                                                                                                                       ------------

REPURCHASE AGREEMENT  (24.80%):
              60,000,000   Cantor Fitzgerald dated 11/21/06,                                                             60,000,000
                           due 1/16/07 with maturity value of
                           $60,491,867 (fully collateralized by
                           Federal National Mortgage
                           Association, 5.50%, 2/1/35)
             140,000,000   Cantor Fitzgerald dated 12/29/06,                                                            140,000,000
                           due 1/2/07 with maturity value of                                                           ------------
                           $140,082,133 (fully collateralized by
                           Federal National Mortgage
                           Association, 5.50%, 1/1/36)

TOTAL REPURCHASE AGREEMENT (COST $200,000,000)                                                                          200,000,000
                                                                                                                       ------------

U.S. TREASURY INFLATION PROTECTION BONDS  (2.05%):
              13,000,000   3.38%, 1/15/07                                                                                16,560,593
                                                                                                                       ------------

TOTAL U.S. TREASURY INFLATION PROTECTION BONDS (COST $16,560,593)                                                        16,560,593
                                                                                                                       ------------
INVESTMENT COMPANIES  (0.53%):
               4,242,445   Wells Fargo Government                                                                         4,242,445
                           Institutional Money Market Fund                                                             ------------

TOTAL INVESTMENT COMPANIES (COST $4,242,445)                                                                              4,242,445
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $805,503,576) (a)   -   99.86%                                                                  805,503,576
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.14%                                                                         1,105,416
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $806,608,992
                                                                                                                       ============

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b)  Rate represents the effective yield at purchase.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(UNAUDITED)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
MUNICIPAL BONDS  (91.91%):
Alabama  (1.79%):
               2,100,000   City of Birmingham, 3.90%, 10/1/15,                                                         $  2,100,000
                           (AMBAC Insured) (b)
               3,265,000   Mobile Industrial Development Board                                                            3,265,000
                           Dock & Wharf Revenue, 3.90%,
                           6/1/32, (LOC Wachovia Bank) (b)
               4,000,000   Montgomery Industrial Development                                                              4,000,000
                           Board Pollution Control & Solid Waste
                           (General Electric Co. Project), 3.88%,
                           5/1/21 (b)
               6,000,000   Upper Trinity, 3.55%, 3/7/07                                                                   6,000,000
                                                                                                                       ------------
                                                                                                                         15,365,000
                                                                                                                       ------------
Alaska  (0.83%):
               7,075,000   Valdez Marine Terminal Revenue                                                                 7,075,000
                           (Exxon Pipeline Co.), 3.90%, 12/1/33                                                        ------------
                           (b)

Arizona  (2.54%):
              13,000,000   Apache County IDR, 3.90%,                                                                     13,000,000
                           12/15/18, (LOC Credit Suisse First
                           Boston) (b)
               1,010,000   Glendale IDR, 3.91%, 12/1/14, (LOC                                                             1,010,000
                           Wells Fargo Bank) (b)
               3,000,000   Phoenix IDA, 3.93%, 10/1/29,                                                                   3,000,000
                           (FHLMC Insured) (b)
               4,300,000   Scottsdale IDA Hospital Revenue                                                                4,300,000
                           (Scottsdale Healthcare), 3.89%,
                           9/1/26, (FGIC Insured) (b)
                 485,000   State Health Facilities Authority                                                                485,000
                           Revenue (Community Behavioral                                                               ------------
                           Health Property), 3.91%, 8/1/25, (LOC
                           Wells Fargo Bank) (b)
                                                                                                                         21,795,000
                                                                                                                       ------------
California  (0.08%):
                 650,000   Hesperia Public Financing Authority                                                              650,000
                           Lease Revenue, 4.00%, 6/1/22, (LOC                                                          ------------
                           Bank of America) (b)

Colorado  (7.27%):
               1,295,000   Boulder County Revenue (Mental                                                                 1,295,000
                           Health Center), 3.91%, 2/15/25, (LOC
                           Wells Fargo Bank) (b)
               1,260,000   Colorado Springs Revenue (Pikes                                                                1,260,000
                           Peak Mental Health), 3.91%, 3/15/23,
                           (LOC Wells Fargo Bank) (b)
               5,000,000   Commerce City Northern                                                                         5,000,000
                           Infrastructure General Improvement,
                           3.96%, 12/1/28, (LOC U.S. Bank) (b)
               1,940,000   Crystal Valley Metropolitan District,                                                          1,940,000
                           3.91%, 10/1/34, (LOC Wells Fargo
                           Bank) (b)
               3,900,000   Douglas County MFHR (Autumn                                                                    3,900,000
                           Chase), 3.91%, 12/1/29, (FHLMC
                           Insured) (b)
               2,400,000   Educational & Cultural Facilities                                                              2,400,000
                           Authority Revenue (Shambhala
                           Mountain Center Project), 3.91%,
                           6/1/30, (LOC Wells Fargo Bank) (b)
                 695,000   Jefferson County Revenue, 3.91%,                                                                 695,000
                           6/1/10, (LOC Wells Fargo Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
               2,310,000   NBC Metropolitan District, 3.96%,                                                              2,310,000
                           12/1/30, (LOC U.S. Bank) (b)
               7,600,000   Pinery West Metropolitan District,                                                             7,600,000
                           3.70%, 11/1/32, (LOC U.S. Bank) (b)
               3,725,000   State Educational & Cultural                                                                   3,725,000
                           Facilities Authority (Denver Art
                           Museum Project), 3.91%, 1/1/34,
                           (LOC Wells Fargo Bank) (b)
              18,500,000   State Educational & Cultural                                                                  18,500,000
                           Facilities Authority (National Jewish
                           Building Program C-1), 4.00%, 9/1/35,
                           (LOC U.S. Bank) (b)
               3,900,000   State Educational & Cultural                                                                   3,900,000
                           Facilities Authority (National Jewish
                           Federal Building Program A-7), 4.00%,
                           7/1/29, (LOC Bank of America) (b)
                 285,000   State Educational & Cultural                                                                     285,000
                           Facilities Authority (Regis Jesuit High
                           School), 3.91%, 12/1/33, (LOC Wells
                           Fargo Bank) (b)
               1,250,000   State Health Facilities Authority                                                              1,250,000
                           Revenue (Arapahoe House Project),
                           3.98%, 4/1/24, (LOC Wells Fargo
                           Bank) (b)
                 625,000   State Health Facilities Authority                                                                625,000
                           Revenue (The Visiting Nurse Corp.),
                           4.04%, 7/1/22, (LOC Wells Fargo
                           Bank) (b)
               5,000,000   State Housing & Financial Authority                                                            5,000,000
                           MFHR (Grant A), 3.91%, 5/1/19, (LOC
                           Wells Fargo Bank) (b)
               2,600,000   University of Colorado Hospital                                                                2,600,000
                           Authority Revenue, Series B, 3.90%,                                                         ------------
                           11/15/35, (LOC Wells Fargo Bank)
                           (b)
                                                                                                                         62,285,000
                                                                                                                       ------------
District of Columbia  (0.46%):
               3,930,000   District Revenue Pooled Loan,                                                                  3,930,000
                           3.90%, 1/1/29, (LOC Bank of                                                                 ------------
                           America) (b)

Florida  (4.10%):
               5,800,000   Collier County Health Facilities                                                               5,800,000
                           Authority (The Moorings, Inc.), 3.91%,
                           12/1/24, (LOC Wachovia Bank) (b)
               3,510,000   Dade County Water & Sewer                                                                      3,510,000
                           Systems Revenue, 3.89%, 10/5/22,
                           (FGIC Insured) (b)
               1,500,000   Jacksonville Health Authority,                                                                 1,500,000
                           3.56%, 6/4/07, (LOC Bank of
                           America)
                 500,000   Orange County Educational Facilities                                                             500,000
                           Authority (Rollins College), 3.99%,
                           5/1/31
               3,500,000   Palm Beach County Housing                                                                      3,500,000
                           Finance Authority, 3.91%, 11/1/07,
                           (LOC Credit Suisse First Boston) (b)
               5,300,000   Palm Beach County School Board,                                                                5,300,000
                           Series B, 3.85%, 8/1/29, (AMBAC
                           Insured) (b)
              10,000,000   Sarasota County Continuing Care                                                               10,000,000
                           Retirement Community Revenue
                           (Glenridge Palmer Project), 4.00%,
                           6/1/36, (LOC Bank of Scotland) (b)
               5,000,000   West Orange Health District                                                                    5,000,000
                           Revenue, 3.88%, 2/1/22, (LOC                                                                ------------
                           Suntrust Bank) (b)
                                                                                                                         35,110,000
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Georgia  (5.56%):
               5,800,000   Clayton County MFHR (BS                                                                        5,800,000
                           Partners), 3.91%, 9/1/26, (FNMA
                           Insured) (b)
                 900,000   DeKalb County Development                                                                        900,000
                           Authority Revenue, 3.92%, 6/1/20,
                           (LOC Wachovia Bank) (b)
              16,475,000   DeKalb County Housing Authority                                                               16,475,000
                           Revenue, 3.90%, 1/1/34, (FHLMC
                           Insured) (b)
               1,500,000   DeKalb Private Hospital Authority                                                              1,500,000
                           (Children's Health Care Project),
                           3.91%, 12/1/17, (LOC Suntrust Bank)
                           (b)
               2,000,000   DeKalb Private Hospital Authority                                                              2,000,000
                           (Children's Health Care Project),
                           3.91%, 12/1/28, (LOC Suntrust Bank)
                           (b)
               2,100,000   DeKalb Private Hospital Authority                                                              2,100,000
                           (Egleston Children's Hospital), 3.91%,
                           3/1/24, (LOC Suntrust Bank) (b)
               4,000,000   Downtown Savannah Authority                                                                    4,000,000
                           Revenue, 3.91%, 10/1/07, (LOC
                           Wachovia Bank) (b)
               5,750,000   Marietta MFHR, 3.91%, 5/15/07,                                                                 5,750,000
                           (FNMA Insured) (b)
               9,125,000   Marietta MFHR, 3.92%, 7/1/24,                                                                  9,125,000
                           (FNMA Collateralized) (b)                                                                   ------------
                                                                                                                         47,650,000
                                                                                                                       ------------
Idaho  (3.43%):
              14,500,000   State Health Facilities Revenue (St.                                                          14,500,000
                           Luke's Medical Center), 3.98%,
                           7/1/30, (FSA Insured) (b)
               8,350,000   State Tax Anticipation Notes GO,                                                               8,381,600
                           4.50%, 6/29/07, (LOC Idaho State)
               6,480,000   State University Foundation, Inc.                                                              6,480,000
                           Revenue, 3.91%, 5/1/21, (LOC Wells                                                          ------------
                           Fargo Bank) (b)
                                                                                                                         29,361,600
                                                                                                                       ------------
Illinois  (11.18%):
               1,700,000   Galesburg Revenue (Knox College),                                                              1,700,000
                           3.94%, 3/1/31, (LOC LaSalle Bank)
                           (b)
               4,575,000   Health Facilities Authority Revenue,                                                           4,575,000
                           3.92%, 1/1/16, (LOC JP Morgan
                           Chase Bank) (b)
               4,000,000   State Development Finance                                                                      4,000,000
                           Authority PCR, 3.97%, 9/1/08, (LOC
                           JP Morgan Chase Bank) (b)
              23,535,000   State Development Finance                                                                     23,535,000
                           Authority Revenue, 3.89%, 1/1/18,
                           (FSA Insured) (b)
               6,800,000   State Development Finance                                                                      6,800,000
                           Authority Revenue (Provena Health),
                           Series C, 3.89%, 5/1/28, (MBIA
                           Insured) (b)
               5,100,000   State Finance Authority Revenue,                                                               5,100,000
                           3.89%, 4/1/35, (LOC Bank One) (b)
              10,500,000   State Finance Authority Revenue                                                               10,500,000
                           (Chicago Historical Society), 3.95%,
                           1/1/36, (LOC JP Morgan Chase Bank)
                           (b)
               3,360,000   State Health Facilities Authority                                                              3,360,000
                           Revenue (Loyola University Health
                           System), 3.89%, 7/1/24, (MBIA
                           Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
              27,100,000   State Health Facilities Authority                                                             27,100,000
                           Revenue (OSF Healthcare System),
                           4.05%, 11/15/27, (LOC Fifth Third
                           Bank) (b)
               9,170,000   State Toll Highway Authority                                                                   9,170,000
                           Revenue, 3.89%, 1/1/10, (MBIA                                                               ------------
                           Insured) (b)
                                                                                                                         95,840,000
                                                                                                                       ------------
Indiana  (2.60%):
               3,700,000   Indianapolis Public Improvement                                                                3,700,000
                           Revenue, 3.90%, 2/1/20, (MBIA
                           Insured) (b)
               1,950,000   State Health Facilities Finance                                                                1,950,000
                           Authority Revenue (Anthony Wayne
                           Rehabilitation Center), 3.91%, 2/1/31,
                           (LOC Wells Fargo Bank) (b)
                 100,000   State Health Facilities Finance                                                                  100,000
                           Authority Revenue (Capital Access
                           Designated Pool), 3.92%, 1/1/12,
                           (LOC Comerica Bank) (b)
                 250,000   State Health Facilities Finance                                                                  250,000
                           Authority Revenue (Deaconess
                           Hospital), 3.91%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
               2,835,000   State Health Facilities Finance                                                                2,868,254
                           Authority Revenue, Series D, 5.00%,
                           11/1/26
               3,830,000   State Hospital Equipment Financing                                                             3,830,000
                           Authority Revenue, 3.92%, 12/1/15,
                           (MBIA Insured) (b)
               6,165,000   Vincennes University Revenue,                                                                  6,165,000
                           3.92%, 10/1/22, (LOC Bank One
                           Indiana) (b)
               3,405,000   Vincennes University Revenue,                                                                  3,405,000
                           3.92%, 10/1/24, (LOC JP Morgan                                                              ------------
                           Chase Bank) (b)
                                                                                                                         22,268,254
                                                                                                                       ------------
Iowa  (4.43%):
               2,910,000   State Finance Authority Revenue                                                                2,910,000
                           (Mississippi Valley Regional Blood
                           Center), 3.91%, 2/1/23, (LOC Wells
                           Fargo Bank) (b)
               1,615,000   State Finance Authority Revenue                                                                1,615,000
                           (Putnam Museum of History), 3.91%,
                           5/1/12, (LOC Wells Fargo Bank) (b)
               2,385,000   State Finance Authority Revenue                                                                2,385,000
                           (YMCA & Rehabilitation Center),
                           3.95%, 4/1/25, (LOC Bank of
                           America) (b)
               2,850,000   State Higher Education Authority                                                               2,850,000
                           Revenue (Cornell College), 3.91%,
                           11/1/16, (LOC Wells Fargo Bank) (b)
                 915,000   State Higher Education Authority                                                                 915,000
                           Revenue (Loras College), 4.00%,
                           11/1/30, (LOC LaSalle Bank) (b)
               7,840,000   State Higher Education Authority                                                               7,840,000
                           Revenue (Palmer Chiropractic),
                           3.94%, 4/1/27, (LOC LaSalle Bank)
                           (b)
               7,500,000   State School Cash Anticipation                                                                 7,506,416
                           Program, 4.50%, 1/26/07, (FSA
                           Insured)
               7,000,000   State School Cash Anticipation                                                                 7,025,978
                           Program, 4.50%, 6/28/07, (FSA
                           Insured)
               1,950,000   Webster County Educational                                                                     1,950,000
                           Facilities Revenue, 3.91%, 7/1/20,
                           (LOC Wells Fargo Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
               2,985,000   Woodbury County (Siouxland                                                                     2,985,000
                           Regional Cancer Center), 3.91%,                                                             ------------
                           12/1/14, (LOC Wells Fargo Bank) (b)
                                                                                                                         37,982,394
                                                                                                                       ------------
Kansas  (0.45%):
               1,500,000   Olathe Health Facilities Revenue                                                               1,500,000
                           (Olathe Medical Center), 4.00%,
                           9/1/32, (AMBAC Insured) (b)
               2,375,000   University of Kansas Hospital                                                                  2,375,000
                           Authority Health Facilities Revenue                                                         ------------
                           (KU Health Systems), 4.00%, 9/1/34,
                           (LOC Harris Trust) (b)
                                                                                                                          3,875,000
                                                                                                                       ------------
Kentucky  (0.54%):
               4,630,000   Louisville & Jefferson County Sewer                                                            4,630,000
                           and Drain Systems Revenue, 3.89%,                                                           ------------
                           5/15/23, (FSA Insured) (b)

Louisiana  (0.95%):
               4,105,000   State Offshore Terminal Authority                                                              4,105,000
                           Deepwater Port Revenue (Loop LLC
                           Project), 3.92%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
               4,000,000   State Public Facilities Authority                                                              4,000,000
                           Revenue (Community Care), 3.93%,                                                            ------------
                           7/1/21, (LOC JP Morgan Chase Bank)
                           (b)
                                                                                                                          8,105,000
                                                                                                                       ------------
Maryland  (0.35%):
               3,000,000   State Health & Higher Educational                                                              3,000,000
                           Facilities, 3.89%, 4/1/35, (LOC U.S.                                                        ------------
                           Bank) (b)

Massachusetts  (1.30%):
                 500,000   State Health & Educational Facilities                                                            500,000
                           Authority Revenue (Capital Assets
                           Program), 3.89%, 1/1/19, (MBIA
                           Insured) (b)
               8,000,000   State Health & Educational Facilities                                                          8,000,000
                           Authority Revenue (Children's
                           Hospital), 3.95%, 10/1/42, (AMBAC
                           Insured) (b)
               2,600,000   State Water Resource Authority,                                                                2,600,000
                           3.88%, 11/1/26, (FGIC Insured) (b)                                                          ------------
                                                                                                                         11,100,000
                                                                                                                       ------------
Michigan  (1.19%):
               3,310,000   Eastern Michigan University, 4.00%,                                                            3,310,000
                           6/1/27, (FGIC Insured) (b)
               6,860,000   State Strategic Fund Limited                                                                   6,860,000
                           Obligation Revenue (Henry Ford                                                              ------------
                           Museum), 3.95%, 12/1/33, (LOC
                           Comerica Bank) (b)
                                                                                                                         10,170,000
                                                                                                                       ------------
Minnesota  (3.56%):
                 450,000   City of Minneapolis MFHR, 3.86%,                                                                 450,000
                           12/1/27, (LOC Wells Fargo Bank) (b)
               1,440,000   Inver Grove Heights Senior Housing                                                             1,440,000
                           Revenue, 3.92%, 5/15/35, (FNMA
                           Insured) (b)
               5,980,000   Midwest Consortium of Minneapolis                                                              5,980,000
                           Municipal Utilities Revenue, 3.91%,
                           1/1/25, (LOC U.S. Bank) (b)
               5,645,000   Midwest Consortium of Minneapolis                                                              5,645,000
                           Municipal Utilities Revenue, 3.91%,
                           10/1/35, (LOC U.S. Bank) (b)
               9,010,000   Minneapolis Housing Development                                                                9,010,000
                           Revenue (Orchestra Hall Associates),
                           3.91%, 12/1/14, (FHLMC Insured)
                           (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                 895,000   Minneapolis Revenue (Catholic                                                                    895,000
                           Charities Projects), 3.92%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               3,900,000   Oak Park Heights MFHR (Boutwells                                                               3,900,000
                           Landing), 3.92%, 11/1/35, (LOC
                           Freddie Mac) (b)
               2,340,000   St. Paul Housing & Redevelopment                                                               2,340,000
                           Authority Revenue (Science Museum
                           Project), 3.93%, 5/1/27, (LOC U.S.
                           Bank) (b)
                 820,000   State Higher Education Facilities                                                                820,000
                           Authority Revenue (St. Olaf College),                                                       ------------
                           4.00%, 10/1/20, (LOC Harris Trust &
                           Savings Bank) (b)
                                                                                                                         30,480,000
                                                                                                                       ------------
Mississippi  (2.40%):
               6,000,000   Jackson County PCR, 4.00%,                                                                     6,000,000
                           6/1/23, (Obligor Chevron Texaco
                           Corp.) (b)
              14,555,000   State Development Bank Special                                                                14,555,000
                           Obligation (Desoto County), 3.93%,                                                          ------------
                           11/1/22, (AMBAC Insured) (b)
                                                                                                                         20,555,000
                                                                                                                       ------------
Missouri  (3.57%):
               3,150,000   Independence IDA MFHR (Mansions                                                                3,150,000
                           Project), 3.92%, 8/1/35, (FHLMC
                           Insured) (b)
               2,000,000   St. Charles County IDA, 3.93%,                                                                 2,000,000
                           2/1/29, (FNMA Insured) (b)
               2,440,000   State Health & Educational Facilities                                                          2,440,000
                           Authority, 4.00%, 11/1/32, (LOC Bank
                           of America) (b)
              23,010,000   State Health & Educational Facilities                                                         23,010,000
                           Authority (St Louis University),                                                            ------------
                           3.95%, 10/1/35, (MBIA Insured) (b)
                                                                                                                         30,600,000
                                                                                                                       ------------
Montana  (0.59%):
               5,050,000   State Health Facilities Authority                                                              5,050,000
                           Revenue (Health Care Pooled Loan                                                            ------------
                           Program), 3.92%, 12/1/15, (FGIC
                           Insured) (b)

Nebraska  (0.96%):
               3,250,000   Scotts Bluff County Hospital                                                                   3,250,000
                           Authority Revenue, 3.95%, 12/1/31,
                           (GNMA Insured) (b)
               5,000,000   State Educational Finance Authority                                                            5,000,000
                           (Creighton University Project), 4.00%,                                                      ------------
                           3/1/33, (AMBAC Insured) (b)
                                                                                                                          8,250,000
                                                                                                                       ------------
New Hampshire  (0.11%):
                 970,000   State Health & Educational Facilities                                                            970,000
                           Revenue, 3.90%, 7/1/21, (LOC JP                                                             ------------
                           Morgan Chase Bank) (b)

New Mexico  (0.89%):
               7,600,000   Farmington PCR (Ariz Public                                                                    7,600,000
                           Services Co.), 4.00%, 5/1/24 (b)                                                            ------------

New York  (2.10%):
               4,000,000   Metropolitan Transportation                                                                    4,000,000
                           Authority, Series G, 4.00%, 11/1/26,
                           (LOC BNP Paribas) (b)
               4,200,000   Metropolitan Transportation                                                                    4,200,000
                           Authority, Series G 2, 3.88%, 11/1/26,
                           (b)
               1,600,000   New York City Municipal Water                                                                  1,600,000
                           Finance Authority, Series C, 3.88%,
                           6/15/22, (FGIC Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
               3,550,000   New York City Municipal Water                                                                  3,550,000
                           Finance Authority, Series G, 3.92%,
                           6/15/24, (FGIC Insured) (b)
               4,600,000   State GO, Series H-2, 3.88%,                                                                   4,600,000
                           1/1/36, (LOC Dexia Credit Local) (b)                                                        ------------
                                                                                                                         17,950,000
                                                                                                                       ------------
North Carolina  (0.87%):
               2,665,000   Charlotte Airport Revenue, Series A,                                                           2,665,000
                           3.89%, 7/1/16, (MBIA Insured) (b)
               2,165,000   State Educational Facilities Agency                                                            2,165,000
                           Revenue, 3.95%, 1/1/19, (LOC Bank
                           of America) (b)
               2,600,000   State Medical Care Commission                                                                  2,600,000
                           Revenue, 3.92%, 10/1/16, (LOC                                                               ------------
                           Wachovia Bank) (b)
                                                                                                                          7,430,000
                                                                                                                       ------------
Ohio  (3.86%):
               5,045,000   Franklin County Hospital Revenue                                                               5,045,000
                           (Children's Hospital), 3.91%, 11/1/25,
                           (AMBAC Insured) (b)
               1,960,000   Franklin County Hospital Revenue                                                               1,960,000
                           (OhioHealth), 3.89%, 12/1/20, (LOC
                           Citigroup) (b)
               2,465,000   Franklin County Hospital Revenue                                                               2,465,000
                           (OhioHealth), 3.89%, 12/1/28, (LOC
                           National City Bank) (b)
               3,915,000   Lucas County Bond Anticipation                                                                 3,917,329
                           Notes, 3.60%, 10/10/07
              13,700,000   Salem Hospital Revenue, 3.95%,                                                                13,700,000
                           9/1/35, (LOC JP Morgan Chase Bank)
                           (b)
               5,985,000   University of Toledo General                                                                   5,985,000
                           Receipts Bonds, 4.00%, 6/1/32,                                                              ------------
                           (FGIC Insured) (b)
                                                                                                                         33,072,329
                                                                                                                       ------------
Pennsylvania  (1.26%):
               7,550,000   Chester County Health & Education                                                              7,550,000
                           Facilities Authority (Jenner's Pond),
                           3.92%, 7/1/34, (LOC Citizens Bank)
                           (b)
               3,000,000   Montgomery County IDA (Gloria Dei                                                              3,000,000
                           Project), 3.92%, 1/1/23, (LOC Citizens
                           Bank) (b)
                 280,000   Schuylkill County IDA (Northeast                                                                 280,000
                           Power Co. Project), Series A, 3.96%,                                                        ------------
                           12/1/22, (LOC Dexia Group) (b)
                                                                                                                         10,830,000
                                                                                                                       ------------
South Carolina  (2.01%):
               2,800,000   Florence County Hospital Revenue                                                               2,800,000
                           (McLeod Regional Medical Center),
                           3.93%, 11/1/15, (FGIC Insured) (b)
               3,300,000   State Job Development Authority                                                                3,300,000
                           (Catholic Diocese), 3.95%, 9/1/18,
                           (LOC Bank of America) (b)
                 895,000   State Job Development Authority                                                                  895,000
                           (Orangeburg Regional Medical Center),
                           3.89%, 2/15/28, (AMBAC Insured)
                           (b)
               1,600,000   State Jobs Economic Development                                                                1,600,000
                           Authority Revenue (Hammond School
                           Project), 3.91%, 6/1/30, (LOC Wells
                           Fargo Bank) (b)
               8,600,000   State MFHR (Charleston Rental                                                                  8,600,000
                           Housing), 3.91%, 8/1/31, (FHLMC                                                             ------------
                           Insured) (b)
                                                                                                                         17,195,000
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Tennessee  (1.26%):
               3,315,000   Clarksville Public Building Authority                                                          3,315,000
                           Revenue, 3.90%, 11/1/27, (LOC Bank
                           of America) (b)
               5,400,000   Hamilton County IDR (Aquarium),                                                                5,400,000
                           3.90%, 3/1/15, (LOC Bank of
                           America) (b)
               2,045,000   Metropolitan Government Nashville                                                              2,045,000
                           & Davidson County, 3.90%, 8/1/18,                                                           ------------
                           (LOC Bank of America) (b)
                                                                                                                         10,760,000
                                                                                                                       ------------
Texas  (5.27%):
               1,050,000   Austin County Industrial                                                                       1,050,000
                           Development Corp., 3.91%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               2,520,000   City of Brownsville Utility Systems                                                            2,520,000
                           Revenue, 3.89%, 9/1/27, (MBIA
                           Insured) (b)
               1,300,000   San Antonio Health Facilities                                                                  1,300,000
                           Authority Revenue (Clinical
                           Foundation Project), 3.91%, 6/1/20,
                           (LOC Wells Fargo Bank) (b)
               1,400,000   Splendora Higher Education Facilities                                                          1,400,000
                           Revenue, 3.91%, 12/1/26, (LOC
                           Wells Fargo Bank) (b)
              35,000,000   State Tax & Revenue Anticipation                                                              35,212,794
                           Notes, 4.50%, 8/31/07
               3,700,000   Tarrant County Housing Finance                                                                 3,700,000
                           Corp. Revenue, 3.92%, 2/15/28,                                                              ------------
                           (FNMA Insured) (b)
                                                                                                                         45,182,794
                                                                                                                       ------------
Utah  (1.60%):
                 900,000   Duchesne School District Municipal                                                               900,000
                           Building Authority Lease Revenue,
                           3.96%, 6/1/21, (LOC U.S. Bank) (b)
               1,745,000   Provo Municipal Building Authority                                                             1,745,000
                           Lease, 3.91%, 5/1/12, (LOC Wells
                           Fargo Bank) (b)
              11,105,000   Salt Lake City Revenue (Valley                                                                11,105,000
                           Mental Health Project), 3.91%,                                                              ------------
                           12/1/21, (LOC Wells Fargo Bank) (b)
                                                                                                                         13,750,000
                                                                                                                       ------------
Virginia  (0.71%):
               2,815,000   Alexandria IDA (Pooled Loan                                                                    2,815,000
                           Project), 3.90%, 7/1/26, (LOC Bank of
                           America) (b)
               2,205,000   Hampton Redevelopment & Housing                                                                2,205,000
                           Authority MFHR (Shoreline
                           Apartments Project), 3.92%, 12/1/19,
                           (FHLMC Insured) (b)
               1,095,000   Louisa County IDA, 3.90%, 1/1/20,                                                              1,095,000
                           (LOC Bank of America) (b)                                                                   ------------
                                                                                                                          6,115,000
                                                                                                                       ------------
Washington  (3.01%):
               2,135,000   Richland Golf Enterprise Revenue,                                                              2,135,000
                           3.92%, 12/1/21, (LOC Bank of
                           America) (b)
               6,000,000   Snohomish County Public Utility,                                                               6,000,000
                           3.89%, 12/1/19, (FSA Insured) (b)
               5,500,000   State Housing & Finance                                                                        5,500,000
                           Commission (Evergreen School
                           Project), 3.91%, 7/1/28, (LOC Wells
                           Fargo Bank) (b)
               1,100,000   State Housing & Finance                                                                        1,100,000
                           Commission (Riverview Retirement
                           Project), 3.97%, 7/1/22, (LOC U.S.
                           Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
                 670,000   State Housing & Finance                                                                          670,000
                           Commission Nonprofit Housing
                           Revenue (Christa Ministries), 3.97%,
                           7/1/11, (LOC U.S. Bank) (b)
               1,800,000   State Housing & Finance                                                                        1,800,000
                           Commission Nonprofit Revenue
                           (Annie Wright School), 3.93%,
                           12/1/23, (LOC Bank of America) (b)
               7,045,000   State Housing & Finance                                                                        7,045,000
                           Commission Nonprofit Revenue
                           (Overlake School Project), 3.91%,
                           10/1/29, (LOC Wells Fargo Bank) (b)
               1,500,000   State Housing & Finance                                                                        1,500,000
                           Commission Nonprofit Revenue                                                                ------------
                           (Wesley Homes Project), 3.92%,
                           1/1/36, (LOC Bank of America) (b)
                                                                                                                         25,750,000
                                                                                                                       ------------
Wisconsin  (8.83%):
               3,000,000   Kenosha Unified School District,                                                               3,002,020
                           3.60%, 9/14/07
               7,000,000   School District Cash Flow                                                                      7,044,945
                           Management Program, Series A1,
                           4.50%, 9/19/07, (LOC U.S. Bank)
               7,000,000   School District Cash Flow                                                                      7,041,752
                           Management Program, Series B,
                           4.25%, 11/1/07
              25,590,000   State Health & Educational Facilities                                                         25,590,000
                           Authority Revenue (Aurora Health
                           Care), Series B, 3.89%, 4/1/28, (LOC
                           Marshall & Ilsley) (b)
               2,000,000   State Health & Educational Facilities                                                          2,000,000
                           Authority Revenue (Aurora Health
                           Care), Series C, 4.00%, 4/1/28, (LOC
                           Marshall & Ilsley) (b)
               2,500,000   State Health & Educational Facilities                                                          2,500,000
                           Authority Revenue (Goodwill North
                           Central), 3.91%, 11/1/25, (LOC Wells
                           Fargo Bank) (b)
               7,000,000   State Health & Educational Facilities                                                          7,000,000
                           Authority Revenue (Gundersen
                           Lutheran Medical Center), 4.05%,
                           5/1/20 (b)
               7,665,000   State Health & Educational Facilities                                                          7,665,000
                           Authority Revenue (Gundersen
                           Lutheran), 4.00%, 12/1/15, (FSA
                           Insured) (b)
                 650,000   State Health & Educational Facilities                                                            650,000
                           Authority Revenue (Meriter Hospital),
                           4.05%, 12/1/32, (LOC Marshall &
                           Ilsley Bank) (b)
               2,800,000   State Health & Educational Facilities                                                          2,800,000
                           Authority Revenue (ProHealth, Inc.),
                           4.00%, 8/15/30, (AMBAC Insured) (b)
               1,050,000   State Health & Educational Facilities                                                          1,050,000
                           Authority Revenue (St. John's United
                           Church), 3.97%, 2/1/30, (LOC U.S.
                           Bank) (b)
               2,000,000   State Health & Educational Facilities                                                          2,000,000
                           Authority Revenue (Wheaton
                           Franciscan Services), 3.90%, 8/15/33,
                           (LOC U.S. Bancorp) (b)
               7,400,000   State Health & Educational Facilities                                                          7,400,000
                           Authority Revenue (Wheaton                                                                  ------------
                           Franciscan), 3.90%, 8/15/16, (FSA
                           Insured) (b)
                                                                                                                         75,743,717
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS (COST $787,476,088)                                                                               787,476,088
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
COMMERCIAL PAPER  (7.48%):
Florida  (1.96%):
              16,779,506   Cape Coral, 3.55%, 2/1/07, (LOC                                                               16,779,506
                           Bank of America)                                                                            ------------

Minnesota  (1.17%):
              10,000,000   University of Minnesota, 3.45%,                                                               10,000,000
                           2/21/07                                                                                     ------------

Texas  (3.24%):
              14,950,000   Brownsville Utility System, 3.62%,                                                            14,950,000
                           1/29/07, (LOC State Street)
               8,800,000   Pinellas County, 3.50%, 3/6/07,                                                                8,800,000
                           (LOC Wachovia Bank)
               4,000,000   Plano Health & Education Facilities,                                                           4,000,000
                           3.50%, 3/6/07, (MBIA Insured)                                                               ------------
                                                                                                                         27,750,000
                                                                                                                       ------------
Wyoming  (1.11%):
               9,525,000   Sweetwater County, 3.50%, 3/6/07,                                                              9,525,000
                           (LOC Barklays Bank)                                                                         ------------

TOTAL COMMERCIAL PAPER (COST $64,054,506)                                                                                64,054,506
                                                                                                                       ------------

INVESTMENT COMPANIES  (0.19%):
               1,635,821   Federated Tax Exempt Money                                                                     1,635,821
                           Market Fund                                                                                 ------------

TOTAL INVESTMENT COMPANIES (COST $1,635,821)                                                                              1,635,821
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $853,166,415) (a)   -   99.58%                                                                  853,166,415
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.42%                                                                         3,599,596
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $856,766,011
                                                                                                                       ============

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.
     Abbreviations used are defined below:
     AMBAC - Ambac Assurance Corporation
     FGIC - Financial Guaranty Insurance Co.
     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association
     FSA - Financial Security Assurance Inc.
     GNMA - Government National Mortgage Association
     GO - General Obligation
     IDA - Industrial Development Authority
     IDR - Industrial Development Revenue
     LOC - Letter of Credit
     MBIA - MBIA Insurance Corporation
     MFHR - Multi-Family Housing Revenue
     PCR - Pollution Control Revenue
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
ASSET BACKED SECURITIES  (6.09%):
Asset Backed Auto Receivable  (3.87%):
               1,749,286   BMW Vehicle Owner Trust, Series                                              $                 1,749,286
                           2006-A, Class A1, 5.36%, 9/25/07
                           (b)
              14,289,690   CNH Equipment Trust, Series                                                                   14,289,691
                           2006-B, Class A1, 5.39%, 10/15/07
                           (b)
               2,889,225   Daimler Chrysler Auto Trust, Series                                                            2,889,225
                           2006-C, Class A1, 5.33%, 10/8/07
                           (b)
               3,614,722   Ford Credit Auto Owner Trust, Series                                                           3,614,722
                           2006-C, Class A1, 5.36%, 12/15/07
                           (b)
                 417,888   Harley-Davidson Motorcycle Trust,                                                                417,888
                           Series 2006-3, Class A1, 5.37%,
                           9/15/07 (b)
               3,405,105   Honda Auto Receivables Owner                                                                   3,405,105
                           Trust, Series 2006-2, Class A1,
                           5.43%, 8/21/07 (b)
               1,672,683   Household Automotive Trust, Series                                                             1,672,683
                           2006-2, Class A1, 5.50%, 8/17/07
                           (b)
               3,976,717   Household Automotive Trust, Series                                                             3,976,717
                           2006-3, Class A1, 5.36%, 11/17/07
                           (b)
               4,777,756   John Deere Owner Trust, Series                                                                 4,776,432
                           2006-A, Class A1, 5.36%, 7/13/07
                           (b)
               1,699,880   Long Beach Auto Receivables Trust,                                                             1,699,880
                           Series 2006-B, Class A1, 5.37%,
                           10/15/07 (b)
               4,050,820   Nissan Auto Receivables Owner                                                                  4,050,820
                           Trust, Series 2006-C, Class A1,
                           5.49%, 8/15/07 (b)
               4,000,000   Permanent Master Issuer PLC,                                                                   4,000,000
                           Series 2006-1, Class 1A, 5.30%,
                           10/17/07 (b)
                  70,680   USAA Auto Owner Trust, Series                                                                     70,680
                           2006-2, Class A1, 5.16%, 6/15/07
                           (b)
               2,152,741   USAA Auto Owner Trust, Series                                                                  2,152,741
                           2006-3, Class A1, 5.40%, 8/15/07
                           (b)
               2,815,433   USAA Auto Owner Trust, Series                                                                  2,815,433
                           2006-4, Class A1, 5.34%, 12/13/07
                           (b)
               1,500,133   Volkswagen Auto Lease Trust, Series                                                            1,500,133
                           2006-A, Class A1, 5.52%, 8/20/07
                           (b)
               3,100,091   Wachovia Auto Loan Owner Trust,                                                                3,100,091
                           Series 2006-1, Class A1, 5.39%,
                           10/19/07 (b)
               3,278,964   World Omni Auto Receivables Trust,                                                             3,278,964
                           Series 2006-B, Class A1, 5.37%,                                                           --------------
                           10/15/07 (b)
                                                                                                                         59,460,491
                                                                                                                     --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Asset Backed Mortgages  (2.22%):
               9,500,000   Arkle Master Issuer PLC, Series                                                                9,500,000
                           2006-1A, Class A1, 5.33%, 11/17/07
                           (b)
               1,600,303   CIT Equipment Collateral, Series                                                               1,600,303
                           2006-VT2, Class A1, 5.34%, 11/20/07
                           (b)
               5,000,000   General Electric Equipment Midticket                                                           5,000,000
                           LLC, Series 2006-1, Class A1,
                           5.30%, 12/15/07 (b)
               2,000,000   Granite Master Issuer PLC, Series                                                              2,000,000
                           2006-3, Class A4, 5.30%, 12/20/54
                           (b)
               6,000,000   Holmes Financing PLC, Series 10A,                                                              6,000,000
                           Class 1A, 5.29%, 7/15/07 (b)(c)
               5,900,000   Holmes Master Issuer PLC, Series                                                               5,900,000
                           2006-1A, Class 1A, 5.32%, 1/15/16
                           (b)(c)
               4,000,000   Paragon Mortgages PLC, Series 13A,                                                             4,000,000
                           Class A1, 5.30%, 1/15/39 (b)(c)                                                           --------------
                                                                                                                         34,000,303
                                                                                                                     --------------
TOTAL ASSET BACKED SECURITIES (COST $93,460,794)                                                                         93,460,794
                                                                                                                     --------------

COMMERCIAL PAPER  (31.03%):
Asset Backed  (14.09%):
               6,000,000   Amsterdam Funding, 5.38%,                                                                      5,973,800
                           1/31/07 (c)(d)
              15,000,000   Barton Capital Corp., 5.38%,                                                                  14,962,742
                           1/18/07 (c)(d)
              23,475,000   Edison Asset Securitization LLC,                                                              23,324,656
                           5.39%, 2/14/07 (c)(d)
              30,000,000   Fairway Finance Corp. LLC, 5.39%,                                                             29,921,250
                           1/19/07 (c)(d)
              20,000,000   Falcon Asset Securitization, 5.37%,                                                           19,825,667
                           3/2/07 (c)(d)
              30,000,000   Park Avenue Receivables Corp.,                                                                29,738,500
                           5.37%, 3/2/07 (c)(d)
              12,000,000   Ranger Funding, 5.37%, 1/31/07,                                                               11,947,400
                           (c)(d)
              11,000,000   Ranger Funding, 5.39%, 2/14/07,                                                               10,929,013
                           (c)(d)
              20,000,000   Sheffield Receivables Corp., 5.37%,                                                           19,938,575
                           1/22/07 (c)(d)
              50,000,000   Yorktown Capital Corp., 5.41%,                                                                49,560,000
                           3/2/07 (d)                                                                                --------------
                                                                                                                        216,121,603
                                                                                                                     --------------
Banks - Domestic  (0.81%):
              12,500,000   Baystate Health Systems, 5.44%,                                                               12,455,833
                           1/25/07 (d)                                                                               --------------

Banks - Foreign  (2.94%):
              10,000,000   Alliance & Leicester PLC, 5.39%,                                                               9,913,000
                           3/2/07 (c)(d)
              10,500,000   Alliance & Leicester PLC, 5.39%,                                                              10,399,323
                           3/8/07 (c)(d)
              25,000,000   Svenska Handelsbank, Inc., 5.40%,                                                             24,760,291
                           3/8/07 (d)                                                                                --------------
                                                                                                                         45,072,614
                                                                                                                     --------------
Chemicals  (0.78%):
              12,000,000   BASF AG, 5.36%, 1/29/07 (c)(d)                                                                11,951,187
                                                                                                                     --------------
Finance - Diversified Domestic  (5.02%):
              40,000,000   Bear Stearns Co., 5.39%, 1/22/07                                                              39,877,266
                           (d)
              37,325,000   Private Export Funding, 5.37%,                                                                37,091,833
                           2/13/07 (c)(d)                                                                            --------------
                                                                                                                         76,969,099
                                                                                                                     --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
Finance - Diversified Foreign  (6.74%):
              10,000,000   Credit Suisse First Boston USA,                                                                9,943,233
                           Inc., 5.38%, 2/9/07 (c)(d)
              30,000,000   Credit Suisse First Boston USA,                                                               29,746,733
                           Inc., 5.38%, 2/28/07 (c)(d)
              30,000,000   Nationwide Building Society, 5.39%,                                                           29,829,375
                           2/9/07 (c)(d)
              12,000,000   Rabobank Finance Corp., 5.37%,                                                                11,998,237
                           1/2/07 (d)
              22,000,000   UBS Finance (DE) LLC, 5.36%,                                                                  21,964,641
                           1/12/07 (d)                                                                               --------------
                                                                                                                        103,482,219
                                                                                                                     --------------
Household Products  (0.65%):
              10,000,000   Procter & Gamble International,                                                                9,986,800
                           5.37%, 1/10/07 (c)(d)                                                                     --------------

TOTAL COMMERCIAL PAPER (COST $476,039,355)                                                                              476,039,355
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT  (24.21%):
Banks - Canada  (2.77%):
               5,000,000   Bank of Nova Scotia, 5.35%,                                                                    5,000,107
                           2/14/07 (b)
               7,500,000   Bank of Nova Scotia, 5.30%,                                                                    7,498,066
                           12/31/07 (b)
              30,000,000   Toronto Dominion Bank, 5.30%,                                                                 30,000,163
                           3/22/07                                                                                   --------------
                                                                                                                         42,498,336
                                                                                                                     --------------
Banks - Domestic  (12.87%):
              15,000,000   AmSouth Bank, NA, 5.46%,                                                                      15,017,081
                           12/27/07 (b)
               7,000,000   Bank of New York, 5.32%, 11/19/07                                                              6,998,419
                           (b)
               4,845,000   Branch Banking & Trust, 5.44%,                                                                 4,847,454
                           6/4/07 (b)
              10,000,000   Citizens Bank, 5.32%, 3/29/07                                                                 10,000,000
              16,000,000   Comerica Bank, 5.41%, 11/26/07                                                                16,016,780
              20,000,000   First Tennessee Bank, 5.30%,                                                                  20,000,000
                           3/13/07
              25,000,000   HSBC Finance Corp., 5.31%,                                                                    25,000,000
                           2/9/07
               7,500,000   Marshall & Ilsley Bank, 5.16%,                                                                 7,500,830
                           12/15/16
               7,500,000   Mercantile Safe Deposit & Trust Co.,                                                           7,499,042
                           5.43%, 8/22/07
              12,000,000   National City Bank, 5.35%, 3/2/07                                                             12,000,262
                           (b)
              37,500,000   Suntrust Bank, 5.30%, 9/14/07 (b)                                                             37,495,567
              15,000,000   Washington Mutual Bank, 5.33%,                                                                15,000,000
                           2/16/07
              20,000,000   Washington Mutual Bank, 5.41%,                                                                20,002,569
                           2/28/07 (b)                                                                               --------------
                                                                                                                        197,378,004
                                                                                                                     --------------
Banks - Foreign  (8.57%):
              10,000,000   Barclays Bank PLC, 5.09%,                                                                     10,000,000
                           2/28/07
              25,000,000   Calyon Bank, 5.35%, 5/7/07                                                                    25,001,300
              12,000,000   Dexia Bank NY, 4.73%, 1/3/07                                                                  11,999,458
               7,000,000   HBOS Treasury Services PLC,                                                                    6,996,214
                           4.84%, 1/30/07
               7,500,000   HBOS Treasury Services PLC,                                                                    7,500,000
                           5.32%, 1/7/08 (b)(c)
              50,000,000   Lloyds TSB Bank PLC, 5.29%,                                                                   50,000,001
                           1/5/07
               5,000,000   Royal Bank of Scotland Group,                                                                  4,999,792
                           4.79%, 1/3/07
               7,500,000   Societe Generale NY, 5.30%,                                                                    7,498,375
                           9/21/07 (b)
               7,500,000   Swedbank, 5.32%, 9/17/07 (b)                                                                   7,498,967
                                                                                                                     --------------
                                                                                                                        131,494,107
                                                                                                                     --------------

TOTAL CERTIFICATES OF DEPOSIT (COST $371,370,447)                                                                       371,370,447
                                                                                                                     --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
CORPORATE BONDS  (34.86%):
Banks - Australia/New Zealand  (2.44%):
               7,500,000   Australia & New Zealand Banking                                                                7,500,000
                           Group, 5.34%, 12/28/07 (b)(c)
              15,000,000   Westpac Banking Corp., 5.31%,                                                                 14,999,466
                           12/7/07 (b)
              15,000,000   Westpac Banking Corp., 5.32%,                                                                 15,000,000
                           2/16/11 (b)(c)                                                                            --------------
                                                                                                                         37,499,466
                                                                                                                     --------------
Banks - Domestic  (0.18%):
               2,809,000   Bank of New York Co., Inc., 3.90%,                                                             2,782,100
                           9/1/07                                                                                    --------------
Banks - Foreign  (3.35%):
              15,000,000   Abbey National Treasury Services,                                                             15,003,204
                           5.37%, 6/29/07 (b)
               5,000,000   Bank of Ireland, 5.33%, 7/19/11                                                                5,000,000
                           (b)(c)
               2,000,000   Credit Suisse First Boston USA,                                                                2,003,104
                           Inc., 5.75%, 4/15/07
               2,625,000   Nationwide Building Society, 2.63%,                                                            2,619,953
                           1/30/07 (c)
              10,200,000   Nationwide Building Society, 5.49%,                                                           10,209,363
                           7/20/07 (b)(c)
              16,500,000   Svenska Handelsbanken, 5.32%,                                                                 16,499,999
                           11/21/11 (b)(c)                                                                           --------------
                                                                                                                         51,335,623
                                                                                                                     --------------
Finance - Automotive  (2.67%):
              10,000,000   American Honda Finance Corp.,                                                                 10,002,134
                           5.51%, 2/20/07 (b)(c)
              15,000,000   American Honda Finance Corp.,                                                                 15,000,000
                           5.32%, 12/6/07 (b)(c)
               6,000,000   American Honda Finance Corp.,                                                                  6,001,679
                           5.37%, 12/27/07 (b)(c)
              10,000,000   Toyota Motor Credit Corp., 5.33%,                                                              9,999,617
                           7/2/07 (b)                                                                                --------------
                                                                                                                         41,003,430
                                                                                                                     --------------
Finance - Diversified Domestic  (8.27%):
              10,000,000   American Express Credit Corp.,                                                                 9,999,969
                           5.31%, 1/9/07 (b)
               8,650,000   Citigroup Inc., 5.43%, 6/4/07 (b)                                                              8,653,675
              40,000,000   Merrill Lynch & Co., 5.34%, 7/27/07                                                           40,000,001
                           (b)
               6,325,000   Merrill Lynch & Co., 5.51%, 7/27/07                                                            6,330,970
                           (b)
              13,800,000   Morgan Stanley, 5.50%, 2/15/07                                                                13,803,131
                           (b)
              10,000,000   Morgan Stanley, 5.32%, 9/14/07                                                                10,000,000
                           (b)
              18,050,000   Wachovia Corp., 5.45%, 7/20/07                                                                18,062,136
                           (b)
              20,000,000   Wells Fargo & Co., 5.43%, 3/23/07                                                             20,005,186
                           (b)                                                                                       --------------
                                                                                                                        126,855,068
                                                                                                                     --------------
Forest & Paper Products  (0.78%):
              12,000,000   Kimberly-Clark Corp., 5.26%,                                                                  12,000,000
                           12/19/07 (c)                                                                              --------------

Household Products  (0.43%):
               6,500,000   Colgate-Palmolive Co., 7.84%,                                                                  6,557,454
                           5/15/07                                                                                   --------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
Information Technology  (1.63%):
              25,000,000   IBM Corp., 5.36%, 12/8/10 (b)(c)                                                              25,000,000
                                                                                                                     --------------
Insurance  (9.82%):
               5,000,000   Allstate Financial Global Fund,                                                                4,999,135
                           5.25%, 2/1/07 (c)
              14,535,000   Allstate Life Global Funding II,                                                              14,539,469
                           5.44%, 4/2/07 (b)(c)
              10,000,000   Allstate Life Global Funding Trust,                                                           10,001,912
                           5.37%, 5/21/07 (b)
              13,000,000   Allstate Life Global Funding Trust,                                                           13,000,000
                           5.31%, 2/11/08 (b)
              15,000,000   ING Verzekeringen, NV, 5.29%,                                                                 15,000,000
                           1/4/08 (b)
               7,090,000   John Hancock Global Funding II,                                                                7,076,498
                           5.00%, 7/27/07 (c)
               6,500,000   Metropolitan Life Global Funding I,                                                            6,475,058
                           4.75%, 6/20/07 (c)
               7,100,000   Metropolitan Life Global Funding I,                                                            7,104,908
                           5.44%, 10/5/07 (b)(c)
              10,000,000   Metropolitan Life Global Funding I,                                                           10,004,105
                           5.37%, 11/9/07 (b)(c)
              35,000,000   Monumental Global Funding II,                                                                 35,022,914
                           5.45%, 6/29/07 (b)(c)
               7,500,000   Monumental Global Funding II,                                                                  7,500,000
                           5.35%, 12/20/07 (b)(c)
              20,000,000   Nationwide Life Global Funding,                                                               20,000,000
                           5.34%, 12/27/07 (b)(c)                                                                    --------------
                                                                                                                        150,723,999
                                                                                                                     --------------
Manufacturing  (1.63%):
              15,000,000   3M Co., 5.15%, 12/12/07 (c)                                                                   15,072,549
              10,000,000   Caterpillar Financial Service Corp.,                                                           9,970,378
                           3.00%, 2/15/07                                                                            --------------
                                                                                                                         25,042,927
                                                                                                                     --------------
Oil & Gas  (0.97%):
              15,000,000   BP Capital Markets PLC, 2.63%,                                                                14,915,877
                           3/15/07                                                                                   --------------

Pharmaceuticals  (1.09%):
              16,664,000   Eli Lilly Services, Inc., 5.34%,                                                              16,664,000
                           12/31/07 (b)(c)                                                                           --------------

Retail  (1.60%):
               9,500,000   Costco Wholesale Corp., 5.50%,                                                                 9,502,598
                           3/15/07
              15,000,000   Wal-Mart Stores, 5.88%, 6/1/18                                                                15,030,220
                                                                                                                     --------------
                                                                                                                         24,532,818
                                                                                                                     --------------

TOTAL CORPORATE BONDS (COST $534,912,762)                                                                               534,912,762
                                                                                                                     --------------

TAXABLE MUNICIPAL BONDS  (3.09%):
California  (0.65%):
              10,000,000   Adelanto Public Utility Authorization                                                         10,000,000
                           Revenue, 5.35%, 11/1/34, (AMBAC                                                           --------------
                           Insured)(b)

Florida  (0.98%):
              15,000,000   Florida Hurricane Catastrophe,                                                                15,000,000
                           5.36%, 1/15/08 (b)                                                                        --------------

Michigan  (0.39%):
               5,955,000   Oakland County, 5.35%, 4/1/07                                                                  5,956,943
                                                                                                                     --------------
New Mexico  (0.25%):
               3,900,000   Albuquerque Industrial Revenue,                                                                3,900,000
                           5.42%, 8/1/25, (LOC Wells Fargo                                                           --------------
                           Bank)(b)

Oregon  (0.17%):
               2,565,000   Lake Oswego Redevelopment                                                                      2,565,000
                           Agency Tax Increment Revenue,                                                             --------------
                           5.42%, 6/1/20, (LOC Wells Fargo
                           Bank)(b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                    VALUE
               ------                                                                                                --------------
Texas  (0.65%):
              10,000,000   North Texas Higher Education                                                                  10,000,000
                           Authority Inc., 5.35%, 12/1/46,                                                           --------------
                           (AMBAC Insured)(b)

TOTAL TAXABLE MUNICIPAL BONDS (COST $47,421,943)                                                                         47,421,943
                                                                                                                     --------------

INVESTMENT COMPANIES  (0.23%):
               3,474,797   Wells Fargo Prime Investment                                                                   3,474,797
                           Money Market Fund                                                                         --------------

TOTAL INVESTMENT COMPANIES (COST $3,474,797)                                                                              3,474,797
                                                                                                                     --------------



TOTAL INVESTMENTS (COST $1,526,680,098) (a)   -   99.51%                                                              1,526,680,098
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.49%                                                                         7,540,076
                                                                                                                     --------------

NET ASSETS   -   100.00%                                                                                             $1,534,220,174
                                                                                                                     ==============

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)  Rate represents the effective yield at purchase.
     Abbreviations used are defined below:
     AMBAC - Ambac Assurance Corporation
     LOC - Letter of Credit
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
MUNICIPAL BONDS  (90.43%):
Alabama  (1.69%):
               4,700,000   Daphne-Villa Special Care Facilities                                                       $   4,700,000
                           Funding Authority Revenue (Mercy
                           Medical Project), 3.90%, 12/1/27,
                           (LOC Amsouth Bank) (b)
               3,000,000   Mobile Industrial Development Board                                                            3,000,000
                           Dock & Wharf Revenue, 3.90%,                                                                ------------
                           6/1/32, (LOC Wachovia Bank) (b)
                                                                                                                          7,700,000
                                                                                                                       ------------
Arizona  (1.32%):
               1,300,000   Apache County IDR, 3.90%,                                                                      1,300,000
                           12/15/18, (LOC Bank of New York)
                           (b)
                 605,000   Maricopa County Industrial                                                                       605,000
                           Development Authority MFHR (Gran
                           Victoria Housing LLC), 3.92%,
                           4/15/30, (FNMA Insured) (b)
               1,500,000   Phoenix IDA, 3.91%, 4/1/28, (LOC                                                               1,500,000
                           Wells Fargo Bank) (b)
               2,610,000   State Health Facilities Authority                                                              2,610,000
                           Revenue (Community Behavioral                                                               ------------
                           Health Property), 3.91%, 8/1/25, (LOC
                           Wells Fargo Bank) (b)
                                                                                                                          6,015,000
                                                                                                                       ------------
Colorado  (5.92%):
               1,000,000   Aurora Centretech Metropolitan                                                                 1,000,000
                           District, Series A, 3.70%, 12/1/28,
                           (LOC BP Amoco) (b)
                 740,000   Colorado Springs Revenue (Pikes                                                                  740,000
                           Peak Mental Health), 3.91%, 3/15/23,
                           (LOC Wells Fargo Bank) (b)
               4,300,000   Crystal Valley Metropolitan District,                                                          4,300,000
                           3.91%, 10/1/34, (LOC Wells Fargo
                           Bank) (b)
               1,600,000   Denver City & County Convention                                                                1,600,000
                           Center, 3.91%, 9/1/25, (FSA Insured)
                           (b)
               3,000,000   Douglas County MFHR (Autumn                                                                    3,000,000
                           Chase), 3.91%, 12/1/29, (FHLMC
                           Insured) (b)
               4,810,000   Parker Automotive Metropolitan                                                                 4,810,000
                           District, 3.70%, 12/1/34, (LOC U.S.
                           Bank) (b)
               3,600,000   State Educational & Cultural                                                                   3,600,000
                           Facilities Authority (Denver
                           Seminary), 3.91%, 7/1/34, (LOC Wells
                           Fargo Bank) (b)
               1,315,000   State Educational & Cultural                                                                   1,315,000
                           Facilities Authority (Regis Jesuit High
                           School), 3.91%, 12/1/33, (LOC Wells
                           Fargo Bank) (b)
               1,700,000   State Health Facilities Authority                                                              1,700,000
                           Revenue (Craig Hospital), 3.91%,
                           12/1/20, (LOC Wells Fargo Bank) (b)
                 300,000   State Health Facilities Authority                                                                300,000
                           Revenue (The Visiting Nurse Corp.),
                           4.04%, 7/1/22, (LOC Wells Fargo
                           Bank) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
               2,700,000   University of Colorado Hospital                                                                2,700,000
                           Authority Revenue, Series B, 3.90%,
                           11/15/35, (LOC Wells Fargo Bank)
                           (b)
               2,000,000   Water Valley Metropolitan District                                                             2,000,000
                           Number 002, 3.91%, 12/1/24, (LOC                                                            ------------
                           Wells Fargo Bank) (b)
                                                                                                                         27,065,000
                                                                                                                       ------------
District of Columbia  (1.94%):
               4,095,000   American Geophysical Union,                                                                    4,095,000
                           3.90%, 9/1/23, (LOC: Bank of
                           America) (b)
               1,700,000   District Revenue (Internships &                                                                1,700,000
                           Academic), 3.96%, 7/1/36, (LOC
                           Branch Banking & Trust) (b)
               3,085,000   Galleria Metropolitan District, 3.91%,                                                         3,085,000
                           12/1/29, (LOC Wells Fargo Bank) (b)                                                         ------------
                                                                                                                          8,880,000
                                                                                                                       ------------
Florida  (2.60%):
               2,900,000   Brevard County Educational                                                                     2,900,000
                           Facilities Authority (Institute of
                           Technology), 3.90%, 7/1/32, (LOC
                           Bank of America) (b)
                 900,000   Collier County Health Facilities                                                                 900,000
                           Authority (The Moorings, Inc.), 3.91%,
                           12/1/24, (LOC Wachovia Bank) (b)
               1,900,000   Dade County IDA (Dolphins                                                                      1,900,000
                           Stadium), 3.76%, 1/1/16, (LOC
                           Societe Generale) (b)
                  75,000   Dade County Water & Sewer                                                                         75,000
                           Systems Revenue, 3.89%, 10/5/22,
                           (FGIC Insured) (b)
               1,900,000   Indiana River County Revenue (St.                                                              1,900,000
                           Edward's School), 3.92%, 7/1/27,
                           (LOC Wachovia Bank) (b)
               3,000,000   Orange County Educational Facilities                                                           3,000,000
                           Authority (Rollins College), 3.99%,
                           5/1/31 (b)
               1,200,000   Sunshine State Government Finance                                                              1,200,000
                           Committee, 3.97%, 7/1/16, (AMBAC                                                            ------------
                           Insured) (b)
                                                                                                                         11,875,000
                                                                                                                       ------------
Georgia  (5.17%):
               1,415,000   Clayton County MFHR (BS                                                                        1,415,000
                           Partners), 3.91%, 9/1/26, (FNMA
                           Insured) (b)
                 900,000   DeKalb Private Hospital Authority                                                                900,000
                           (Children's Health Care Project),
                           3.91%, 12/1/28, (LOC Suntrust Bank)
                           (b)
               1,700,000   DeKalb Private Hospital Authority                                                              1,700,000
                           (Egleston Children's Hospital), 3.91%,
                           3/1/24, (LOC Suntrust Bank) (b)
               5,000,000   Fulco Hospital Authority Revenue                                                               5,000,000
                           (Shepherd Center, Inc. Project),
                           3.91%, 9/1/17, (LOC Wachovia Bank)
                           (b)
               2,100,000   Fulton County Development                                                                      2,100,000
                           Authority (St. George Village), 3.90%,
                           4/1/34, (LOC Bank of America) (b)
               3,000,000   Fulton County Development                                                                      3,000,000
                           Authority Revenue (Pace Academy,
                           Inc. Project), 3.90%, 7/1/18,
                           (LOC Bank of America) (b)
               5,900,000   Hall County Gainesville Hospital                                                               5,900,000
                           Authority Revenue (Northeast
                           Health), 3.89%, 5/15/29, (LOC MBIA)
                           (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
               3,600,000   Marietta MFHR, 3.91%, 5/15/07,                                                                 3,600,000
                           (FNMA Insured) (b)                                                                          ------------
                                                                                                                         23,615,000
                                                                                                                       ------------
Idaho  (2.85%):
               7,000,000   State Health Facilities Revenue (St.                                                           7,000,000
                           Luke's Medical Center), 3.98%,
                           7/1/30, (FSA Insured) (b)
               6,000,000   State Tax Anticipation Notes GO,                                                               6,022,707
                           4.50%, 6/29/07, (LOC Idaho State)                                                           ------------
                                                                                                                         13,022,707
                                                                                                                       ------------
Illinois  (11.15%):
               1,000,000   Chicago Waterworks Revenue,                                                                    1,033,176
                           5.25%, 11/1/23, Prerefunded
                           11/1/07 @ 102
               3,000,000   Crestwood Tax, Increment Revenue,                                                              3,000,000
                           3.96%, 12/1/23, (LOC Fifth Third
                           Bank) (b)
               2,350,000   Galesburg Revenue (Knox College),                                                              2,350,000
                           3.92%, 7/1/24, (LOC LaSalle Bank)
                           (b)
               4,800,000   Galesburg Revenue (Knox College),                                                              4,800,000
                           3.94%, 3/1/31, (LOC LaSalle Bank)
                           (b)
               2,730,000   State Development Finance                                                                      2,730,000
                           Authority Revenue (Westside Health),
                           3.94%, 12/1/29, (LOC LaSalle Bank)
                           (b)
               7,400,000   State Finance Authority Revenue                                                                7,400,000
                           (Proctor Hospital), 3.95%, 1/1/16,
                           (LOC JP Morgan Chase Bank) (b)
               4,450,000   State Finance Authority Revenue                                                                4,450,000
                           (Resurrection Health), 3.90%, 5/15/35,
                           (LOC LaSalle Bank) (b)
               7,085,000   State Finance Authority Revenue                                                                7,085,000
                           (Resurrection Health), Series B,
                           4.05%, 5/15/35, (LOC JP Morgan
                           Chase Bank) (b)
              11,700,000   State Health Facilities Authority                                                             11,699,999
                           Revenue (OSF Healthcare System),
                           4.05%, 11/15/27, (LOC Fifth Third
                           Bank) (b)
               6,450,000   State Health Facilities Authority                                                              6,450,000
                           Revenue (Swediah Covenant                                                                   ------------
                           Hospital), 3.90%, 8/15/33, (LOC JP
                           Morgan Chase Bank) (b)
                                                                                                                         50,998,175
                                                                                                                       ------------
Indiana  (3.08%):
               3,325,000   Health & Educational Facilities                                                                3,325,000
                           Finance Authority Hospital Revenue,
                           4.00%, 2/15/36, (LOC Fifth Third
                           Bank) (b)
               1,700,000   State Health Facilities Finance                                                                1,700,000
                           Authority Revenue (Anthony Wayne
                           Rehabilitation Center), 3.91%, 2/1/31,
                           (LOC Wells Fargo Bank) (b)
               2,230,000   State Health Facilities Finance                                                                2,230,000
                           Authority Revenue (Deaconess
                           Hospital), 3.91%, 1/1/22, (LOC Fifth
                           Third Bank) (b)
                 800,000   State Health Facilities Finance                                                                  800,000
                           Authority Revenue (Golden Years
                           Homestead), 3.91%, 6/1/12, (LOC
                           Wells Fargo Bank) (b)
               6,000,000   State Hospital Equipment Financing                                                             6,000,000
                           Authority Revenue, 3.92%, 12/1/15,                                                          ------------
                           (MBIA Insured) (b)
                                                                                                                         14,055,000
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
Iowa  (5.97%):
               2,130,000   State Finance Authority Revenue                                                                2,130,000
                           (Health Systems), Series A-1, 3.90%,
                           2/15/35, (FGIC Insured) (b)
               1,550,000   State Finance Authority Revenue                                                                1,550,000
                           (Mississippi Valley Regional Blood
                           Center), 3.91%, 2/1/23, (LOC Wells
                           Fargo Bank) (b)
                 705,000   State Finance Authority Revenue                                                                  705,000
                           (Putnam Museum of History), 3.91%,
                           5/1/12, (LOC Wells Fargo Bank) (b)
               1,830,000   State Higher Education Authority                                                               1,830,000
                           Revenue (Palmer Chiropractic),
                           3.94%, 4/1/27, (LOC LaSalle Bank)
                           (b)
               1,350,000   State Higher Education Loan                                                                    1,350,000
                           Authority Revenue (Private Colleges),
                           4.00%, 11/1/32, (LOC LaSalle Bank)
                           (b)
               3,000,000   State School Cash Anticipation                                                                 3,002,566
                           Program, 4.50%, 1/26/07, (FSA
                           Insured)
              12,250,000   State School Cash Anticipation                                                                12,295,462
                           Program, 4.50%, 6/28/07, (FSA
                           Insured)
               2,250,000   Webster County Educational                                                                     2,250,000
                           Facilities Revenue, 3.91%, 7/1/20,
                           (LOC Wells Fargo Bank) (b)
               2,150,000   Woodbury County Educational                                                                    2,150,000
                           Facilities Revenue, 3.96%, 11/1/16,                                                         ------------
                           (LOC U.S. Bank) (b)
                                                                                                                         27,263,028
                                                                                                                       ------------
Kansas  (1.13%):
               1,680,000   Olathe Health Facilities Revenue                                                               1,680,000
                           (Olathe Medical Center), 4.00%,
                           9/1/32, (AMBAC Insured) (b)
               2,170,000   State Development Finance                                                                      2,170,000
                           Authority Revenue (Village Shalom
                           Obligated Group), 4.00%, 11/15/28,
                           (LOC LaSalle Bank) (b)
               1,330,000   University of Kansas Hospital                                                                  1,330,000
                           Authority Health Facilities Revenue                                                         ------------
                           (KU Health Systems), 4.00%, 9/1/34,
                           (LOC Harris Trust) (b)
                                                                                                                          5,180,000
                                                                                                                       ------------
Kentucky  (1.76%):
               2,040,000   Breckinridge County Lease Program                                                              2,040,000
                           Revenue, 3.90%, 12/1/29, (LOC U.S.
                           Bank) (b)
               5,000,000   Public Energy Authority (Gas Supply                                                            5,000,000
                           Revenue), 4.00%, 8/1/16, (LOC
                           Societe Generale) (b)
               1,000,000   State Property & Buildings                                                                     1,017,646
                           Community Revenue (Project #55),                                                            ------------
                           6.25%, 9/1/07, (MBIA Insured)
                                                                                                                          8,057,646
                                                                                                                       ------------
Louisiana  (3.62%):
              11,675,000   East Baton Rouge Parish Sales Tax                                                             11,675,000
                           Revenue, Road & Street
                           Improvement, Series B, 3.89%,
                           8/1/30, (FGIC Insured) (b)
               1,355,000   Kenner Sales Tax Revenue, Series                                                               1,362,977
                           2003, 5.00%, 6/1/07, (MBIA Insured)
               3,500,000   State Offshore Terminal Authority                                                              3,500,000
                           Deepwater Port Revenue (Loop LLC                                                            ------------
                           Project), 3.92%, 10/1/19, (LOC JP
                           Morgan Chase Bank) (b)
                                                                                                                         16,537,977
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
Maryland  (5.14%):
              21,950,000   Montgomery County Housing                                                                     21,950,000
                           Opportunities MFHR (Oakwood
                           Apartments), 3.92%, 11/1/07, (FHLMC
                           Insured) (b)
               1,515,000   State Health & Higher Education                                                                1,515,000
                           Facilities Revenue (Pooled Loan                                                             ------------
                           Program), 3.90%, 1/1/29, (LOC Bank
                           of America) (b)
                                                                                                                         23,465,000
                                                                                                                       ------------
Massachusetts  (1.48%):
               6,765,000   State Health & Educational Facilities                                                          6,765,000
                           Authority Revenue (Children's                                                               ------------
                           Hospital), 3.95%, 10/1/42, (AMBAC
                           Insured) (b)

Michigan  (0.83%):
               2,000,000   Kent Hospital Finance Authority                                                                2,000,000
                           Revenue (Spectrum Health), 3.89%,
                           1/15/26, (MBIA Insured) (b)
                 300,000   Kent Hospital Finance Authority                                                                  300,000
                           Revenue (Spectrum Health), 3.89%,
                           1/15/26, (MBIA Insured) (b)
               1,500,000   Kent Hospital Finance Authority                                                                1,500,000
                           Revenue (Spectrum Health), 3.89%,                                                           ------------
                           1/15/29, (FGIC Insured) (b)
                                                                                                                          3,800,000
                                                                                                                       ------------
Minnesota  (5.08%):
               1,290,000   Higher Education Facilities Authority                                                          1,290,000
                           Revenue (Olaf College), 4.00%,
                           10/1/32, (LOC Harris Trust) (b)
               4,995,000   Inver Grove Heights Senior Housing                                                             4,995,000
                           Revenue, 3.92%, 5/15/35, (FNMA
                           Insured) (b)
               1,215,000   Midwest Consortium of Minneapolis                                                              1,215,000
                           Municipal Utilities Revenue, 3.91%,
                           1/1/25, (LOC U.S. Bank) (b)
               8,455,000   Midwest Consortium of Minneapolis                                                              8,455,000
                           Municipal Utilities Revenue, 3.91%,
                           10/1/35, (LOC U.S. Bank) (b)
                 760,000   Minneapolis Revenue (Catholic                                                                    760,000
                           Charities Projects), 3.92%, 11/1/16,
                           (LOC Wells Fargo Bank) (b)
               1,200,000   Minnetonka MFHR (Minnetonka Hills                                                              1,200,000
                           Apartments), 3.92%, 11/15/31, (FNMA
                           Insured) (b)
               4,000,000   Oak Park Heights MFHR (Boutwells                                                               4,000,000
                           Landing), 3.92%, 11/1/35, (LOC
                           Freddie Mac) (b)
               1,300,000   State Higher Education Facilities                                                              1,300,000
                           Authority Revenue (St. Olaf College),                                                       ------------
                           4.00%, 10/1/30, (LOC Harris Trust &
                           Savings Bank) (b)
                                                                                                                         23,215,000
                                                                                                                       ------------
Mississippi  (2.63%):
              12,000,000   Jackson County PCR, 4.00%,                                                                    12,000,000
                           6/1/23, (Obligor Chevron Texaco                                                             ------------
                           Corp.) (b)

Missouri  (1.98%):
               1,900,000   Independence IDA MFHR (Mansions                                                                1,900,000
                           Project), 3.92%, 8/1/35, (FHLMC
                           Insured) (b)
               5,140,000   Kansas City Industrial Development                                                             5,140,000
                           Authority MFHR (Cloverset
                           Apartments Project), 3.92%, 9/15/32,
                           (FNMA Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
               2,000,000   State Health & Education Facilities                                                            2,000,000
                           Revenue, 4.00%, 6/1/19, (FSA                                                                ------------
                           Insured) (b)
                                                                                                                          9,040,000
                                                                                                                       ------------
Montana  (0.66%):
               3,000,000   State Health Facilities Authority                                                              3,000,000
                           Revenue (Health Care Pooled Loan                                                            ------------
                           Program), 3.92%, 12/1/15, (FGIC
                           Insured) (b)

Nebraska  (0.24%):
               1,100,000   State Educational Finance Authority                                                            1,100,000
                           (Creighton University Project), 4.00%,                                                      ------------
                           3/1/33, (AMBAC Insured) (b)

Nevada  (1.09%):
               5,000,000   Director State Department Business                                                             5,000,000
                           & Industry (Nevada Cancer Institute),                                                       ------------
                           3.90%, 12/1/33, (LOC Bank of
                           America) (b)

New York  (1.69%):
               7,700,000   Metropolitan Transportation                                                                    7,700,000
                           Authority, Sub-Series G-2, 3.88%,                                                           ------------
                           11/1/26 (b)

North Carolina  (0.99%):
               1,985,000   Charlotte Airport Revenue, 3.89%,                                                              1,985,000
                           7/1/34, (MBIA Insured) (b)
               2,550,000   State Medical Care Common                                                                      2,550,000
                           Revenue (FlexCap-Lutheran Project),                                                         ------------
                           3.90%, 1/1/39, (LOC Bank of
                           America) (b)
                                                                                                                          4,535,000
                                                                                                                       ------------
Ohio  (1.38%):
               4,880,000   Franklin County Hospital Revenue                                                               4,880,000
                           (OhioHealth), 3.89%, 12/1/28, (LOC
                           National City Bank) (b)
               1,000,000   Lucas County Bond Anticipation                                                                 1,000,595
                           Notes, 3.60%, 10/10/07
                 445,000   Warren County Health Care                                                                        445,000
                           Facilities Revenue (Otterbein Homes                                                         ------------
                           Project), 4.03%, 7/1/23, (LOC Fifth
                           Third Bank) (b)
                                                                                                                          6,325,595
                                                                                                                       ------------
Pennsylvania  (2.41%):
               3,000,000   Chester County Health & Education                                                              3,000,000
                           Facilities Authority (Jenner's Pond),
                           3.92%, 7/1/34, (LOC Citizens Bank)
                           (b)
               4,000,000   Dauphin County General Authority                                                               4,000,000
                           Health Systems Revenue, 3.89%,
                           8/15/27, (FSA Insured) (b)
               4,000,000   Montgomery County IDA (Gloria Dei                                                              4,000,000
                           Project), 3.92%, 1/1/23, (LOC Citizens                                                      ------------
                           Bank) (b)
                                                                                                                         11,000,000
                                                                                                                       ------------
South Dakota  (0.22%):
               1,000,000   State Health & Educational Facilities                                                          1,000,000
                           Authority Revenue (Rapid City                                                               ------------
                           Regional Hospital), 4.00%, 9/1/27,
                           (MBIA Insured) (b)

Tennessee  (1.21%):
               2,985,000   Clarksville Public Building Authority                                                          2,985,000
                           Revenue, 4.00%, 7/1/31, (LOC Bank
                           of America) (b)
               2,550,000   Clarksville Public Building Authority                                                          2,550,000
                           Revenue, 4.00%, 7/1/34, (LOC Bank                                                           ------------
                           of America) (b)
                                                                                                                          5,535,000
                                                                                                                       ------------

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
Texas  (4.81%):
               3,650,000   Aldine Independent School District,                                                            3,650,000
                           3.72%, 6/15/28, (PSF Insured) (b)
               2,600,000   Austin County Industrial                                                                       2,600,000
                           Development Corp., 3.91%, 12/1/14,
                           (LOC JP Morgan Chase Bank) (b)
               3,115,000   Crawford Educational Facilities                                                                3,115,000
                           Revenue (Woodlands Academy),
                           3.97%, 6/1/18, (LOC U.S. Bank) (b)
               2,525,000   Splendora Higher Education Facilities                                                          2,525,000
                           Revenue, 3.91%, 12/1/26, (LOC
                           Wells Fargo Bank) (b)
              10,000,000   State Tax & Revenue Anticipation                                                              10,060,798
                           Notes, 4.50%, 8/31/07                                                                       ------------
                                                                                                                         21,950,798
                                                                                                                       ------------
Utah  (1.85%):
               2,800,000   Duchesne School District Municipal                                                             2,800,000
                           Building Authority Lease Revenue,
                           3.96%, 6/1/21, (LOC U.S. Bank) (b)
               2,900,000   Ogden City Redevelopment Agency                                                                2,900,000
                           Tax, Increment Revenue, 3.91%,
                           4/1/25, (LOC Wells Fargo Bank) (b)
               1,925,000   Salt Lake City Revenue (Valley                                                                 1,925,000
                           Mental Health Project), 3.91%,
                           12/1/21, (LOC Wells Fargo Bank) (b)
                 805,000   Sanpete County School Facilities                                                                 805,000
                           Revenue (Wasatch Academy),                                                                  ------------
                           3.96%, 8/1/28, (LOC U.S. Bank) (b)
                                                                                                                          8,430,000
                                                                                                                       ------------
Virginia  (0.47%):
                 885,000   Alexandria IDA (Pooled Loan                                                                      885,000
                           Project), 3.90%, 7/1/26, (LOC Bank of
                           America) (b)
               1,250,000   Roanoke County Industrial                                                                      1,250,000
                           Development Authority Healthcare                                                            ------------
                           Facilities Revenue (Friendship Manor,
                           Inc.), 3.92%, 10/1/15, (LOC Wachovia
                           Bank) (b)
                                                                                                                          2,135,000
                                                                                                                       ------------
Washington  (1.97%):
               2,200,000   Snohomish County Public Utility,                                                               2,200,000
                           3.89%, 12/1/19, (FSA Insured) (b)
               6,285,000   State Health Care Facilities                                                                   6,285,000
                           Revenue (Empire Health Services),
                           3.90%, 11/1/23, (LOC U.S. Bank) (b)
                 500,000   State Public Power Supply, 3.90%,                                                                500,000
                           7/1/17, (LOC Bank of America) (b)                                                           ------------
                                                                                                                          8,985,000
                                                                                                                       ------------
Wisconsin  (5.11%):
               2,000,000   Kenosha Unified School District,                                                               2,001,347
                           3.60%, 9/14/07
               3,000,000   School District Cash Flow                                                                      3,017,894
                           Management Program, Certificate of
                           Participation, Series B, 4.25%,
                           11/1/07
               3,775,000   School District Cash Flow                                                                      3,799,238
                           Management Program, Series A1,
                           4.50%, 9/19/07, (LOC U.S. Bank)
               1,125,000   State Health & Educational Facilities                                                          1,125,000
                           Authority Revenue (Camillus Health
                           Center), 3.92%, 2/1/35, (LOC U.S.
                           Bank) (b)
               7,525,000   State Health & Educational Facilities                                                          7,525,000
                           Authority Revenue (Gundersen
                           Lutheran), 4.00%, 12/1/15, (FSA
                           Insured) (b)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                 -------------
               2,000,000   State Health & Educational Facilities                                                          2,000,000
                           Authority Revenue (Gundersen
                           Lutheran), 4.05%, 5/1/20 (b)
               1,625,000   State Health & Educational Facilities                                                          1,625,000
                           Authority Revenue (Gundersen
                           Lutheran), 4.05%, 5/1/33, (FGIC
                           Insured) (b)
               2,245,000   State Municipalities Private School                                                            2,245,000
                           Finance Commission Revenue (Fox                                                             ------------
                           Valley Lutheran High School), 3.97%,
                           3/1/23, (LOC U.S. Bank) (b)
                                                                                                                         23,338,479
                                                                                                                       ------------
Wyoming  (0.98%):
               4,460,000   Platte County Pollution Control                                                                4,460,000
                           Revenue, Series B, 4.00%, 7/1/14,                                                           ------------
                           (LOC National Rural Utilities) (b)

TOTAL MUNICIPAL BONDS (COST $413,044,405)                                                                               413,044,405
                                                                                                                       ------------

COMMERCIAL PAPER  (8.66%):
Florida  (2.47%):
               4,347,000   Florida Municipal Power, 3.50%,                                                                4,347,000
                           3/6/07, (LOC Wachovia Bank)
               7,000,000   Jacksonville Health Authority,                                                                 7,000,000
                           3.56%, 6/4/07, (LOC Bank of                                                                 ------------
                           America)
                                                                                                                         11,347,000
                                                                                                                       ------------
Illinois  (1.85%):
               5,995,000   Illinois State Health, 3.52%, 3/6/07,                                                          5,995,000
                           (MBIA Insured)
               2,435,000   Illinois State Health, 3.52%, 3/6/07,                                                          2,435,000
                           (MBIA Insured)                                                                              ------------
                                                                                                                          8,430,000
                                                                                                                       ------------
North Carolina  (1.12%):
               5,100,000   City of Charlotte, 3.55%, 2/1/07,                                                              5,100,000
                           (LOC Suntrust Bank)                                                                         ------------

Texas  (2.17%):
               6,000,000   Brownsville Utility System, 3.62%,                                                             6,000,000
                           1/29/07, (LOC State Street)
               3,900,000   Plano Health & Education Facilities,                                                           3,900,000
                           3.50%, 3/6/07, (MBIA Insured)                                                               ------------
                                                                                                                          9,900,000
                                                                                                                       ------------
Wisconsin  (1.05%):
               4,800,000   Wisconsin State Health & Education,                                                            4,800,000
                           3.51%, 3/6/07, (MBIA Insured)                                                               ------------

TOTAL COMMERCIAL PAPER (COST $39,577,000)                                                                                39,577,000
                                                                                                                       ------------

INVESTMENT COMPANIES  (0.42%):
               1,941,091   Federated Tax Exempt Money                                                                     1,941,091
                           Market Fund                                                                                 ------------

TOTAL INVESTMENT COMPANIES (COST $1,941,091)                                                                              1,941,091
                                                                                                                       ------------



TOTAL INVESTMENTS (COST $454,562,496) (a)   -   99.51%                                                                  454,562,496
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.49%                                                                         2,244,786
                                                                                                                       ------------

NET ASSETS   -   100.00%                                                                                               $456,807,282
                                                                                                                       ============

------------
(a)  Tax cost of securities is equal to book cost of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on December 31, 2006. The maturity date represents the actual maturity date.
     Abbreviations used are defined below:
     AMBAC - Ambac Assurance Corporation
     FGIC - Financial Guaranty Insurance Co.
     FNMA - Federal National Mortgage Association
     FSA - Financial Security Assurance, Inc.
     GO - General Obligation
     IDA - Industrial Development Authority
     IDR - Industrial Development Revenue
     LOC - Letter of Credit
     MBIA - MBIA Insurance Corporation
     MFHR - Multi-Family Housing Revenue
     PSF - Permanent School Fund
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

TAMARACK TREASURY PLUS MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                 DECEMBER 31, 2006
(Unaudited)

               SHARES
                 OR
              PRINCIPAL
               AMOUNT                                                                                                     VALUE
               ------                                                                                                  ------------
REPURCHASE AGREEMENT  (97.8%):
               1,990,000   Cantor Fitzgerald dated 12/29/06;                                                             $1,990,000
                           due 1/2/07 @ 4.80% with a maturity                                                            ----------
                           value of $1,991,061 (fully
                           collateralized by U.S. Government
                           Agency Obligations)

TOTAL REPURCHASE AGREEMENT (COST $1,990,000)                                                                              1,990,000
                                                                                                                         ----------

INVESTMENT COMPANIES  (0.3%):
                   6,134   Wells Fargo Prime Investment                                                                       6,134
                           Money Market Fund                                                                             ----------

TOTAL INVESTMENT COMPANIES (COST $6,134)                                                                                      6,134
                                                                                                                         ----------



TOTAL INVESTMENTS (COST $1,996,134) (a)   -   98.1%                                                                       1,996,134
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.9%                                                                             38,723
                                                                                                                         ----------

NET ASSETS   -   100.0%                                                                                                  $2,034,857
                                                                                                                         ==========

------------
(a)  Tax cost of securities is equal to book cost of securities.
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                December 31, 2006
                                   (unaudited)

1.       ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. Tamarack operates fifteen separate series (individually, a "Fund" and collectively, the "Funds"), each with its own investment objectives and strategies.

2.       SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). The officers of Tamarack ("Fund Management") follow these policies when preparing the schedules of portfolio investments. Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION: Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard
Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Board of Trustees' (the "Board") approved pricing and valuation procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security. Foreign equity securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Bonds and other fixed income securities are generally valued on the basis of market prices furnished by pricing services approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates market value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable from a pricing service, the Board has approved pricing and valuation procedures to determine a security's fair value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

                                   CONTINUED

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                December 31, 2006
                                   (unaudited)

Securities held by the money market funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairment of the issuer, a Money Market Fund will use pricing and valuation procedures approved by the Board to determine a security's fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors' Corporation or Moody's Investors Service, Inc. The Money Market Funds do not invest in any unrated securities.

The tax cost of securities differs from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of December 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund (except the Money Market Funds) were as follows:

                                                                                    Net Unrealized
                              Tax Cost of       Unrealized        Unrealized         Appreciation
                               Securities      Appreciation      Depreciation       (Depreciation)
                              ------------     ------------      ------------       --------------
Large Cap Growth Fund         $132,628,830     $ 19,039,710      $ (7,581,248)       $ 11,458,462
Mid Cap Growth Fund            115,180,609       25,309,991        (6,912,543)         18,397,448
Small Cap Growth Fund            8,141,049        2,919,510          (468,557)          2,450,953
Enterprise Fund                308,881,335      121,200,001       (17,205,833)        103,994,168
Enterprise Small Cap Fund       54,957,221       27,518,315        (2,540,624)         24,977,691
Value Fund                     231,615,005      108,243,951        (2,034,045)        106,209,906
Microcap Value Fund            248,999,084      111,210,136       (15,886,389)         95,323,747
Quality Fixed Income Fund       57,486,301          246,177          (922,491)           (676,314)
Tax-Free Income Fund            18,522,685          546,330              (749)            545,581


INVESTMENT TRANSACTIONS:

Investment transactions are recorded on one business day after trade date, except for on the last business day of the fiscal quarter end, when they are recorded on trade date.

FINANCIAL INSTRUMENTS:

Certain of the Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. A Fund would recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the period ended December 31, 2006.

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued are valued daily as of the trade date. Securities purchased on a when-issued basis begin earning interest on the settlement date.

                                   CONTINUED

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                December 31, 2006
                                   (unaudited)

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market of the collateral remains in excess of the repurchase agreement in the event of a default.

SECURITIES LENDING:

The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to 100% of the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33?% of the total assets of a particular Fund. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances.

The Funds will earn income for lending their securities from fees paid by borrowers and from the investment of cash collateral. The Funds will then pay the lending agent (Wells Fargo Bank) a percentage of the lending income. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In the event that a borrower fails to return the lent security, the lending agent will indemnify the Funds based on the difference in value between the closing market value of the security on the date it should have been returned and the value of the cash collateral. The Funds assume all risk of loss from a decline in the market value of the collateral investment and any resulting collateral deficiencies. In an effort to reduce these risks, Voyageur Asset Management, Inc. (the Funds' investment advisor) and Wells Fargo Bank will monitor the creditworthiness of the borrowers to which the Funds lend securities.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of December 31, 2006:

                                              Value of            Value of
                                          Securities Loaned      Collateral
                                          -----------------     ------------
Large Cap Growth Fund                       $ 15,440,677        $ 15,981,388
Mid Cap Growth Fund                           16,877,407          17,607,128
Enterprise Fund                               51,135,257          53,679,116
Enterprise Small Cap Fund                     10,004,305          10,525,474
Value Fund                                    41,979,472          43,635,696

                                   CONTINUED

                              TAMARACK FUNDS TRUST
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                December 31, 2006
                                   (unaudited)

The cash collateral received was pooled and invested into the following:

                                                                                                    Enterprise
                                                 Large Cap        Mid Cap          Enterprise       Small Cap             Value
                                                Growth Fund     Growth Fund           Fund             Fund               Fund
                                                ------------    ------------      ------------     ------------       ------------
American General Finance, 5.35%, 1/15/2008      $    565,207    $    622,704      $  1,898,446     $    372,250       $  1,543,244
Atomium Funding Corp., 2/06/2007                     562,122         619,305         1,888,084          370,218          1,534,821
Buckingham CDO, LLC., 1/18/2007                      112,736         124,205           378,664           74,249            307,816
Buckingham CDO, LLC., 1/16/2007                      676,614         745,444         2,272,646          445,624          1,847,432
Cedar Springs Capital Company, LLC, 1/10/2007        240,182         264,615           806,735          158,186            655,794
Cheyne Finance, LLC, 1/18/2007                       563,681         621,023         1,893,322          371,245          1,539,079
Corporate Asset Security LTD., 1/11/2007             564,257         621,658         1,895,257          371,625          1,540,653
Deer Valley Funding, LLC., 1/22/2007                 225,339         248,262           756,881          148,410            615,268
Deer Valley Funding, LLC., 1/30/2007                 225,077         247,973           756,000          148,238            614,552
Fountain Square Funding, 01/8/2007                   564,506         621,932         1,896,092          371,788          1,541,331
Fox Trot LTD.,  01/18/2007                           450,945         496,818         1,514,657          296,996          1,231,263
George Street Financial, LLC, 1/17/2007              732,888         807,443         2,461,664          482,686          2,001,084
Hudson, 2/15/2007                                    561,382         618,489         1,885,598          369,731          1,532,800
Irish Life & Permanent,  2/27/2007                   112,079         123,480           376,455           73,816            306,020
Islands Bank, Inc., 5.39%, 3/22/2007                 451,994         497,974         1,518,180          297,687          1,234,127
Kestrel Funding P.L.C.,  2/27/2007                   212,949         234,612           715,265          140,250            581,438
KLIO Funding Corp., 1/19/2007                        563,596         620,929         1,893,037          371,189          1,538,848
KLIO III,LTD & KLIO Funding Corp., 1/23/2007         675,922         744,682         2,270,324          445,168          1,845,544
Liquid Funding, LTD., 01/05/2007                     112,950         124,440           379,382           74,390            308,399
Liquid Funding,  LTD.,  5.24%, 4/12/2007             565,105         622,591         1,898,104          372,183          1,542,967
MBIA Global Funding, LLC., 5.32%, 2/20/2007          339,012         373,499         1,138,692          223,276            925,641
Metlife Global Funding I, 5.33%, 3/06/2012           565,082         622,567         1,898,028          372,168          1,542,905
St. Germain Holdings, 2/6/2007                       224,849         247,722           755,234          148,087            613,929
Whistlejacket Capital,  1/10/2007                    255,644         281,650           858,672          168,370            698,014
World OMNI Vehicle Leasing, 1/17/2007                563,760         621,110         1,893,587          371,297          1,539,295
Morgan Stanley, Repurchase Agreement,
 5.36%, 1/2/2007                                   5,293,508       5,832,002        17,780,111        3,486,348         14,453,433
                                                ------------    ------------      ------------     ------------       ------------
Total Collateral Held                           $ 15,981,388    $ 17,607,128      $ 53,679,116     $ 10,525,474       $ 43,635,696
                                                ============    ============      ============     ============       ============

ITEM 2. CONTROLS AND PROCEDURES.
(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Tamarack Funds Trust
               --------------------

By (Signature and Title)* /s/ Erik R. Preus
                          ------------------------
                          Erik R. Preus, President

Date   February 28, 2007
       -----------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Erik R. Preus
                          ------------------------
                          Erik R. Preus, President

Date   February 28, 2007
       -----------------


By (Signature and Title)* /s/ David P. Lux
                          -------------------------------------
                          David P. Lux, Chief Financial Officer

Date   February 28, 2007
       -----------------



* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.